STYLE SELECT SERIES
PROSPECTUS
2002

                           AIG SUNAMERICA MUTUAL FUNDS

[graphic omitted]

Style-Based
Investment
Choices
from
The
Retirement
Specialist


                                                     -------------------------
                                                      Style Select Series(R)
                                                         [graphic omitted]
                                                     ------------o-------------

================================================================================
         January 30, 2002                              PROSPECTUS
================================================================================


                    SUNAMERICA STYLE SELECT SERIES, INC.(R)


                           LARGE-CAP GROWTH PORTFOLIO

                           MID-CAP GROWTH PORTFOLIO

                           SMALL-CAP GROWTH PORTFOLIO

                           MULTI-CAP GROWTH PORTFOLIO

                           LARGE-CAP VALUE PORTFOLIO

                           SMALL-CAP VALUE PORTFOLIO

                           MULTI-CAP VALUE PORTFOLIO





The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                             AIG SunAmerica
                                                                 Mutual Funds

               TABLE OF CONTENTS
================================================================================

               FUND HIGHLIGHTS .........................................  2

               SHAREHOLDER ACCOUNT INFORMATION ........................  17

               MORE INFORMATION ABOUT THE PORTFOLIOS ..................  26

                 INVESTMENT STRATEGIES ................................  26

                 GLOSSARY .............................................  28

                   INVESTMENT TERMINOLOGY .............................  28

                   RISK TERMINOLOGY ...................................  29

               FUND MANAGEMENT ........................................  30

               INFORMATION ABOUT ADVISERS .............................  31

               FINANCIAL HIGHLIGHTS ...................................  36


                                                             AIG SunAmerica
                                                                 Mutual Funds

================================================================================
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q&A

The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Fund"), and to provide you with information about the Fund's separate Portfolios and their investment goals, principal investment strategies, and principal investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided under "More Information About the Portfolios," on pages 26-27, and the glossary that follows on pages 28-29.

Q: WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS, PRINCIPAL STRATEGIES AND
   TECHNIQUES?
A:

                        PRINCIPAL               PRINCIPAL
            INVESTMENT  INVESTMENT              INVESTMENT
 FUND          GOAL     STRATEGY                TECHNIQUES
 ----       ----------  ----------              ----------

LARGE-CAP   long-term   growth     active trading of equity securities selected
GROWTH      growth of              on the basis of growth criteria, issued by
PORTFOLIO   capital                large-cap companies

MID-CAP     long-term   growth     active trading of equity securities selected
GROWTH      growth of              on the basis of growth criteria, issued by
PORTFOLIO   capital                mid-cap companies

SMALL-CAP   long-term   growth     active trading of equity securities selected
GROWTH      growth of              on the basis of growth criteria, issued by
PORTFOLIO   capital                small-cap companies

MULTI-CAP   long-term   growth     active trading of equity securities selected
GROWTH      growth of              on the basis of growth criteria, issued by
PORTFOLIO   capital                companies of any market capitalization

LARGE-CAP   long-term   value      active trading of equity securities selected
VALUE       growth of              on the basis of value criteria, issued by
PORTFOLIO   capital                large-cap companies

SMALL-CAP   long-term   value      active trading of equity securities selected
VALUE       growth of              on the basis of value criteria, issued by
PORTFOLIO   capital                small-cap companies

MULTI-CAP   long-term   value      active trading of equity securities selected
VALUE       growth of              on the basis of value criteria, issued by
PORTFOLIO   capital                companies of any market capitalization


--------------------------------------------------------------------------------

A "STYLE-BASED" Portfolio follows a strict investment approach based either on a "value" or a "growth" philosophy and on market capitalization.

A "STYLIZED" Portfolio may engage in value or growth investing, in any proportion or combination.

When deemed appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

The "GROWTH" ORIENTED philosophy to which the Large-Cap Growth, Mid-Cap Growth, Small-Cap Growth and Multi-Cap Growth Portfolios subscribe that of investing in securities believed to offer the potential for long-term growth of capital focuses on securities considered to have a historical record of above-average earnings growth rate; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

The "VALUE" ORIENTED philosophy to which the Large-Cap Value, Small-Cap Value and Multi-Cap Value Portfolios subscribe that of investing in securities believed to be undervalued in the market-reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT HOW THE PORTFOLIOS ARE ADVISED

Each Portfolio provides investors with access to three different professional Advisers, each with a distinct methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio.

MARKET CAPITALIZATION RANGES

Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the market capitalization ranges prescribed by the Style Box categories designed by Morningstar, Inc. Morningstar, Inc. may change the Style Box market capitalization ranges over time as market conditions and broad market valuations vary. The Portfolios' market capitalization ranges will change as the Morningstar categories vary. Currently, these market capitalization ranges are as follows: $1.4 billion or less for the Small-Cap category; between $1.4 billion and $8.7 billion for the Mid-Cap category; and $8.7 billion or more for the Large-Cap category. Under normal circumstances, at least 65% of the total assets of each Style-based Portfolio will be invested in companies with market capitalizations within the Portfolio's applicable range. The median market capitalization of the companies within each Portfolio will fall within its applicable range.

Q: WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on pages 28 and 29 describes various additional risks.

   RISKS OF INVESTING IN EQUITY SECURITIES--ALL FUNDS

   All of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

   RISKS OF NON-DIVERSIFICATION--ALL FUNDS

   Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

   ADDITIONAL PRINCIPAL RISKS--ALL FUNDS

   Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank or SunAmerica or SunAmerica's affiliates, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

   ADDITIONAL RISKS SPECIFIC TO THE MID-CAP GROWTH PORTFOLIO, SMALL-CAP GROWTH PORTFOLIO, MULTI-CAP GROWTH PORTFOLIO, SMALL-CAP VALUE PORTFOLIO AND MULTI-CAP VALUE PORTFOLIO

   Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

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FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q: HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information for Class I of the Multi-Cap Value Portfolio is not shown because it has not been in existence for a full calendar year.

LARGE-CAP GROWTH PORTFOLIO (CLASS B)

[Table below represents bar chart in the printed piece]

 1998      1999      2000       2001
 ----      ----      ----       ----
29.80%    32.68%   -16.68%     -22.71%

During the 4-year period shown in the bar chart, the highest return for a quarter was 25.56% (quarter ended December 31, 1999) and the lowest return for a quarter was -22.71% (quarter ended September 30, 2001).


Average Annual Total Returns
(as of the calendar year                             Past One       Since
ended December 31, 2001)                               Year       Inception*****
Large-Cap Growth Portfolio*               Class A     -26.72%       0.93%
                                          Class B     -26.57%       1.26%
                                          Class II    -24.23%       1.43%
Russell 1000(R) Growth Index**                        -20.42%       4.51%
Russell 1000(R) Index***                              -12.45%       6.89%
Morningstar Large-Cap Growth Category****             -23.63%       5.40%

    * Includes sales charges.

   ** The Russell 1000(R) Growth Index measures the performance of those Russell
      1000 with higher price-to-book ratios and higher forecasted growth values.

  *** The Russell  1000(R) Index  measures the  performance of the 1,000 largest
      U.S. companies in the Russell 3000 Index based on total market capitalization, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $13 billion; the median market capitalization was approximately $3.8 billion. The smallest company in the index had an approximate market capitalization of $1.4 million. The index does not include any sales charges or fees.

 **** Developed by Morningstar, the Morningstar Large-Cap Growth Category currently reflects a group of 998 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class A, B and C  shares  commenced  offering  on  October  15,  1997.  On
      December 1, 1998, the Class C shares were redesignated Class II shares.


--------------------------------------------------------------------------------

MID-CAP GROWTH PORTFOLIO (CLASS B)

[Table below represents bar chart in the printed piece]

 1997      1998      1999       2000       2001
 ----      ----      ----       ----       ----
13.29%    21.33%    37.43%     -4.48%     -22.19%


During the 5-year period shown in the bar chart, the highest return for a quarter was 29.91% (quarter ended December 31, 1999) and the lowest return for a quarter was -23.81% (quarter ended September 30, 2001).


Average Annual
Total Returns
(as of the calendar year                          Past One   Past Five   Class A and Class B       Class II
ended December 31, 2001)                            Year      Years         Since Inception     Since Inception****
Mid-Cap Growth Portfolio*              Class A    -26.20%     6.43%             6.04%               N/A
                                       Class B    -26.08%     6.75%             6.46%               N/A
                                       Class II   -23.08%     N/A               N/A                 7.85%
Russell Mid-Cap Growth(TM) Index**                -20.16%     9.02%             8.52%              10.37%
Morningstar Mid-Cap Growth Category***            -21.28%     8.44%             9.72%              12.54%

    * Includes sales charges.

   ** Russell Midcap Growth(TM) Index measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

  *** Developed  by  Morningstar,   the  Morningstar   Mid-Cap  Growth  Category
      currently reflects a group of 640 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

 **** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997.

================================================================================
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

The Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

SMALL-CAP GROWTH PORTFOLIO(1) (CLASS A)

[Table below represents bar chart in the printed piece]

1999      2000       2001
----      ----       ----
73.13%    -1.17%    -15.62%

During the 3-year period shown in the bar chart, the highest return for a quarter was 45.94% (quarter ended December 31, 1999) and the lowest return for a quarter was -25.58% (quarter ended September 30, 2001).

Average Annual Total Returns
(as of the calendar year                              Past One      Since
ended December 31, 2001)                                Year      Inception****
Small-Cap Growth Portfolio*               Class A     -15.62%       9.91%
                                          Class B     -20.10%       8.47%
                                          Class II    -16.68%       9.06%
                                          Class I     -15.21%     -18.66%
Russell 2000 Growth Index**                            -9.23%       0.85%
Morningstar Small Growth Category***                   -9.02%       9.77%

  (1) Performance information shown is that of the Small Cap Growth Fund, a series of North American Funds, which was reorganized into the Portfolio on November 16, 2001 (the "Small-Cap Growth Reorganization"). The Portfolio commenced operations upon consummation of the Small-Cap Growth Reorganization. The average annual total returns of the shares of the Portfolio would differ from those of the shares of the Small Cap Growth Fund of North American Funds only to the extent that the Portfolio is subject to different sales charges and expenses. If the Portfolio's sales charges and expenses were reflected, returns of the Portfolio's shares would be less than those shown. The Small Cap Growth Fund of North
      American Funds had a similar investment objective, investment strategies and policies as does the Portfolio although the Small Cap Growth Fund of North American Funds was managed by an affiliate of the manager and advised solely by Credit Suisse Asset Management, LLC while the Small-Cap Growth Portfolio is advised by Credit Suisse Asset Management, LLC as well as Baron Capital Management, Inc. and Oberweis Asset Management, Inc.

    * Includes sales charge.

   ** Russell 2000 Growth Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

  *** Developed by Morningstar, the Morningstar Small Growth Category currently reflects a group of 499 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

 **** Class A, B and C commenced offering on January 6, 1998. Class I shares commenced offering on July 7, 2000. On November 16, 2001, upon the consummation of the Small-Cap Growth Reorganization, Class C shares of Small-Cap Growth Fund were reorganized as Class II shares of the Portfolio.

--------------------------------------------------------------------------------

MULTI-CAP GROWTH PORTFOLIO (CLASS B)


[Table below represents bar chart in the printed piece]

 1997      1998      1999       2000         2001
 ----      ----      ----       ----         ----
23.87%    30.58%    71.51%     -15.90%      -27.41%


During the 5-year period shown in the bar chart, the highest return for a quarter was 50.19% (quarter ended December 31, 1999) and the lowest return for a quarter was -23.66% (quarter ended September 30, 2001).

Average Annual
Total Returns
(as of the calendar year                          Past One   Past Five   Class A and Class B      Class II         Class Z
ended December 31, 2001)                            Year      Years         Since Inception    Since Inception  Since Inception*****
Multi-Cap Growth Portfolio*            Class A    -31.15%     10.54%            10.98%             N/A             N/A
                                       Class B    -31.04%     10.85%            11.41%             N/A             N/A
                                       Class II   -28.83%      N/A               N/A              10.46%           N/A
                                       Class Z    -26.49%      N/A               N/A               N/A             6.22%

Russell 2500(TM) Growth Index*                    -10.82%      6.60%             6.59%             8.22%           2.06%
Russell 3000 Growth Index***                      -19.63%      7.72%             7.25%            -3.02%          -0.51%
Morningstar Aggressive
  Growth Objective****                            -20.21%      7.40%             8.87%            11.37%           4.65%

    * Includes sales charges.

   ** The Russell  2500(TM)  Growth  Index  measures  the  performance  of those
      Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

  *** The Russell  3000(TM)  Growth  Index  measures  the  performance  of those
      Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values.

 **** Developed by Morningstar, the Morningstar Aggressive Growth Category currently reflects a group of 233 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997. Class Z shares commenced offering on April 1, 1998.

================================================================================
Fund Highlights
--------------------------------------------------------------------------------

The Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

LARGE-CAP VALUE PORTFOLIO (CLASS B)

During the 4-year period shown in the bar chart, the highest return for a quarter was 14.88% (quarter ended December 31, 1998) and the lowest return for a quarter was -13.83% (quarter ended September 30, 1998).

[Table below represents bar chart in the printed piece]

 1998      1999      2000       2001
 ----      ----      ----       ----
 8.06%     7.29%    12.79%     -5.43%

                                                                 Class A, Class B
Average Annual Total Returns                                       and Class II     Class Z
(as of the calendar year                              Past One       Since           Since
ended December 31, 2001)                               Year        Inception       Inception****
Large-Cap Value Portfolio*             Class A        -10.27%        3.85%           N/A
                                       Class B        -10.15%        4.22%           N/A
                                       Class II        -7.30%        4.39%           N/A
                                       Class Z         -4.25%        N/A             3.76%
Russell 1000(R) Value Index**                          -5.59%        7.43%           2.44%
Morningstar Large-Cap Value Category***                -5.37%        6.02%           3.15%

    * Includes sales charges.

   ** The Russell  1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

  *** Developed  by  Morningstar,   the  Morningstar  Large-Cap  Value  Category
      currently reflects a group of 814 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

 **** Class A, B and C  shares  commenced  offering  on  October  15,  1997.  On
      December 1, 1998, the Class C shares were redesignated Class II shares. Class Z shares commenced offering on April 1, 1998.


--------------------------------------------------------------------------------
SMALL-CAP VALUE PORTFOLIO (CLASS B)


[Table below represents bar chart in the printed piece]

 1998      1999      2000       2001
 ----      ----      ----       ----
-7.41%     5.73%    22.41%     15.52%

During the 4-year period shown in the bar chart, the highest return for a quarter was 20.44% (quarter ended June 30, 1999) and the lowest return for a quarter was -19.98% (quarter ended June 30, 1998).

                                                                 Class A, Class B
Average Annual Total Returns                                       and Class II     Class Z
(as of the calendar year                              Past One       Since           Since
ended December 31, 2001)                                Year       Inception       Inception****
Small-Cap Value Portfolio*                Class A      9.55%         7.13%           N/A
                                          Class B     10.52%         7.55%           N/A
                                          Class II    13.37%         7.68%           N/A
                                          Class Z     16.92%         N/A             7.84%
Russell 2000 Value Index**                            14.02%         7.45%           4.78%
Morningstar Small-Cap Value Category***               17.31%         7.97%           6.01%

    * Includes sales charges.

   ** The Russell 2000 Value Index  measures the  performance  of those  Russell
      2000 companies with lower price-to-book ratios and lower forecasted growth values.

  *** Developed  by  Morningstar,   the  Morningstar  Small-Cap  Value  Category
      currently reflects a group of 227 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

 **** Class A, B and C  shares  commenced  offering  on  October  15,  1997.  On
      December 1, 1998, the Class C shares were redesignated Class II shares. Class Z shares commenced offering on April 1, 1998.

================================================================================
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

The Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

MULTI-CAP VALUE PORTFOLIO (FORMERLY, VALUE PORTFOLIO) (CLASS B)

[Table below represents bar chart in the printed piece]

 1997      1998      1999       2000       2001
 ----      ----      ----       ----       ----
28.67%    -0.57%     8.44%      9.47%      1.61%

During the 5-year period shown in the bar chart, the highest return for a quarter was 16.51% (quarter ended December 31, 1998) and the lowest return for a quarter was -18.66% (quarter ended September 30, 1998).

Average Annual Total Returns
(as of the calendar year                          Past One   Past Five   Class A and Class B      Class II         Class Z
ended December 31, 2001)                            Year      Years         Since Inception    Since Inception  Since Inception*****
Multi-Cap Value Portfolio*             Class A    -3.55%       8.48%             8.75%               N/A              N/A
                                       Class B    -3.26%       8.78%             9.17%               N/A              N/A
                                       Class II   -0.37%       N/A               N/A                 7.83%            N/A
                                       Class Z     2.89%       N/A               N/A                 3.48%
Russell Midcap(TM) Value Index**                   2.34%      11.46%            11.17%              11.70%            4.13%
Russell 3000 Value Index***                       -4.32%      11.02%            10.66%              11.11%            3.16%
Morningstar Mid-Cap
Value Category****                                 6.40%      11.68%            12.16%              12.67%            6.61%

    * Includes sales charges.

   ** The Russell  Midcap(TM)  Value Index  measures  the  performance  of those
      Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.

  *** The Russell 3000 Value Index  measures the  performance  of those  Russell
      3000 companies with higher price-to-book ratios and lower forecasted growth values.

 **** Developed by Morningstar, the Morningstar Mid-Cap Value Category currently reflects a group of 273 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class A and B shares commenced offering on November 19, 1996. Class C shares, which were redesignated Class II shares on December 1, 1998, commenced offering on March 6, 1997. Class I shares commenced offering on November 16, 2001. Class Z shares commenced offering on April 1, 1998.

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                      [This page intentionally left blank]

================================================================================
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q: WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

                                                                LARGE-CAP GROWTH             MID-CAP GROWTH
                                                                   PORTFOLIO                   PORTFOLIO
                                                          --------------------------  --------------------------
                                                          Class A  Class B  Class II  Class A  Class B  Class II
                                                          -------  -------  --------  -------  -------  --------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum Sales Charge (Load) ............................  5.75%    4.00%    2.00%    5.75%    4.00%    2.00%

    Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)(1) ...............  5.75%    None     1.00%    5.75%    None     1.00%

    Maximum Deferred Sales Charge (Load)
    (as a percentage of amount redeemed)(2) ..............  None     4.00%    1.00%    None     4.00%    1.00%

    Maximum Sales Charge (Load)
    Imposed on Reinvested Dividends ......................  None     None     None     None     None     None

    Redemption Fee(3) ....................................  None     None     None     None     None     None

    Exchange Fee .........................................  None     None     None     None     None     None

    Maximum Account Fee ..................................  None     None     None     None     None     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

  Management Fees ........................................  1.00%    1.00%    1.00%    1.00%    1.00%    1.00%

  Distribution (and/or Service) (12b-1) Fees(4) ..........  0.35%    1.00%    1.00%    0.35%    1.00%    1.00%

  Other Expenses .........................................  0.47%    0.47%    0.47%    0.43%    0.43%    0.49%
                                                            ----     ----     ----     ----     ----     ----
Total Annual Fund Operating Expenses .....................  1.82%    2.47%    2.47%    1.78%    2.43%    2.49%
                                                            ====     ====     ====     ====     ====     ====
Expense Reimbursement ....................................  0.04%    0.04%    0.04%       -        -     0.06%

Net Expenses(6) ..........................................  1.78%    2.43%    2.43%    1.78%    2.43%    2.43%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 19 for more information on the CDSCs.

(3) A $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) "Other Expenses," "Total Annual Fund Operating Expenses" and "Expense Reimbursement" are estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

(7) Class I and Class Z shares are offered exclusively to participants in certain employee retirement plans and other programs.

--------------------------------------------------------------------------------

    SMALL-CAP GROWTH PORTFOLIO (5)         MULTI-CAP GROWTH PORTFOLIO             LARGE-CAP VALUE PORTFOLIO
-------------------------------------  -------------------------------------  -------------------------------------
Class A  Class B  Class II Class I(7)  Class A  Class B  Class II Class Z(7)  Class A  Class B  Class II Class Z(7)
-------  -------  -------- ----------  -------  -------  -------- ----------  -------  -------  -------- ----------
5.75%    4.00%    2.00%    None        5.75%    4.00%    2.00%    None        5.75%    4.00%    2.00%    None

5.75%    None     1.00%    None        5.75%    None     1.00%    None        5.75%    None     1.00%    None

None     4.00%    1.00%    None        None     4.00%    1.00%    None        None     4.00%    1.00%    None

None     None     None     None        None     None     None     None        None     None     None     None

None     None     None     None        None     None     None     None        None     None     None     None

None     None     None     None        None     None     None     None        None     None     None     None

None     None     None     None        None     None     None     None        None     None     None     None


1.00%    1.00%    1.00%    1.00%       1.00%    1.00%    1.00%    1.00%       1.00%    1.00%    1.00%    1.00%

0.35%    1.00%    1.00%    None        0.35%    1.00%    1.00%    None        0.35%    1.00%    1.00%    None

0.83%    0.76%    1.01%    1.01%       0.42%    0.43%    0.45%    1.48%       0.52%    0.47%    0.52%    2.97%
----     ----     ----     ----        ----     ----     ----     ----        ----     ----     ----     ----
2.18%    2.76%    3.01%    2.01%       1.77%    2.43%    2.45%    2.48%       1.87%    2.47%    2.52%    3.97%
====     ====     ====     ====        ====     ====     ====     ====        ====     ====     ====     ====
0.40%    0.33%    0.58%    0.33%       0.01%       -     0.02%    1.27%       0.09%    0.04%    0.09%    2.76%

1.78%    2.43%    2.43%    1.68%       1.78%    2.43%    2.43%    1.21%       1.78%    2.43%    2.43%    1.21%



================================================================================
Fund Highlights
--------------------------------------------------------------------------------

                                                      SMALL-CAP VALUE PORTFOLIO                MULTI-CAP VALUE PORTFOLIO
                                              ------------------------------------- ------------------------------------------------
                                              Class A  Class B  Class II Class Z(7) Class A  Class B  Class II Class I(7) Class Z(7)
                                              -------  -------  -------- ---------- -------  -------  -------- ---------  ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

  Maximum Sales Charge (Load) ..............  5.75%    4.00%    2.00%    None       5.75%    4.00%    2.00%    None       None

  Maximum Sales Charge (Load) Imposed
  on Purchases (as a percentage of
  offering price)(1) .......................  5.75%    None     1.00%    None       5.75%    None     1.00%    None       None

  Maximum Deferred Sales Charge (Load)
  (as a percentage of amount redeemed)(2) ..  None     4.00%    1.00%    None       None     4.00%    1.00%    None       None

  Maximum Sales Charge (Load)
  Imposed on Reinvested Dividends ..........  None     None     None     None       None     None     None     None       None

  Redemption Fee(3) ........................  None     None     None     None       None     None     None     None       None

  Exchange Fee .............................  None     None     None     None       None     None     None     None       None

  Maximum Account Fee ......................  None     None     None     None       None     None     None     None       None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
PORTFOLIO ASSETS)

  Management Fees ..........................  1.00%    1.00%    1.00%    1.00%      1.00%    1.00%    1.00%    1.00%      1.00%

  Distribution (12b-1) Fees(4) .............  0.35%    1.00%    1.00%    None       0.35%    1.00%    1.00%    None       None

  Other Expenses ...........................  0.53%    0.50%    0.58%    3.15%      0.43%    0.43%    0.43%    0.71%      6.86%
                                              ----     ----     ----     ----       ----     ----     ----     ----       ----
Total Annual Fund Operating Expenses .......  1.88%    2.50%    2.58%    4.15%      1.78%    2.43%    2.43%    1.71%      7.86%
                                              ====     ====     ====     ====       ====     ====     ====     ====       ====

Expense Reimbursement ......................  0.11%    0.07%    0.15%    2.94%         -        -        -     0.03%      6.65%

Net Expenses(6) ............................  1.78%    2.43%    2.43%    1.21%      1.78%    2.43%    2.43%    1.68%      1.21%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 19 for more information on the CDSCs.

(3) A $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) "Other Expenses," "Total Annual Fund Operating Expenses" and "Expense Reimbursement" are estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratio set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

(7) Class I and Class Z shares are offered exclusively to participants in certain employee retirement plans and other programs.

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                       1 year   3 years  5 years  10 years
LARGE-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       646    1,058    1,496    2,606
    (Class II shares) .............       444      850    1,383    2,839
MID-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       646    1,058    1,496    2,606
    (Class II shares) .............       444      850    1,383    2,839
SMALL-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       646    1,058    1,496    2,606
    (Class II shares) .............       444      850    1,383    2,839
    (Class I shares) ..............       171      530      913    1,987
MULTI-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       646    1,058    1,496    2,606
    (Class II shares) .............       444      850    1,383    2,839
    (Class Z shares) ..............       123      384      665    1,466
LARGE-CAP VALUE PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       646    1,058    1,496    2,606
    (Class II shares) .............       444      850    1,383    2,839
    (Class Z shares) ..............       123      384      665    1,466
SMALL-CAP VALUE PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       646    1,058    1,496    2,606
    (Class II shares) .............       444      850    1,383    2,839
    (Class Z shares) ..............       123      384      665    1,466
MULTI-CAP VALUE PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       646    1,058    1,496    2,606
    (Class II shares) .............       444      850    1,383    2,839
    (Class I shares) ..............       171      530      913    1,987
    (Class Z shares) ..............       123      384      665    1,466

================================================================================
FUND HIGHLIGHTS
--------------------------------------------------------------------------------

If you did not redeem your shares:
                                       1 year   3 years  5 years  10 years
LARGE-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       246      758    1,296    2,606
    (Class II shares) .............       344      850    1,383    2,839
MID-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       246      758    1,296    2,606
    (Class II shares) .............       344      850    1,383    2,839
SMALL-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       246      758    1,296    2,606
    (Class II shares) .............       344      850    1,383    2,839
    (Class I shares) ..............       171      530      913    1,987
MULTI-CAP GROWTH PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       246      758    1,296    2,606
    (Class II shares) .............       344      850    1,383    2,839
    (Class Z shares) ..............       123      384      665    1,466
LARGE-CAP VALUE PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       246      758    1,296    2,606
    (Class II shares) .............       344      850    1,383    2,839
    (Class Z shares) ..............       123      384      665    1,466
SMALL-CAP VALUE PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       246      758    1,296    2,606
    (Class II shares) .............       344      850    1,383    2,839
    (Class Z shares) ..............       123      384      665    1,466
MULTI-CAP VALUE PORTFOLIO
    (Class A shares) ..............    $  745   $1,103   $1,484   $2,549
    (Class B shares)* .............       246      758    1,296    2,606
    (Class II shares) .............       344      850    1,383    2,839
    (Class I Shares) ..............       171      530      913    1,987
    (Class Z shares) ..............       123      384      665    1,466

----------------------
* Class B shares generally convert to Class A shares approximately eight years after purchase, as described in the section entitled "Shareholder Account Information" on page 18. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELECTING A SHARE CLASS

Each Portfolio offers a number of classes of shares through this Prospectus, including Class A, Class B, Class II, Class I and Class Z shares.

Each class of shares has its own cost structure or requirements, so you can choose the one best suited to your investment needs. Your broker or financial adviser can help you determine which class is right for you.


     CLASS A                          CLASS B                      CLASS II
o Front-end sales               o No front-end sales          o Front-end sales
  charges, as described           charge; all your              charge, as
  below. There are                money goes to work            described below.
  several ways to reduce          for you right away.         o Higher annual
  these charges, also           o Higher annual                 expenses than
  described below.                expenses than Class A         Class A shares.
o Lower annual expenses           shares.                     o Deferred sales
  than Class B or Class         o Deferred sales charge         charge on shares
  II shares.                      on shares you sell            you sell within
                                  within six years of           eighteen months
                                  purchase, as described        of purchase, as
                                  below.                        described below.
                                o Automatic conversion        o No conversion to
                                  to Class A shares             Class A.
                                  approximately eight
                                  years after purchase.
                                o Purchases in an
                                  amount over
                                  $500,000 generally
                                  will not be permitted.
                                  You should consult
                                  with your financial
                                  adviser to determine
                                  whether other share
                                  classes are more
                                  beneficial given your
                                  circumstances.


     CLASS I                          CLASS Z
o Offered exclusively           o Offered exclusively
  to certain institutions.        to certain SunAmerica
o Also offered to the             affiliated companies'
  SunAmerica Aggressive           retirement plans
  Growth, Moderate Growth         ("the Plan").
  and Conservative Growth       o No sales charges.
  LifeStage Funds, which are    o Lower annual expenses
  funds-of-funds.                 than Class A, B, I
o No sales charges.               or II Shares.
o Lower annual expenses
  than Class A, B, or II
  Shares.


CALCULATION OF SALES CHARGES

Class A. Sales Charges are as follows:
                                                                  Concession to
                                             Sales Charge            Dealers
                                           ------------------------------------
                                             % OF    % OF NET          % OF
                                           OFFERING   AMOUNT         OFFERING
YOUR INVESTMENT                             PRICE    INVESTED         PRICE
                                           ------------------------------------
Less than $50,000 ...................        5.75%    6.10%           5.00%
$50,000 but less than $100,000 ......        4.75%    4.99%           4.00%
$100,000 but less than $250,000 .....        3.75%    3.90%           3.00%
$250,000 but less than $500,000 .....        3.00%    3.09%           2.25%
$500,000 but less than $1,000,000 ...        2.10%    2.15%           1.35%
$1,000,000 or more ..................        None     None            1.00%

INVESTMENTS OF $1 MILLION OR MORE: Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on shares you sell within one year of purchase and a 0.50% CDSC is charged on shares you sell after the first year and within the second year after purchase.

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

CLASS B: Shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC: Class B deferred charges:

              Years after purchase year               CDSC on shares being sold
                 1st year or 2nd year                        4.00%
                 3rd and 4th year                            3.00%
                 5th year                                    2.00%
                 6th year                                    1.00%
                 7th year and thereafter                     None

If you purchased Class B shares of a Portfolio prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased on or after January 2, 2002 will be subject to the CDSC schedule described above.

CLASS II. Sales Charges are as follows:
                                                                  Concession to
                                             Sales Charge            Dealers
                                           ------------------------------------
                                            % OF     % OF NET         % OF
                                           OFFERING   AMOUNT         OFFERING
                                            PRICE    INVESTED         PRICE
                                           ------------------------------------
                                           1.00%     1.01%           1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class II shares in connection with the reorganization of a North American Fund into your Portfolio, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares for shares of another fund distributed by SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:

   o financial   planners,   institutions,   broker-dealer   representatives  or
     registered  investment  advisers  utilizing  Portfolio  shares in fee-based investment products under an agreement with the SunAmerica Capital Services, Inc. (this waiver may also apply to front-end sales charges of Class II shares)

   o participants in certain retirement plans that meet applicable conditions, as described in the Statement of Additional Information

   o Fund  Directors  and  other  individuals,   and  their  families,  who  are
     affiliated with any Portfolio or any of SunAmerica Mutual Funds distributed by SunAmerica Capital Services, Inc.

   o selling brokers and their employees and sales representatives and their families

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

   o within one year of the shareholder's death or becoming disabled

   o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59 1/2 at the time the redemption is made

   o Fund Directors and other individuals and their families who are affiliated with any Portfolio or any of SunAmerica Mutual Funds distributed by SunAmerica Capital Services, Inc.

   o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with the SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

--------------------------------------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.

REINSTATEMENT PRIVILEGE. If you sell shares of a Portfolio, within one year after the sale you may invest some or all of the proceeds in the same share class of the same Portfolio within one year without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE FEES

Each class of shares (other than Class I and Class Z) of each Portfolio has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                               ACCOUNT MAINTENANCE AND
               CLASS         DISTRIBUTION FEE       SERVICE FEE
                 A                 0.10%               0.25%
                 B                 0.75%               0.25%
                 II                0.75%               0.25%

Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

OPENING AN ACCOUNT (Classes A, B and II)

1.  Read this prospectus carefully.
2. Determine how much you want to invest. The minimum initial investments for the Portfolios are as follows:
      o non-retirement account: $500
      o retirement account: $250
      o dollar  cost  averaging:  $500 to open; you must  invest  at least $25 a month
   The minimum subsequent investments for the Portfolios are as follows:
      o non-retirement account: $100
      o retirement account: $25
3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.
4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.
5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

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================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

BUYING SHARES (CLASSES A, B AND II)

OPENING AN ACCOUNT                           ADDING TO AN ACCOUNT

BY CHECK
 ................................................................................

    o Make   out  a   check   for  the       o Make   out  a   check   for  the
      investment  amount,  payable  to         investment amount payable to the
      the   specific    Portfolio   or         specific Portfolio or SunAmerica
      SunAmerica   Funds.  An  account         Funds.    Shares    cannot    be
      cannot   be   opened    with   a         purchased   with  a   SunAmerica
      SunAmerica  Money Market Fund or         Money Market Fund or  SunAmerica
      SunAmerica    Municipal    Money         Municipal   Money   Market  Fund
      Market Fund check.                       check.
    o Deliver   the   check  and  your       o Include  the stub from your Fund
      completed  Account   Application         statement  or a note  specifying
      (and    Supplemental     Account         the Portfolio  name,  your share
      Application,  if  applicable) to         class,  your account  number and
      your    broker   or    financial         the name(s) in which the account
      advisor, or mail them to:                is registered.
                                             o Indicate   the   Portfolio   and
      SunAmerica Fund Services, Inc.           account   number   in  the  memo
      Mutual Fund Operations, 3rd Floor        section of your check.
      The SunAmerica Center                  o Deliver  the check and your stub
      733 Third Avenue                         or  note  to  your   broker   or
      New York, New York 10017-3204            financial advisor,  or mail them
                                               to:
    o All  purchases  must  be in U.S.
      dollars.   Cash   will   not  be         NON-RETIREMENT ACCOUNTS:
      accepted.  A $25.00  fee will be         SunAmerica Fund Services, Inc.
      charged for all checks  returned         c/o NFDS
      due to insufficient funds.               P.O. Box 219373
                                               Kansas City, Missouri 64121-9373

                                               RETIREMENT ACCOUNTS:
                                               SunAmerica Fund Services, Inc.
                                               Mutual Fund Operations, 3rd Floor
                                               The SunAmerica Center
                                               733 Third Avenue
                                               New York, New York 10017-3204


BY WIRE
 ................................................................................

    o Deliver      your      completed       o Instruct  your  bank to wire the
      application  to your  broker  or         amount of your investment to:
      financial  advisor  or fax it to
      SunAmerica  Fund Services,  Inc.         State Street Bank & Trust Company
      at 212-551-5585.                         Boston, MA
    o Obtain  your  account  number by         ABA #0110-00028
      referring  to your  statement or         DDA # 99029712
      by   calling   your   broker  or
      financial       advisor       or         Specify the Portfolio name, your
      Shareholder/Dealer  Services  at         share  class,   your   Portfolio
      1-800-858-8850, extension 5125.          number,  account  number and the
    o Instruct  your  bank to wire the         name(s) in which the  account is
      amount of your investment to:            registered. Your bank may charge
                                               a fee to wire funds.
      State Street Bank & Trust Company
      Boston, MA
      ABA #0110-00028
      DDA # 99029712

      Specify the Portfolio name, your
      choice of share class,  your new
      Portfolio   number  and  account
      number and the  name(s) in which
      the account is registered.  Your
      bank  may  charge  a fee to wire
      funds.

TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================
SELLING SHARES (CLASSES A, B AND II)
-------------------------------------------------------------------------------

HOW                                          REQUIREMENTS

THROUGH YOUR BROKER OR FINANCIAL ADVISER
 ................................................................................
  Accounts of any type.                      o Call your  broker  or  financial
  Sales of any amount.                         advisor  to place  your order to
                                               sell shares.

BY MAIL
 ................................................................................
    o Accounts of any type.                  o Write a  letter  of  instruction
    o Include all  signatures  and any         indicating  the Portfolio  name,
      additional documents that may be         your share  class,  your account
      required (see next page).                number, the name(s) in which the
    o Mail the materials to:                   account  is  registered  and the
                                               dollar value or number of shares
      SunAmerica Fund Services, Inc.           you  wish  to  sell.   Sales  of
      Mutual Fund Operations, 3rd Floor        $100,000  or  more  require  the
      The SunAmerica Center                    letter of  instruction to have a
      733 Third Avenue                         signature guarantee.
      New York, New York 10017-3204          o A check will  normally be mailed
                                               on the next  business day to the
                                               name(s) and address in which the
                                               account   is   registered,    or
                                               otherwise   according   to  your
                                               letter of instruction.

BY PHONE
 ................................................................................
    o Most accounts.                         o Call Shareholder/Dealer Services
    o Sales of less than $100,000.             at   1-800-858-8850,   extension
                                               5125  between 8:30 a.m. and 7:00
                                               p.m.   (Eastern  time)  on  most
                                               business    days.    State   the
                                               Portfolio  name, the name of the
                                               person       requesting      the
                                               redemption,  your  share  class,
                                               your account number, the name(s)
                                               in   which   the    account   is
                                               registered  and the dollar value
                                               or number of shares  you wish to
                                               sell.
                                             o A check  will be  mailed  to the
                                               name(s) and address in which the
                                               account is  registered,  or to a
                                               different address indicated in a
                                               written authorization previously
                                               provided to the Portfolio by the
                                               shareholder(s) on the account.

BY WIRE
 ................................................................................

    o Request  by  mail  to  sell  any       o Proceeds  will normally be wired
      amount (accounts of any type).           on the next  business day. A $15
    o Request  by phone  to sell  less         fee will be  deducted  from your
      than $100,000.                           account.




TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING (CLASSES A, B AND II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders.

You will need a signature guarantee if:
    o  your address of record has changed within the past 30 days
    o  you are selling shares worth $100,000 or more
    o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:
    o a broker or securities dealer o a federal savings, cooperative or other type of bank
    o  a savings and loan or other thrift institution o a credit union
    o  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)

Class I shares of the Portfolios are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with SunAmerica Capital Services, Inc. to sell Class I shares. Class I shares are also offered to the SunAmerica Aggressive Growth, Moderate Growth and Conservative Growth LifeStage Funds. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial adviser or plan administrator.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS Z)

Class Z shares of the Portfolios are offered exclusively for sale to participants in the Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Portfolio shares through the Plan will be of Class Z shares.

Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the Plan should be directed to the Plan's administrator.

--------------------------------------------------------------------------------

TRANSACTION POLICIES (ALL PORTFOLIOS AND CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAV for each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy Class A, B or II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares Class A, B or II shares, you receive the NAV minus any applicable CDSCs. When you buy Class I or Z shares, you pay the NAV. When you sell Class I or Z shares, you receive NAV.

EXECUTION OF REQUESTS. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or SunAmerica Capital Services, Inc. receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before its close of business. The Fund and SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If a Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash.

At various times, a Portfolio may be requested to redeem shares for which it has not yet received good payment. The Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days from the date of receipt of payment.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Portfolio is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of a Portfolio for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Portfolio that you purchased prior to January 2, 2002 for another fund's Class B shares (which currently have a different CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Portfolio for another fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Portfolio may also refuse any exchange order without notice.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolios, along with a letter of instruction and a signature guarantee. The Portfolios do not issue certificates for fractional shares.

================================================================================
SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

MULTI-PARTY CHECKS. A Portfolio may agree to accept a "multi-party check" in payment for Portfolio shares. This is a check made payable to the investor by another party and then endorsed over to the Portfolio by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Portfolio is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

ADDITIONAL INVESTOR SERVICES (CLASSES A, B and II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

    o Make sure you have at least $5,000 worth of shares in your account.

    o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges and taxes).

    o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

    o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

    o Make sure your dividends and capital gains are being reinvested.

You cannot elect the systematic withdrawal plan if you have requested certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Portfolio periodically for the same class of shares of one or more other funds distributed by SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund, Inc. To use:

    o Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.

    o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months. o Specify the amount(s). Each exchange must be worth at least $50.

    o Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL). Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Portfolio. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Portfolio shares and to the value of the Portfolio shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Portfolio shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Portfolio redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, Section 529 Plans, Individual (k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

--------------------------------------------------------------------------------

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

    o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)

    o after any changes of name or address of the registered owner(s)

    o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid quarterly by the Focused Growth and Income Portfolio and annually by the other Portfolios. Capital gains distributions, if any, are paid at least annually by the Portfolios.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by SunAmerica Capital Services, Inc., except SunAmerica Senior Floating Rate Fund, Inc. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, Class B and Class II shares of the same Portfolio shares as a result of the fact that Class I shares are not subject to any distribution fee. Additionally, the per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B, Class II and Class I of the same Portfolio shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

TAXABILITY OF DIVIDENDS. As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets).

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional.

As qualified plans, the employee retirement plans that invest in Class I or Class Z generally pay no federal income tax. Individual participants in the plans should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are not a resident or a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.

By law, each Portfolio must withhold 30% in the years 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in a Portfolio. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Portfolio under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I OR CLASS Z). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds.
Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

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MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

                                      LARGE-CAP              MID-CAP
                                       GROWTH                GROWTH
                                      PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------
What is the Portfolio's       Long-term growth          Long-term growth
investment goal?              of capital                of capital
--------------------------------------------------------------------------------
What principal investment     growth                    growth
strategies does the
Portfolio use to implement
its investment goal?
--------------------------------------------------------------------------------
What are the Portfolio's      active trading of         active trading of
principal investment          equity securities         equity securities
techniques?                   of large-cap              of mid-cap companies
                              companies that            that offer the potential
                              offer the potential       for long-term growth of
                              for long-term             capital
                              growth of capital
--------------------------------------------------------------------------------
What are the Portfolio's      o Mid-cap companies       o Small-cap companies
other significant             o Foreign securities      o Large-cap companies
(non-principal) investments?                            o Foreign securities
--------------------------------------------------------------------------------
What other types of           o Short-term investments  o Short-term investments
securities may the            o Defensive instruments   o Defensive  instruments
Portfolio normally            o Options and futures     o Options and futures
invest in as part             o Special situations      o Special situations
of efficient portfolio
management and which may
produce some income?
--------------------------------------------------------------------------------
What risks may affect the     PRINCIPAL RISKS:          PRINCIPAL RISKS:
Portfolio?                    o Stock market            o Stock market
                                volatility                volatility
                              o Securities selection    o Securities selection
                              o Non-diversification     o Non-diversification
                              NON-PRINCIPAL RISKS:      o Small and mid
                              o Foreign exposure          market capitalization
                              o Derivatives             NON-PRINCIPAL RISKS:
                              o Hedging                 o Foreign exposure
                                                        o Derivatives
                                                        o Hedging

--------------------------------------------------------------------------------
                                   INVESTMENT
                                   STRATEGIES
--------------------------------------------------------------------------------

Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment approach. Following this chart is a glossary that further describes the investment and risk terminology used in the chart. Please review the glossary in conjunction with this chart.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------

 SMALL-CAP             MULTI-CAP              LARGE-CAP              SMALL-CAP               MULTI-CAP
 GROWTH                 GROWTH                  VALUE                  VALUE                  VALUE
 PORTFOLIO             PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------
Long-term              Long-term              Long-term              Long-term              Long-term
growth of              growth of              growth of              growth of              growth of
capital                capital                capital                capital                capital
------------------------------------------------------------------------------------------------------------------
growth                 growth                 value                  value                  value
------------------------------------------------------------------------------------------------------------------
active trading         active trading         active trading         active trading         active trading
of equity              of equity              of equity              of equity              of equity
securities of          securities of          securities of          securities of          securities of
small-cap              companies of           large-cap              small-cap              companies of
companies that         any market             companies that         companies that         any market
offer the              capitalization         offer the              offer the              capitalization
potential for          that offer the         potential for          potential for          that offer the
long-term growth       potential for          long-term              long-term              potential for
of capital             long-term              growth of              growth of              long-term
                       growth of              capital                capital                growth of
                       capital                                                              capital
------------------------------------------------------------------------------------------------------------------
o Mid-cap companies    o Foreign securities   o Mid-cap companies    o Mid-cap companies    o Foreign securities
                                              o Foreign companies    o Foreign companies
------------------------------------------------------------------------------------------------------------------
o Short-term           o Short-term           o Short-term           o Short-term           o Short-term
  investments            investments            investments            investments            investments
o Defensive            o Defensive            o Defensive            o Defensive            o Defensive
  instruments            instruments            instruments            instruments            instruments
o Options and          o Options and          o Options and          o Options and          o Options and
  futures                futures                futures                futures                futures
o Special situations   o Special situations   o Special situations   o Special situations   o Special situations
o Foreign securities
------------------------------------------------------------------------------------------------------------------
PRINCIPAL RISKS:       PRINCIPAL RISKS:       PRINCIPAL RISKS:       PRINCIPAL RISKS:       PRINCIPAL RISKS:
o Stock market         o Stock market         o Stock market         o Stock market         o Stock market
  volatility             volatility             volatility             volatility             volatility
o Securities           o Securities           o Securities           o Securities           o Securities
  selection              selection              selection              selection              selection
o Non-diversification  o Non-diversification  o Non-diversification  o Non-diversification  o Non-diversification
o Small and mid        o Small and mid        NON-PRINCIPAL RISKS:   o Small and mid        o Small and mid
  market                 market               o Foreign exposure     o market                 market
  capitalization         capitalization       o Derivatives            capitalization         capitalization
NON-PRINCIPAL RISKS:   NON-PRINCIPAL RISKS:   o Hedging              NON-PRINCIPAL RISKS:   NON-PRINCIPAL RISKS:
o Technology companies o Technology companies                        o Foreign exposure     o Foreign exposure
o Foreign exposure     o Foreign exposure                            o Derivatives          o Derivatives
o Derivatives          o Derivatives                                 o Hedging              o Hedging
o Hedging              o Hedging

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MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

GLOSSARY

INVESTMENT TERMINOLOGY

GROWTH OF CAPITAL is growth of the value of an investment.

ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

LARGE-CAP  COMPANIES  are those with market caps  within the  Morningstar,  Inc.
Large-Cap category, as described on page 3. Currently, this range is $8.7 billion or higher.

MID-CAP COMPANIES are those with market caps within the Morningstar, Inc. Mid-Cap category, as described on page 3. Currently, this range is between $1.4 billion and $8.7 billion.

SMALL-CAP  COMPANIES  are those with market caps  within the  Morningstar,  Inc.
Small-Cap category, as described on page 3. Currently, this range is $1.4 billion or less.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

--------------------------------------------------------------------------------

RISK TERMINOLOGY

STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

SMALL  AND  MID   MARKET   CAPITALIZATION:   Companies   with   smaller   market
capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

NON-DIVERSIFICATION:   By  concentrating  in  a  smaller  number  of  stocks,  a
Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

DERIVATIVES: Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

================================================================================
FUND MANAGEMENT
--------------------------------------------------------------------------------

MANAGER. SunAmerica Asset Management Corp. selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with any Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Advisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Advisers or continue the employment of existing unaffiliated Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose the Advisers' fees only in the aggregate for each Portfolio. For the fiscal year ended October 31, 2001, each Portfolio paid SunAmerica an annual fee equal to 1.00% of average daily net assets. The annual rate of the investment advisory fee payable by the Small-Cap Growth Portfolio to SunAmerica is 1.00% of the average daily net assets. Payments to subadvisers for their services are made by SunAmerica, not by the Portfolios.

Prior to November 16, 2001, the Small-Cap Growth Portfolio was operated as the Small Cap Growth Fund of the North American Funds. For the fiscal year ended October 31, 2001, the Small Cap Growth Fund of the North American Funds paid its manager 0.95% of average daily net assets.

SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $28.5 billion as of December 31, 2001. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

ADDITIONAL INFORMATION ABOUT THE ADVISERS

SunAmerica, as the Portfolios' investment manager, will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.

With respect to each Portfolio, SunAmerica intends to periodically review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica will then determine what actions, if any, to take to rebalance and reallocate assets among the Advisers. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio's Class A, Class B and Class II 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolios' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Portfolios' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Portfolio for its services at the annual rate of 0.22% of average daily net assets of Class A, Class B, Class II and Class I shares. For Class Z, the Administrator receives reimbursements from the Portfolios of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z Shares. SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017 and 2929 Allen Parkway, Houston, TX, 77019.

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INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

The Advisers and Portfolio Managers for each Portfolio are described below:

                             PORTFOLIO MANAGEMENT ALLOCATED
PORTFOLIO                    AMONG THE FOLLOWING ADVISERS
--------                     ---------------------------------------------------

Large-Cap Growth Portfolio   Janus Capital Corporation ("Janus")
                             Jennison Associates LLC ("Jennison")
                             SunAmerica

Mid-Cap Growth Portfolio     Morgan Stanley Investments L.P. ("Morgan Stanley")
                             T. Rowe Price Associates, Inc. ("T. Rowe Price")
                             SunAmerica

Small-Cap Growth Portfolio   Baron Capital Management, Inc. ("Baron")
                             Credit Suisse Asset Management, LLC ("CSAM")
                             Oberweis Asset Management, Inc. ("Oberweis")

Multi-Cap Growth Portfolio   CSAM
                             Janus
                             SunAmerica

Large-Cap Value Portfolio    Davis Advisors ("Davis")
                             Thornburg Investment Management, Inc. ("Thornburg")
                             Wellington Management Company, LLP ("Wellington
                             Management")

Small-Cap Value Portfolio    Berger Financial Group LLC ("Berger")
                             (subcontracted to
                             Perkins, Wolf, McDonnell & Company ("PWM"))
                             EQSF Advisers, Inc. (investment adviser to the
                             Third Avenue Funds and referred to as "Third
                             Avenue") Lazard Asset Management ("Lazard")

Multi-Cap Value Portfolio    American Century Investment Management, Inc.
                             ("American Century")
                             Davis
                             Robert Fleming Inc. ("J.P. Morgan Fleming")

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INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

DESCRIPTION OF THE ADVISERS

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. AMERICAN CENTURY is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2001, American Century had approximately $88.9 billion in total assets under management.


BARON CAPITAL MANAGEMENT, INC. BARON is a Delaware limited liability company located at 767 5th Avenue, 49th Floor, New York, New York 10153. As of December 31, 2001, Baron had approximately $5 billion in assets under management.

BERGER FINANCIAL GROUP LLC. BERGER is a Nevada limited liability company located at 210 University Boulevard, Suite 800, Denver, Colorado 80206, and serves as investment adviser, subadviser or administrator to mutual funds, and institutional and private investors. As of December 31, 2001, Berger had assets under management of approximately $8.7 billion.

CREDIT SUISSE ASSET MANAGEMENT, LLC. CSAM is a wholly-owned subsidiary of Credit Suisse Group, one of the largest financial services companies in the world, and comprises the U.S. arm of Credit Suisse Group's Credit Suisse Asset Management division. CSAM is the institutional and asset management arm of Credit Suisse First Boston. CSAM, together with its predecessor firms, has been engaged in the investment advisory business for over 60 years. As of September 30, 2001, the Credit Suisse Asset Management Division had global assets under management of approximately $269 billion, of which approximately $75.5 billion was managed by CSAM. The principal business address of CSAM is 466 Lexington Avenue, New York, New York 10017.

DAVIS ADVISORS. DAVIS is a Colorado limited partnership, located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706. As of December 31, 2001, Davis had assets under management of approximately $41.8 billion.

EQSF ADVISERS, INC. (Third Avenue) THIRD AVENUE is located at 767 Third Avenue, New York, New York 10017. Third Avenue has been an investment adviser and manager for mutual funds since its organization in 1986. As of December 31, 2001, Third Avenue had approximately $3.3 billion in assets under management.

JANUS CAPITAL CORPORATION. JANUS is a Colorado corporation located at 100 Fillmore Street, Denver, Colorado 80206-4923, and serves as investment adviser or subadviser to mutual funds and individual, corporate, charitable and retirement accounts. As of December 31, 2001, Janus had assets under management of approximately $182.5 billion.

JENNISON ASSOCIATES LLC. JENNISON is a Delaware limited liability company located at 466 Lexington Avenue, New York, New York 10017. As of December 31, 2001, Jennison had approximately $62 billion in assets under management for institutional and mutual fund clients.

LAZARD ASSET MANAGEMENT. LAZARD is a division of Lazard Freres & Co. LLC, a New York limited liability company. Located at 30 Rockefeller Plaza, New York, New York 10112. Lazard provides investment management services to individual and institutional clients. As of December 31, 2001, Lazard and its affiliated companies managed client discretionary accounts with assets totaling approximately $65.7 billion.

MORGAN STANLEY INVESTMENTS L.P. MORGAN STANLEY is a part of the asset management division at Morgan Stanley and is located at 1 Tower Bridge, West Conshohocken, PA 19428-0868. As of December 31, 2001, Morgan Stanley had in excess of $178 billion in assets under management.

OBERWEIS ASSET MANAGEMENT, INC. OBERWEIS, an Illinois corporation, is located at 951 Ice Cream Drive, Suite 200, North Aurora, Illinois 60542. As of December 31, 2001, Oberweis had approximately $200 million in assets under management.

PERKINS, WOLF, MCDONNELL & COMPANY. PWM, located at 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, was organized as a Delaware corporation in 1980. PWM is a member of the National Association of Securities Dealers, Inc. and, in 1984, registered with the Securities and Exchange Commission as an investment adviser. As of December 31, 2001, PWM had assets under management of approximately $4.7 billion.

ROBERT FLEMING INC. (J.P. MORGAN FLEMING) J.P. MORGAN FLEMING is a Delaware corporation located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fleming is a wholly owned subsidiary of J.P. Morgan Chase & Co. and is part of its investment management division, J.P. Morgan Fleming Asset Management. J.P. Morgan Fleming provides investment advisory services to a substantial number of institutional and other investors, including other registered investment advisers. As of December 31, 2001, J.P. Morgan Fleming, together with its affiliated companies, had over $598 billion in assets under management.

SUNAMERICA ASSET MANAGEMENT CORP. See page 32.

T. ROWE PRICE ASSOCIATES, INC. T. ROWE PRICE is a Maryland corporation located at 100 East Pratt Street, Baltimore, Maryland 21202. Founded in 1937, T. Rowe Price and its affiliates managed over $156.3 billion for over eight million individual and institutional investor accounts as of December 31, 2001.

THORNBURG INVESTMENT MANAGEMENT, INC. THORNBURG is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of December 31, 2001, Thornburg had approximately $4.8 billion in assets under management.

WELLINGTON MANAGEMENT COMPANY, LLP. WELLINGTON MANAGEMENT is a Massachusetts limited liability partnership, located at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. As of December 31, 2001, Wellington Management had investment management authority with respect to approximately $311 billion of assets.

--------------------------------------------------------------------------------

                             NAME, TITLE AND
                             AFFILIATION OF
PORTFOLIO                    PORTFOLIO MANAGER        EXPERIENCE
---------                    -----------------        -----------

LARGE-CAP GROWTH PORTFOLIO   Marco Pinto              Mr. Pinto has been a
                             Portfolio Manager and    Vice President and
                             Vice President           Portfolio Manager of Janus
                             (Janus)                  since 1997. He joined
                                                      Janus in 1994. From 1993
                                                      to 1994, he was
                                                      Co-President of Creative
                                                      Retail Technology, a
                                                      producer of hardware for
                                                      retail clients. From 1991
                                                      to 1993, Mr. Pinto was an
                                                      equity analyst at
                                                      Priority Investments Ltd.,
                                                      a family owned business.

                             Spiros "Sig" Segalas     Mr. Segalas is a founding
                             Portfolio Manager        member of Jennison, which
                             (Jennison)               was established in 1969,
                                                      and he has been a Director
                                                      and Equity Portfolio
                                                      Manager ever since. In
                                                      addition, Mr. Segalas
                                                      has served as President
                                                      and Chief Investment
                                                      Officer of Jennison since
                                                      1993 and 1973,
                                                      respectively.

                             Francis Gannon           Mr. Gannon has been a
                             Portfolio Manager        Senior Vice President
                             (SunAmerica)             of SunAmerica since
                                                      October 1999 and Portfolio
                                                      Manager with the firm
                                                      since 1996. He joined
                                                      SunAmerica as an equity
                                                      analyst in 1993.

MID-CAP GROWTH PORTFOLIO     Arden C. Armstrong       Ms. Armstrong joined
                             Portfolio Manager        Morgan Stanley as a
                             (Morgan Stanley)         Portfolio Manager in 1986.

                             Brian W.H. Berghuis      Mr. Berghuis joined T.
                             (Investment Advisory     Rowe Price in 1985.
                             Committee Chairman)      Mr. Berghuis is a
                             Managing Director        Managing Director since
                             and Equity Portfolio     1997 and Equity Portfolio
                             Manager (T. Rowe Price)  Manager for T. Rowe
                                                      Price. Mr. Berghuis was a
                                                      Vice President from 1991
                                                      to 1997. He is President
                                                      of the T. Rowe Price
                                                      Mid-Cap Growth Fund and
                                                      Chairman of the Fund's
                                                      Investment Advisory
                                                      Committee.

                             Brian Clifford           Mr. Clifford joined
                             Portfolio Manager        SunAmerica in February
                             (SunAmerica)             1998. He currently serves
                                                      as portfolio manager of
                                                      the SunAmerica Growth
                                                      Opportunities Fund and is
                                                      a member of the SunAmerica
                                                      Large-Cap Equity Team.
                                                      Prior to joining
                                                      SunAmerica, Mr. Clifford
                                                      was a portfolio manager at
                                                      Morgan Stanley Dean Witter
                                                      from April 1995 to
                                                      February 1998 and junior
                                                      equity analyst and
                                                      investment management
                                                      associate with Dean Witter
                                                      Intercapital from October
                                                      1994 to April 1995.

SMALL-CAP GROWTH PORTFOLIO   Ronald Baron             Mr. Baron established
                             Chairman, Chief          Baron Capital in 1982
                             Executive Officer,       and he is Chairman, Chief
                             Chief Investment         Executive Officer and
                             Officer (Baron)          Chief Investment Officer.

                             James W. Oberweis, CFA   Mr. Oberweis has been a
                             Portfolio Manager        Portfolio Manager and
                             (Oberweis)               Vice President of
                                                      Oberweis since 1995.

                             James D. Oberweis        Mr. Oberweis has been a
                             Portfolio Manager        Portfolio Manager and
                             (Oberweis)               President of Oberweis
                                                      since 1989.  Mr. Oberweis
                                                      founded the Oberweis
                                                      Emerging Growth Portfolio
                                                      in 1987 and has over
                                                      thirty years of investment
                                                      experience.

================================================================================
INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

                             NAME, TITLE AND
                             AFFILIATION OF
PORTFOLIO                    PORTFOLIO MANAGER        EXPERIENCE
---------                   ------------------        ----------

SMALL-CAP GROWTH PORTFOLIO   ELIZABETH B. DATER        MS. DATER, MANAGING
  (CONTINUED)                MANAGING DIRECTOR (CSAM)  DIRECTOR, IS CHIEF
                                                       Investment Officer for
                                                       post-venture capital,
                                                       distribution management
                                                       and small-capitalization
                                                       U.S. equity Portfolios.
                                                       Ms. Dater has been with
                                                       CSAM since 1999, and with
                                                       its predecessor, Warburg
                                                       Pincus Asset Management,
                                                       Inc. ("Warburg"), since
                                                       1978. Ms. Dater has
                                                       served as the Director of
                                                       Research since 1984.


                             Stephen J. Lurito         Mr. Lurito has been with
                             Managing Director (CSAM)  CSAM since 1999, and with
                                                       its predecessor, Warburg,
                                                       since 1987.

                             Sammy Oh                  Mr. Oh, Director, is a
                             Director (CSAM)           Portfolio Manager and
                                                       analyst specializing in
                                                       post-venture capital,
                                                       distribution management
                                                       and small-capitalization
                                                       U.S. equity Portfolios.
                                                       Mr. Oh has been with CSAM
                                                       since 1999, and with its
                                                       predecessor, Warburg,
                                                       since 1997. Previously,
                                                       Mr. Oh was associate
                                                       portfolio manager of
                                                       small-capitalization U.S.
                                                       equities and Vice
                                                       President of Bessemer
                                                       Trust, from 1995 to 1997.


MULTI-CAP GROWTH PORTFOLIO   Elizabeth B. Dater        See above.
                             Managing Director (CSAM)

                             Sammy Oh                  See above.
                             Director (CSAM)

                             Scott W. Schoelzel        Mr. Schoelzel joined
                             Executive Vice President  Janus Capital as a
                             and Portfolio             Portfolio Manager in
                             Manager (Janus)           January 1994. He has
                                                       managed the Janus Twenty
                                                       Fund since August 1997 as
                                                       well as both the Janus
                                                       Aspen Capital
                                                       Appreciation Portfolio
                                                       and the Janus Adviser
                                                       Capital Appreciation Fund
                                                       since inception.

                             Donna Calder              Ms. Calder joined
                             (Domestic Equity          SunAmerica as a Portfolio
                             Investment Team)          Manager in February 1998.
                             Portfolio Manager         Ms. Calder served as a
                             (SunAmerica)              General Partner of
                                                       Manhattan Capital
                                                       Partners, L.P. from
                                                       November 1991 through
                                                       August 1995. She also has
                                                       served as a Portfolio
                                                       Manager with Oppenheimer
                                                       Management and E.F.
                                                       Hutton & Company.

LARGE-CAP VALUE PORTFOLIO    Christopher C. Davis      Mr. Davis has been a
                             Portfolio Manager         portfolio manager with
                             (Davis)                   Davis since 1994. He
                                                       joined Davis in September
                                                       1989 as an assistant
                                                       portfolio manager and
                                                       research analyst.

                             Kenneth C. Feinberg       Mr. Feinberg has been a
                             Portfolio Manager         portfolio manager with
                             (Davis)                   Davis since 1997. He
                                                       joined Davis in December
                                                       1994 as a research
                                                       analyst.

                             William V. Fries, CFA     Mr. Fries has been a
                             Managing Director and     Managing Director and
                             Portfolio Manager         Portfolio Manager at
                                                       Thornburg since 1995.
                                                       Previously he had been
                                                       affiliated with USAA
                                                       (Thornburg) Investment
                                                       Management Company for
                                                       over 20 years.

                             John R. Ryan              Mr. Ryan has been a
                             Senior Vice President     portfolio manager with
                             and Managing Partner      Wellington Management
                             (Wellington Management)   since 1981 and has held
                                                       the position of Senior
                                                       Vice President of
                                                       Wellington Management
                                                       since 1987. Mr. Ryan
                                                       became a Managing Partner
                                                       on January 1, 1996.

                             Steven T. Irons           Mr. Irons joined
                             Vice President and        Wellington Management in
                             Assistant Portfolio       1993 as a research
                             Manager                   analyst on the firm's
                             (Wellington Management)   Value Yield Team.

--------------------------------------------------------------------------------

                             NAME, TITLE AND
                             AFFILIATION OF
PORTFOLIO                    PORTFOLIO MANAGER         EXPERIENCE
---------                    ----------------------    -------------------------
SMALL-CAP VALUE PORTFOLIO    Robert H. Perkins         Mr. Perkins has been an
                             President, Lead           investment manager since
                             Investment Manager        1970. Mr. Perkins owns
                             and Director (PWM)        46% of PWM's outstanding
                                                       common stock and serves
                                                       as President and as a
                                                       director of PWM.

                             Thomas H. Perkins         Mr. Perkins has also
                             Portfolio Manager (PWM)   served as investment
                                                       manager of the Portfolio
                                                       since January 1999. He
                                                       has been an investment
                                                       manager since 1974 and
                                                       joined PWM as a Portfolio
                                                       Manager in 1998.

                             Martin J. Whitman         Mr. Whitman has been
                             Chairman, CEO and         Chief Investment Officer
                             Portfolio Manager         of Third Avenue since
                             (Third Avenue)            1991 and Chairman and CEO
                                                       since 1986. Mr. Whitman
                                                       also has been Chairman
                                                       and CEO of Third Avenue
                                                       Trust (and its
                                                       predecessors) since 1990
                                                       and was President from
                                                       1991 to 1998.

                             Curtis Jensen             Mr. Jensen has been
                             Portfolio Manager         Portfolio Manager of the
                             (Third Avenue)            Third Avenue Small-Cap
                                                       Value Fund since June
                                                       2001. Prior to that, he
                                                       had been Co- Portfolio
                                                       Manager since 1997. Mr.
                                                       Jensen has been a Senior
                                                       Research Analyst at Third
                                                       Avenue since 1995.

                             Herbert W. Gullquist      Mr. Gullquist has been
                             (Investment Team)         Vice Chairman of Lazard
                             Chief Investment Officer  since May 1997 and Chief
                             (Lazard)                  Investment Officer and a
                                                       Managing Director since
                                                       1982.

                             Leonard M. Wilson         Mr. Wilson has been with
                             (Investment Team)         Lazard since 1988. He is
                             Portfolio Manager and     a portfolio manager/
                             Director (Lazard)         analyst and a Director of
                                                       Lazard.

                             Patrick Mullin            Mr. Mullin has been with
                             (Investment Team)         Lazard since 1998. He is
                             Portfolio Manager and     a portfolio manager/
                             Senior Vice President     analyst and Senior
                             (Lazard)                  Vice President of Lazard.
                                                       Prior to joining Lazard,
                                                       he was with Target
                                                       Capital Management from
                                                       February 1997 to December
                                                       1997, and prior to that
                                                       he was with Dillon, Read
                                                       & Co., Inc.

MULTI-CAP VALUE PORTFOLIO    Scott A. Moore            Mr. Moore has been a
                             Portfolio Manager         member of the team that
                             (American Century)        manages the Portfolio
                                                       since October 1996 and
                                                       Portfolio Manager since
                                                       February 1999. He joined
                                                       American Century in
                                                       August 1993 as an
                                                       Investment Analyst.

                             Christopher C. Davis      See above.
                             Portfolio Manager
                             (Davis)

                             Shelby M.C. Davis         Since 1968, Mr. Davis has
                             Former Co-Manager         been a director of
                             (Davis)                   Venture Advisers, Inc. He
                                                       is also a director and
                                                       officer of all investment
                                                       companies managed by
                                                       Davis.

                             Jonathan K.L. Simon       Mr. Simon has served as a
                             Managing Director/        portfolio manager of
                             Portfolio Manager         Robert Fleming Inc. and
                             (J.P. Morgan Fleming)     its affiliates since
                                                       1980, and currently
                                                       serves as managing
                                                       director of J.P. Morgan
                                                       Fleming.

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Portfolio's financial statements, are incorporated by reference in the Fund's Statement of Additional Information
(SAI), which is available upon request. No financial highlights information is presented for the Class I shares of Multi-Cap Value Portfolio since it has not commenced operations as of the end of the fiscal year.

LARGE-CAP GROWTH PORTFOLIO

                                     NET GAIN
                          NET       (LOSS) ON      TOTAL    DIVIDENDS   DISTRI-
             NET ASSET   INVEST-    INVESTMENTS    FROM     FROM NET    BUTIONS
              VALUE,      MENT        (BOTH       INVEST-    INVEST-     FROM
PERIOD       BEGINNING   INCOME     REALIZED AND    MENT      MENT      CAPITAL
ENDED        OF PERIOD  (LOSS)(1)   UNREALIZED)  OPERATIONS  INCOME      GAINS
-----        ---------  ---------   -----------  ----------  ------      -----
                                     CLASS A
                                     -------
10/15/97-
10/31/97 ......$12.50    $    -     $(0.71)      $(0.71)   $    -      $    -
10/31/98 ...... 11.79     (0.11)      2.05         1.94     (0.01)          -
10/31/99 ...... 13.72     (0.16)      4.67         4.51         -           -
10/31/00 ...... 18.23     (0.23)      2.29         2.06         -       (0.55)
10/31/01 ...... 19.74     (0.13)     (6.94)       (7.07)        -       (1.78)

                                     CLASS B
                                     -------
10/15/97-
10/31/97 ...... 12.50         -      (0.71)       (0.71)        -           -
10/31/98 ...... 11.79     (0.21)      2.04         1.83         -           -
10/31/99 ...... 13.62     (0.27)      4.63         4.36         -           -
10/31/00 ...... 17.98     (0.36)      2.26         1.90         -       (0.55)
10/31/01 ...... 19.33     (0.22)     (6.76)       (6.98)        -       (1.78)

                                    CLASS II
                                    --------
10/15/97-
10/31/97 ...... 12.50         -      (0.72)       (0.72)        -           -
10/31/98 ...... 11.78     (0.20)      2.04         1.84         -           -
10/31/99 ...... 13.62     (0.27)      4.62         4.35         -           -
10/31/00 ...... 17.97     (0.36)      2.27         1.91         -       (0.55)
10/31/01 ...... 19.33     (0.22)     (6.76)       (6.98)        -       (1.78)

                          NET                    NET                     RATIO OF NET
                         ASSET                  ASSETS      RATIO OF      INVESTMENT
                TOTAL    VALUE,                 END OF      EXPENSES     INCOME (LOSS)
PERIOD         DISTRI-   END OF     TOTAL       PERIOD      TO AVERAGE    TO AVERAGE    PORTFOLIO
ENDED          BUTIONS   PERIOD    RETURN(2)    (000'S)     NET ASSETS    NET ASSETS     TURNOVER
-----          -------   ------    ---------    -------     ----------    ----------     --------
                                     CLASS A
                                     -------
10/15/97-
10/31/97 ......$    -     $11.79    (5.68)%    $23,609     1.78%(3)(4)    0.34%(3)(4)       1%
10/31/98 ...... (0.01)     13.72    16.42       14,390     1.78(4)       (0.90)(4)         30
10/31/99 ......     -      18.23    32.87       28,050     1.78(4)       (0.98)(4)         66
10/31/00 ...... (0.55)     19.74    11.38       35,549     1.78          (1.12)            81
10/31/01 ...... (1.78)     10.89   (38.77)      20,709     1.78(4)(5)    (0.95)(4)(5)      88

                                     CLASS B
                                     -------
10/15/97-
10/31/97 ......     -      11.79    (5.68)         773     2.43(3)(4)    (0.84)(3)(4)       1
10/31/98 ......     -      13.62    15.54       26,125     2.43(4)       (1.54)(4)         30
10/31/99 ......     -      17.98    32.01       51,691     2.43(4)       (1.63)(4)         66
10/31/00 ...... (0.55)     19.33    10.63       59,531     2.43          (1.77)            81
10/31/01        (1.78)     10.57   (39.16)      34,066     2.43(4)(5)    (1.60)(4)(5)      88

                                    CLASS II
                                    --------
10/15/97-
10/31/97 ......     -      11.78   (5.76)          166     2.43(3)(4)    (0.42)(3)(4)       1
10/31/98 ......     -      13.62   15.64         7,317     2.43(4)       (1.54)(4)         30
10/31/99 ......     -      17.97   31.94        18,659     2.43(4)       (1.63)(4)         66
10/31/00 ...... (0.55)     19.33   10.70        32,548     2.43          (1.77)            81
10/31/01 ...... (1.78)     10.57  (39.16)       20,666     2.43(4)(5)    (1.61)(4)(5)      88

----------
     (1) Calculated based upon average shares outstanding
     (2) Total return is not annualized and does not reflect sales load
     (3) Annualized
     (4) Net of the following expense reimbursements (based on average net assets):

                               10/31/97  10/31/98  10/31/99  10/31/00  10/31/01
                               --------  --------  --------  --------  --------
         A ...................  0.59%     0.72%     0.31%        -      0.04%
         B ...................  1.53%     0.80%     0.30%        -      0.04%
         II ..................  3.29%     1.42%     0.41%        -      0.04%

     (5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursements if applicable

--------------------------------------------------------------------------------

MID-CAP GROWTH PORTFOLIO

                                    NET GAIN
                          NET      (LOSS) ON      TOTAL    DIVIDENDS   DISTRI-
             NET ASSET   INVEST-   INVESTMENTS    FROM     FROM NET    BUTIONS
              VALUE,      MENT       (BOTH       INVEST-    INVEST-     FROM
PERIOD       BEGINNING   INCOME    REALIZED AND   MENT       MENT      CAPITAL
ENDED        OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS  INCOME      GAINS
-----        ---------  ---------  -----------  ----------  ------      -----
                                     CLASS A
                                     -------
11/19/96-
10/31/97 ......$12.50    $(0.16)   $ 1.37       $ 1.21     $   -       $    -
10/31/98 ...... 13.71     (0.18)     1.07         0.89         -            -
10/31/99 ...... 14.60     (0.21)     4.42         4.21         -        (0.64)
10/31/00 ...... 18.17     (0.28)     6.38         6.10         -        (2.17)
10/31/01 ...... 22.10     (0.17)    (6.92)       (7.09)        -        (4.67)

                                     CLASS B
                                     -------
11/19/96-
10/31/97 ...... 12.50     (0.25)     1.38         1.13         -            -
10/31/98 ...... 13.63     (0.27)     1.06         0.79         -            -
10/31/99 ...... 14.42     (0.31)     4.34         4.03         -        (0.64)
10/31/00 ...... 17.81     (0.41)     6.25         5.84         -        (2.17)
10/31/01 ...... 21.48     (0.25)    (6.66)       (6.91)        -        (4.67)

                                    CLASS II
                                    --------
3/06/97-
10/31/97 ...... 11.93     (0.18)     1.89         1.71         -            -
10/31/98 ...... 13.64     (0.27)     1.06         0.79         -            -
10/31/99 ...... 14.43     (0.32)     4.36         4.04         -        (0.64)
10/31/00 ...... 17.83     (0.41)     6.25         5.84         -        (2.17)
10/31/01 ...... 21.50     (0.25)    (6.66)       (6.91)        -        (4.67)

                           NET                    NET                     RATIO OF NET
                          ASSET                  ASSETS      RATIO OF      INVESTMENT
                 TOTAL    VALUE,                 END OF      EXPENSES     INCOME (LOSS)
PERIOD          DISTRI-   END OF      TOTAL      PERIOD      TO AVERAGE    TO AVERAGE       PORTFOLIO
ENDED           BUTIONS   PERIOD     RETURN(2)   (000'S)     NET ASSETS    NET ASSETS       TURNOVER
-----           -------   ------     ---------   -------     ----------    ----------       --------
                                     CLASS A
                                     -------
11/19/96-
10/31/97 ...... $    -   $  13.71      9.68%    $ 18,404     1.85%(3)(4)(5) (1.19)%(3)(4)(5)   97%
10/31/98 ......      -      14.60      6.49       32,115     1.78(4)(5)     (1.19)(4)(5)      135
10/31/99 ......  (0.64)     18.17     29.83       38,991     1.76(4)(5)     (1.22)(4)(5)      112
10/31/00 ......  (2.17)     22.10     36.16       59,348     1.78(5)        (1.27)(5)         151
10/31/01 ......  (4.67)     10.34    (38.50)      33,306     1.78(5)        (1.30)(5)         164

                                     CLASS B
                                     -------
11/19/96-
10/31/97 ......      -      13.63      9.04       35,739     2.47(3)(4)(5)  (1.92)(3)(4)(5)    97
10/31/98 ......      -      14.42      5.80       58,555     2.43(4)(5)     (1.84)(4)(5)      135
10/31/99 ......  (0.64)     17.81     28.92       70,477     2.40(4)(5)     (1.87)(4)(5)      112
10/31/00 ......  (2.17)     21.48     35.35       98,089     2.43(5)        (1.92)(5)         151
10/31/01 ......  (4.67)      9.90    (38.86)      54,267     2.43(5)        (1.95)(5)         164

                                    CLASS II
                                    --------
3/06/97-
10/31/97 ......      -      13.64     14.33        4,685     2.45(3)(4)(5)  (1.97)(3)(4)(5)    97
10/31/98 ......      -      14.43      5.79        9,482     2.43(4)(5)     (1.84)(4)(5)      135
10/31/99 ......  (0.64)     17.83     28.97       13,396     2.43(4)(5)     (1.89)(4)(5)      112
10/31/00 ......  (2.17)     21.50     35.31       32,659     2.43(5)        (1.92)(5)         151
10/31/01 ......  (4.67)      9.92    (38.82)      17,328     2.43(4)(5)     (1.95)(4)(5)      164

-----------
     (1) Calculated based upon average shares outstanding
     (2) Total return is not annualized and does not reflect sales load
     (3) Annualized
     (4) Net of the following expense reimbursements (based on average net assets):

                               10/31/97  10/31/98  10/31/99  10/31/00  10/31/01
                               --------  --------  --------  --------  --------
         A ...................  0.34%     0.30%      0.12%       -         -
         B ...................  0.42%     0.33%      0.12%       -         -
         II ..................  0.96%     0.39%      0.24%       -      0.06%

     (5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursements if applicable

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL-CAP GROWTH PORTFOLIO(1)

                                    NET GAIN
                          NET      (LOSS) ON      TOTAL    DIVIDENDS    DISTRI-
             NET ASSET   INVEST-   INVESTMENTS    FROM     FROM NET     BUTIONS
              VALUE,      MENT       (BOTH       INVEST-    INVEST-      FROM
PERIOD       BEGINNING   INCOME    REALIZED AND   MENT       MENT       CAPITAL
ENDED        OF PERIOD   (LOSS)    UNREALIZED)  OPERATIONS  INCOME       GAINS
-----        ---------  ---------  -----------  ----------  ------       -----
                                     CLASS A
                                     -------
01/06/98-
10/31/98 ......$10.00    $(0.08)    $(1.04)      $(1.12)   $   -         $    -
10/31/99(5) ...  8.88     (0.15)      4.08         3.93        -              -
10/31/00(5) ... 12.81     (0.12)      5.66         5.54        -          (1.08)
10/31/01(5) ... 17.27     (0.14)     (5.65)       (5.79)       -          (0.01)

                                     CLASS B
                                     -------
01/06/98-
10/31/98 ...... 10.00     (0.12)     (1.05)       (1.17)       -              -
10/31/99(5) ...  8.83     (0.21)      3.95         3.74        -              -
10/31/00(5) ... 12.57     (0.24)      5.55         5.31        -          (1.08)
10/31/01(5) ... 16.80     (0.22)     (5.46)       (5.68)       -          (0.01)

                                   CLASS II(6)
                                   -----------
01/06/98-
10/31/98 ...... 10.00     (0.12)     (1.04)       (1.16)       -              -
10/31/99(5) ...  8.84     (0.21)      3.94         3.73        -              -
10/31/00(5) ... 12.57     (0.29)      5.59         5.30        -          (1.08)
10/31/01(5) ... 16.79     (0.22)     (5.45)       (5.67)       -          (0.01)

                                     CLASS I
                                     -------
7/10/00-
10/31/00(5) ... 19.82     (0.07)     (1.42)       (1.49)       -          (1.00)
10/31/01(5) ... 17.33     (0.13)     (5.64)       (5.77)       -          (0.01)

                           NET                    NET                     RATIO OF NET
                          ASSET                  ASSETS      RATIO OF      INVESTMENT
                 TOTAL    VALUE,                 END OF      EXPENSES     INCOME (LOSS)
PERIOD          DISTRI-   END OF      TOTAL      PERIOD      TO AVERAGE    TO AVERAGE       PORTFOLIO
ENDED           BUTIONS   PERIOD     RETURN      (000'S)     NET ASSETS    NET ASSETS       TURNOVER
-----           -------   ------     ---------   -------     ----------    ----------       --------
                                     CLASS A
                                     -------
01/06/98-
10/31/98 ...... $    -   $  8.88    (11.20)%(3)  $  146      1.70%(2)(4)   (1.00)%(2)         52%(3)
10/31/99(5) ...      -     12.81     44.26          224      1.70(4)       (1.43)(4)         129
10/31/00(5) ...  (1.08)    17.27     43.62        6,795      1.35(4)       (0.66)(4)         222
10/31/01(5) ...      -     11.47    (33.56)       4,512      1.47(4)       (1.04)(4)          91

                                     CLASS B
                                     -------
01/06/98-
10/31/98 ......      -      8.83    (11.70)(3)      263      2.35(2)(4)    (1.76)(2)(4)       52(3)
10/31/99(5) ...      -     12.57     42.36          660      2.35(4)       (2.04)(4)         129
10/31/00(5) ...  (1.08)    16.80     42.62       14,554      2.00(4)       (1.31)(4)         222
10/31/01(5) ...      -     11.11    (32.84)      11,158      2.11(4)       (1.69)(4)          91

                                   CLASS II(6)
                                   -----------
01/06/98-
10/31/98 ......      -      8.84    (11.60)(3)      238      2.35(2)(4)   (1.67)(2)(4)       52(3)
10/31/99(5) ...      -     12.57     42.19          440      2.35(4)       (2.03)(4)         129
10/31/00(5) ...  (1.08)    16.79     42.54        3,337      2.21(4)      (1.56)(4)         222
10/31/01(5) ...      -     11.11    (33.80)       2,119      2.11(4)      (1.67)(4)          91

                                     CLASS I
                                     -------
7/10/00-
10/31/00(5) ...  (1.00)    17.33     (7.34)(3)   14,154      1.11(2)(4)   (0.37)(2)(4)      222(3)
10/31/01(5) ...      -     11.55    (33.33)(3)   11,581      1.37(4)      (0.94)(4)          91

-----------
     (1) The financial  information shown reflects the financial information for
         the  Small-Cap   Growth  Fund  of  North  American  Funds,   which  was
         reorganized into Small-Cap Portfolio on November 16, 2001
     (2) Annualized
     (3) Non-annualized
     (4) Net of the following expense reimbursements (based on average net assets)(annualized)

                               10/31/98  10/31/99  10/31/00  10/31/01
                               --------  --------  --------  --------
         A ...................  13.78%    5.26%     0.75%     1.34%
         B ...................  14.13%    5.23%     0.75%     1.35%
         I ...................      -        -      0.58%     1.34%
         II ..................  13.43%    5.25%     0.96%     1.34%

     (5) Net investment income per share has been calculated using the average month-end share method
     (6) Class C was renamed Class II upon reorganization on approximately November 16, 2001.

--------------------------------------------------------------------------------

MULTI-CAP GROWTH PORTFOLIO

                                    NET GAIN
                          NET      (LOSS) ON      TOTAL    DIVIDENDS   DISTRI-
             NET ASSET   INVEST-   INVESTMENTS    FROM     FROM NET    BUTIONS
              VALUE,      MENT       (BOTH       INVEST-    INVEST-     FROM
PERIOD       BEGINNING   INCOME    REALIZED AND   MENT       MENT      CAPITAL
ENDED        OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS  INCOME      GAINS
-----        ---------  ---------  -----------  ----------  ------      -----
                                     CLASS A
                                     -------
11/19/96-
10/31/97 ......$12.50    $(0.11)    $  3.51       $  3.40     $   -    $    -
10/31/98 ...... 15.90     (0.16)       0.87          0.71         -     (0.11)
10/31/99 ...... 16.50     (0.23)       9.86          9.63         -         -
10/31/00 ...... 26.13     (0.35)       8.65          8.30         -     (3.24)
10/31/01 ...... 31.19     (0.15)     (11.07)       (11.22)        -     (5.04)

                                     CLASS B
                                     -------
11/19/96-
10/31/97 ...... 12.50     (0.24)       3.54          3.30         -         -
10/31/98 ...... 15.80     (0.27)       0.87          0.60         -     (0.11)
10/31/99 ...... 16.29     (0.37)       9.69          9.32         -         -
10/31/00 ...... 25.61     (0.56)       8.50          7.94         -     (3.24)
10/31/01 ...... 30.31     (0.27)     (10.67)       (10.94)        -     (5.04)

                                    CLASS II
                                    --------
3/06/97-
10/31/97 ...... 13.38     (0.17)       2.59          2.42         -         -
10/31/98 ...... 15.80     (0.27)       0.88          0.61         -     (0.11)
10/31/99 ...... 16.30     (0.37)       9.67          9.30         -         -
10/31/00 ...... 25.60     (0.56)       8.51          7.95         -     (3.24)
10/31/01 ...... 30.31     (0.27)     (10.68)       (10.95)        -     (5.04)

                                     CLASS Z
                                     -------
4/3/98-
10/31/98 ...... 18.30     (0.03)      (1.70)        (1.73)        -         -
10/31/99 ...... 16.57     (0.10)       9.91          9.81         -         -
10/31/00 ...... 26.38     (0.16)       8.73          8.57         -     (3.24)
10/31/01 ...... 31.71     (0.04)     (11.29)       (11.33)        -     (5.04)

                            NET                   NET                     RATIO OF NET
                           ASSET                 ASSETS      RATIO OF      INVESTMENT
                 TOTAL     VALUE,                END OF      EXPENSES     INCOME (LOSS)
PERIOD          DISTRI-    END OF     TOTAL      PERIOD      TO AVERAGE    TO AVERAGE       PORTFOLIO
ENDED           BUTIONS    PERIOD    RETURN(2)   (000'S)     NET ASSETS    NET ASSETS       TURNOVER
-----           -------    ------    ---------   -------     ----------    ----------       --------
                                     CLASS A
                                     -------
11/19/96-
10/31/97 ...... $    -     $15.90    27.20%      $ 38,537    1.84%(3)(4)(5) (0.77)%(3)(4)(5)  150%
10/31/98 ......  (0.11)     16.50     4.55         55,925    1.78(4)(5)     (0.95)(4)(5)      142
10/31/99 ......      -      26.13    58.36        100,468    1.76(4)(5)     (1.00)(4)(5)      126
10/31/00 ......  (3.24)     31.19    32.77        162,801    1.78(5)        (1.07)(5)         134
10/31/01 ......  (5.04)     14.93   (41.40)        77,975    1.78(4)(5)     (0.77)(4)(5)      176

                                     CLASS B
                                     -------
11/19/96-
10/31/97 ......      -      15.80    26.40         48,594    2.47(3)(4)(5)  (1.58)(3)(4)(5)   150
10/31/98 ......  (0.11)     16.29     3.87         74,998    2.43(4)(5)     (1.60)(4)(5)      142
10/31/99 ......      -      25.61    57.21        140,508    2.39(4)(5)     (1.64)(4)(5)      126
10/31/00 ......  (3.24)     30.31    31.95        217,963    2.43(5)        (1.72)(5)         134
10/31/01 ......  (5.04)     14.33   (41.73)       114,228    2.43(5)        (1.43)(5)         176

                                    CLASS II
                                    --------
3/06/97-
10/31/97 ......      -      15.80    18.09          5,939    2.45(3)(4)(5)  (1.68)(3)(4)(5)   150
10/31/98 ......  (0.11)     16.30     3.94         10,568    2.43(4)(5)     (1.60)(4)(5)      142
10/31/99 ......      -      25.60    57.06         25,331    2.41(4)(5)     (1.65)(4)(5)      126
10/31/00 ......  (3.24)     30.31    32.01         71,127    2.43(5)        (1.70)(5)         134
10/31/01 ......  (5.04)     14.32   (41.77)        34,567    2.43(4)(5)     (1.43)(4)(5)      176

                                     CLASS Z
                                     -------
4/3/98-
10/31/98 ......      -      16.57    (9.45)           346    1.21(3)(4)(5)  (0.36)(3)(4)(5)   142
10/31/99 ......      -      26.38    59.20            624    1.21(4)(5)     (0.45)(4)(5)      126
10/31/00 ......  (3.24)     31.71    33.55          3,239    1.21(4)(5)     (0.46)(4)(5)      134
10/31/01 ......  (5.04)     15.34   (41.01)         1,733    1.21(4)(5)     (0.20)(4)(5)      176

-----------
     (1) Calculated based upon average shares outstanding
     (2) Total return is not annualized and does not reflect sales load
     (3) Annualized
     (4) Net of the following expense reimbursements (based on average net assets):

                               10/31/97  10/31/98  10/31/99  10/31/00  10/31/01
                               --------  --------  --------  --------  --------
         A ..................   0.26%     0.27%     0.08%         -     0.01%
         B ..................   0.32%     0.28%     0.06%         -        -
         II .................   0.73%     0.44%     0.10%         -     0.02%
         Z ..................      -      7.62%     4.71%      1.23%    1.27%

     (5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursements if applicable

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE-CAP VALUE PORTFOLIO

                                    NET GAIN
                          NET      (LOSS) ON      TOTAL    DIVIDENDS   DISTRI-
             NET ASSET   INVEST-   INVESTMENTS    FROM     FROM NET    BUTIONS
              VALUE,      MENT       (BOTH       INVEST-    INVEST-     FROM
PERIOD       BEGINNING   INCOME    REALIZED AND   MENT       MENT      CAPITAL
ENDED        OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS  INCOME      GAINS
-----        ---------  ---------  -----------  ----------  ------      -----
                                     CLASS A
                                     -------
10/15/97-
10/31/97 ......$12.50    $ 0.01     $(0.65)      $(0.64)   $    -      $    -
10/31/98 ...... 11.86      0.03       0.71         0.74     (0.01)          -
10/31/99 ...... 12.59      0.05       1.49         1.54         -       (0.08)
10/31/00 ...... 14.05      0.11       1.86         1.97         -       (0.32)
10/31/01 ...... 15.70     (0.03)     (1.92)       (1.95)    (0.12)      (0.57)

                                     CLASS B
                                     -------
10/15/97-
10/31/97 ...... 12.50         -      (0.64)       (0.64)        -           -
10/31/98 ...... 11.86     (0.04)      0.69         0.65         -           -
10/31/99 ...... 12.51     (0.05)      1.49         1.44         -       (0.08)
10/31/00 ...... 13.87      0.02       1.81         1.83         -       (0.32)
10/31/01 ...... 15.38     (0.12)     (1.87)       (1.99)    (0.01)      (0.57)

                                    CLASS II
                                    --------
10/15/97-
10/31/97 ...... 12.50         -      (0.64)       (0.64)        -           -
10/31/98 ...... 11.86     (0.04)      0.69         0.65         -           -
10/31/99 ...... 12.51     (0.04)      1.48         1.44         -       (0.08)
10/31/00 ...... 13.87      0.02       1.82         1.84         -       (0.32)
10/31/01 ...... 15.39     (0.13)     (1.86)       (1.99)    (0.01)      (0.57)

                                     CLASS Z
                                     -------
4/16/98-
10/31/98 ...... 13.86      0.06      (1.27)       (1.21)    (0.01)          -
10/31/99 ...... 12.64      0.13       1.49         1.62         -       (0.08)
10/31/00 ...... 14.18      0.22       1.86         2.08         -       (0.32)
10/31/01 ...... 15.94      0.05      (1.94)       (1.89)    (0.24)      (0.57)

                            NET                   NET                     RATIO OF NET
                           ASSET                 ASSETS      RATIO OF      INVESTMENT
                 TOTAL     VALUE,                END OF      EXPENSES     INCOME (LOSS)
PERIOD          DISTRI-    END OF     TOTAL      PERIOD      TO AVERAGE    TO AVERAGE       PORTFOLIO
ENDED           BUTIONS    PERIOD    RETURN(2)   (000'S)     NET ASSETS    NET ASSETS       TURNOVER
-----           -------    ------    ---------   -------     ----------    ----------       --------
                                     CLASS A
                                     -------
10/15/97-
10/31/97 ...... $    -     $11.86    (5.12)%     $23,240     1.78%(3)(4)(6)  1.07%(3)(4)(6)    -%
10/31/98 ......  (0.01)     12.59     6.22        12,921     1.78(4)(6)      0.22(4)(6)       37
10/31/99 ......  (0.08)     14.05    12.28        15,996     1.78(4)(6)      0.34(4)(6)       42
10/31/00 ......  (0.32)     15.70    14.36        19,500     1.78(4)(5)      0.76(4)(5)       96
10/31/01 ......  (0.69)     13.06   (12.91)       23,418     1.78(4)(6)     (0.21)(4)(6)      63

                                     CLASS B
                                     -------
10/15/97-
10/31/97 ......      -      11.86    (5.12)        1,325     2.43(3)(4)(6)   0.22(3)(4)(6)     -
10/31/98 ......      -      12.51     5.52        28,149     2.43(4)(6)     (0.34)(4)(6)      37
10/31/99 ......  (0.08)     13.87    11.55        31,422     2.43(4)(6)     (0.33)(4)(6)      42
10/31/00 ......  (0.32)     15.38    13.52        34,140     2.43(4)(5)      0.13(4)(5)       96
10/31/01 ......  (0.58)     12.81   (13.42)       36,816     2.43(4)(6)     (0.86)(4)(6)      63

                                    CLASS II
                                    --------
10/15/97-
10/31/97 ......      -      11.86    (5.12)         172      2.43(3)(4)(6)   0.53(3)(4)(6)     -
10/31/98 ......      -      12.51     5.52        5,823      2.43(4)(6)     (0.31)(4)(6)      37
10/31/99 ......  (0.08)     13.87    11.55       10,664      2.43(4)(6)     (0.28)(4)(6)      42
10/31/00 ......  (0.32)     15.39    13.59       19,717      2.43(4)(5)      0.12(4)(5)       96
10/31/01 ......  (0.58)     12.82   (13.41)      24,958      2.43(4)(6)     (0.86)(4)(6)      63

                                     CLASS Z
                                     -------
4/16/98-
10/31/98 ......  (0.01)     12.64    (8.72)         207      1.21(3)(4)(6)   0.97(3)(4)(6)    37
10/31/99 ......  (0.08)     14.18    12.87          241      1.21(4)(6)      0.89(4)(6)       42
10/31/00 ......  (0.32)     15.94    15.02          897      1.21(4)(5)(6)   1.40(4)(5)(6)    96
10/31/01 ......  (0.81)     13.24   (12.43)       1,046      1.21(4)(6)      0.37(4)(6)       63

-----------
     (1) Calculated based upon average shares outstanding
     (2) Total return is not annualized and does not reflect sales load
     (3) Annualized
     (4) Net of the following expense reimbursements (based on average net assets):

                               10/31/97  10/31/98  10/31/99  10/31/00  10/31/01
                               --------  --------  --------  --------  --------
         A ..................   0.58%     0.67%     0.17%     0.20%     0.09%
         B ..................   1.16%     0.61%     0.16%     0.17%     0.04%
         II .................   3.22%     1.14%     0.22%     0.25%     0.09%
         Z ..................      -     11.77%    11.86%     4.73%     2.76%

     (5) The ratio reflects an expense cap which is net of custody credits (0.01%) or waivers/reimbursements if applicable
     (6) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursements if applicable

--------------------------------------------------------------------------------

SMALL-CAP VALUE PORTFOLIO

                                    NET GAIN
                          NET      (LOSS) ON      TOTAL    DIVIDENDS   DISTRI-
             NET ASSET   INVEST-   INVESTMENTS    FROM     FROM NET    BUTIONS
              VALUE,      MENT       (BOTH       INVEST-    INVEST-     FROM
PERIOD       BEGINNING   INCOME    REALIZED AND   MENT       MENT      CAPITAL
ENDED        OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS  INCOME      GAINS
-----        ---------  ---------  -----------  ----------  ------      -----
                                     CLASS A
                                     -------
10/15/97-
10/31/97 ......$12.50    $ 0.01     $(0.37)      $(0.36)   $    -          -
10/31/98 ...... 12.14      0.05      (1.36)       (1.31)    (0.01)         -
10/31/99 ...... 10.82      0.05       0.83         0.88         -          -
10/31/00 ...... 11.70      0.07       2.15         2.22         -          -
10/31/01 ...... 13.92     (0.03)      1.66         1.63         -          -

                                     CLASS B
                                     -------
10/15/97-
10/31/97 ...... 12.50      0.01      (0.38)       (0.37)        -          -
10/31/98 ...... 12.13     (0.05)     (1.33)       (1.38)    (0.01)         -
10/31/99 ...... 10.74     (0.03)      0.83         0.80         -          -
10/31/00 ...... 11.54     (0.02)      2.13         2.11         -          -
10/31/01 ...... 13.65     (0.13)      1.63         1.50         -          -

                                    CLASS II
                                    --------
10/15/97-
10/31/97 ...... 12.50      0.01      (0.37)       (0.36)        -          -
10/31/98 ...... 12.14     (0.06)     (1.33)       (1.39)    (0.01)         -
10/31/99 ...... 10.74     (0.03)      0.84         0.81         -          -
10/31/00 ...... 11.55     (0.02)      2.13         2.11         -          -
10/31/01 ...... 13.66     (0.13)      1.63         1.50         -          -

                                     CLASS Z
                                     -------
4/30/98-
10/31/98 ...... 13.63      0.04      (2.80)       (2.76)    (0.02)         -
10/31/99 ...... 10.85      0.11       0.83         0.94         -          -
10/31/00 ...... 11.79      0.14       2.18         2.32         -          -
10/31/01 ...... 14.11      0.05       1.70         1.75         -          -

                            NET                   NET                     RATIO OF NET
                           ASSET                 ASSETS      RATIO OF      INVESTMENT
                 TOTAL     VALUE,                END OF      EXPENSES     INCOME (LOSS)
PERIOD          DISTRI-    END OF     TOTAL      PERIOD      TO AVERAGE    TO AVERAGE       PORTFOLIO
ENDED           BUTIONS    PERIOD    RETURN(2)   (000'S)     NET ASSETS    NET ASSETS       TURNOVER
-----           -------    ------    ---------   -------     ----------    ----------       --------
                                     CLASS A
                                     -------
10/15/97-
10/31/97 ...... $    -     $12.14    (2.88)%     $21,346     1.78%(3)(4)(5)  2.57%(3)(4)(5)    -%
10/31/98 ......  (0.01)     10.82   (10.79)       15,051     1.78(4)(5)      0.42(4)(5)       50
10/31/99 ......      -      11.70     8.13        15,473     1.78(4)(5)      0.39(4)(5)      102
10/31/00 ......      -      13.92    18.97        17,188     1.78(4)(5)      0.52(4)(5)       67
10/31/01 ......      -      15.55    11.71        29,772     1.78(4)(5)     (0.19)(4)(5)      66

                                     CLASS B
                                     -------
10/15/97-
10/31/97 ......      -      12.13    (2.96)        3,112     2.43(3)(4)(5)   1.75(3)(4)(5)     -
10/31/98 ......  (0.01)     10.74   (11.40)       25,954     2.43(4)(5)     (0.44)(4)(5)      50
10/31/99 ......      -      11.54     7.45        22,601     2.43(4)(5)     (0.26)(4)(5)     102
10/31/00 ......      -      13.65    18.28        22,593     2.43(4)(5)     (0.12)(4)(5)      67
10/31/01 ......      -      15.15    10.99        37,205     2.43(4)(5)     (0.83)(4)(5)      66

                                    CLASS II
                                    --------
10/15/97-
10/31/97 ......      -      12.14    (2.88)          525     2.43(3)(5)      1.75(3)(4)(5)     -
10/31/98 ......  (0.01)     10.74   (11.47)        5,968     2.43(4)(5)     (0.48)(4)(5)      50
10/31/99 ......      -      11.55     7.54         7,230     2.43(4)(5)     (0.26)(4)(5)     102
10/31/00 ......      -      13.66    18.27        12,195     2.43(4)(5)     (0.16)(4)(5)      67
10/31/01 ......      -      15.16    10.98        25,676     2.43(4)(5)     (0.84)(4)(5)      66

                                     CLASS Z
                                     -------
4/30/98-
10/31/98 ......  (0.02)     10.85   (20.30)          142     1.21(3)(4)(5)   0.70(3)(4)(5)    50
10/31/99 ......      -      11.79     8.66            78     1.21(4)(5)      0.96(4)(5)      102
10/31/00 ......      -      14.11    19.68           406     1.21(4)(5)      1.00(4)(5)       67
10/31/01 ......      -      15.86    12.40         1,626     1.21(4)(5)      0.33(4)(5)       66

-----------
     (1) Calculated based upon average shares outstanding
     (2) Total return is not annualized and does not reflect sales load
     (3) Annualized
     (4) Net of the following expense reimbursements (based on average net assets):

                               10/31/97  10/31/98  10/31/99  10/31/00  10/31/01
                               --------  --------  --------  --------  --------
         A ...................  0.57%     0.66%     0.29%     0.25%     0.11%
         B ...................  0.74%     0.62%     0.31%     0.25%     0.07%
         II ..................  1.42%     1.05%     0.36%     0.31%     0.15%
         Z ...................     -     20.37%    20.90%     9.85%     2.94%

     (5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursements if applicable

================================================================================
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MULTI-CAP VALUE PORTFOLIO

                                    NET GAIN
                          NET      (LOSS) ON      TOTAL    DIVIDENDS   DISTRI-
             NET ASSET   INVEST-   INVESTMENTS    FROM     FROM NET    BUTIONS
              VALUE,      MENT       (BOTH       INVEST-    INVEST-     FROM
PERIOD       BEGINNING   INCOME    REALIZED AND   MENT       MENT      CAPITAL
ENDED        OF PERIOD  (LOSS)(1)  UNREALIZED)  OPERATIONS  INCOME      GAINS
-----        ---------  ---------  -----------  ----------  ------      -----
                                     CLASS A
                                     -------
11/16/96-
10/31/97 ......$12.50    $    -     $ 3.59       $ 3.59    $   -       $    -
10/31/98 ...... 16.09         -      (0.51)       (0.51)       -        (0.59)
10/31/99 ...... 14.99      0.07       1.76         1.83        -            -
10/31/00 ...... 16.82      0.04       1.68         1.72        -        (0.77)
10/31/01 ...... 17.77      0.11      (0.83)       (0.72)       -        (1.95)

                                     CLASS B
                                     -------
11/16/96-
10/31/97 ...... 12.50     (0.11)      3.61         3.50        -            -
10/31/98 ...... 16.00     (0.10)     (0.50)       (0.60)       -        (0.59)
10/31/99 ...... 14.81     (0.03)      1.73         1.70        -            -
10/31/00 ...... 16.51      0.06       1.51         1.57        -        (0.77)
10/31/01 ...... 17.31         -      (0.80)       (0.80)       -        (1.95)

                                    CLASS II
                                    --------
03/06/97-
10/31/97 ...... 13.56     (0.08)      2.52         2.44        -            -
10/31/98 ...... 16.00     (0.11)     (0.49)       (0.60)       -        (0.59)
10/31/99 ...... 14.81     (0.03)      1.73         1.70        -            -
10/31/00 ...... 16.51      0.07       1.49         1.56        -        (0.77)
10/31/01 ...... 17.30         -      (0.79)       (0.79)       -        (1.95)

                                     CLASS Z
                                     -------
4/03/98-
10/31/98 ...... 17.62      0.05      (2.63)       (2.58)       -            -
10/31/99 ...... 15.04      0.17       1.76         1.93        -            -
10/31/00 ...... 16.97      0.13       1.69         1.82        -        (0.77)
10/31/01 ...... 18.02      0.21      (0.85)       (0.64)       -        (1.95)
                            NET                   NET                     RATIO OF NET
                           ASSET                 ASSETS      RATIO OF      INVESTMENT
                 TOTAL     VALUE,                END OF      EXPENSES     INCOME (LOSS)
PERIOD          DISTRI-    END OF     TOTAL      PERIOD      TO AVERAGE    TO AVERAGE       PORTFOLIO
ENDED           BUTIONS    PERIOD    RETURN(2)   (000'S)     NET ASSETS    NET ASSETS       TURNOVER
-----           -------    ------    ---------   -------     ----------    ----------       --------
                                     CLASS A
                                     -------
11/16/96-
10/31/97 ...... $    -     $16.09    28.72%      $ 48,377    1.84%(3)(4)(5)      -%(3)(4)(5)   48%
10/31/98 ......  (0.59)     14.99    (3.32)        71,116    1.78(4)(5)      (0.01)(4)(5)      69
10/31/99 ......      -      16.82    12.21         58,581    1.77(4)(5)       0.43(4)(5)      118
10/31/00 ......  (0.77)     17.77    10.73         52,062    1.78(4)(5)       0.25(4)(5)       95
10/31/01 ......  (1.95)     15.10    (4.42)        51,150    1.78(4)(5)       0.68(4)(5)      146

                                     CLASS B
                                     -------
11/16/96-
10/31/97 ......      -      16.00    28.00         77,534    2.46(3)(4)(5)   (0.74)(3)(4)      48
10/31/98 ......  (0.59)     14.81    (3.92)       111,030    2.43(4)(5)      (0.66)(4)(5)      69
10/31/99 ......      -      16.51    11.48         95,112    2.40(4)(5)      (0.19)(4)(5)     118
10/31/00 ......  (0.77)     17.31    10.00         79,261    2.43(4)(5)       0.39(4)(5)       95
10/31/01 ......  (1.95)     14.56    (5.06)        77,667    2.43(4)(5)       0.03(4)(5)      146

                                    CLASS II
                                    --------
03/06/97-
10/31/97 ......      -      16.00    17.99          9,384    2.45(3)(4)(5)   (0.78)(3)(4)(5)   48
10/31/98 ......  (0.59)     14.81    (3.92)        15,260    2.43(4)(5)      (0.66)(4)(5)      69
10/31/99 ......      -      16.51    11.48         12,976    2.42(4)(5)      (0.21)(4)(5)     118
10/31/00 ......  (0.77)     17.30     9.93         14,652    2.43(4)(5)       0.40(4)(5)       95
10/31/01 ......  (1.95)     14.56    (5.01)        17,805    2.43(4)(5)       0.02(4)(5)      146

                                     CLASS Z
                                     -------
4/03/98-
10/31/98 ......      -      15.04   (14.64)           101    1.21(3)(4)(5)    0.62(3)(4)(5)    69
10/31/99 ......      -      16.97    12.83             74    1.21(4)(5)       0.98(4)(5)      118
10/31/00 ......  (0.77)     18.02    11.25            353    1.21(4)(5)       0.72(4)(5)       95
10/31/01 ......  (1.95)     15.43    (3.86)           487    1.21(4)(5)       1.26(4)(5)      146

-----------
     (1) Calculated based upon average shares outstanding
     (2) Total return is not annualized and does not reflect sales load
     (3) Annualized
     (4) Net of the following expense reimbursements (based on average net assets):

                               10/31/97  10/31/98  10/31/99  10/31/00  10/31/01
                               --------  --------  --------  --------  --------
         A ..................   0.28%     0.17%     0.04%     0.09%        -
         B ..................   0.34%     0.19%     0.02%     0.07%        -
         II .................   0.63%     0.21%     0.13%     0.11%     0.05%
         Z ..................      -     28.83%    23.27%    10.14%     6.55%

     (5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursements if applicable

================================================================================
FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Portfolios and are available free of charge upon request:

    ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.

    STATEMENT OF ADDITIONAL  INFORMATION (SAI). Contains additional  information
    about  the  Portfolios'  policies,   investment  restrictions  and  business
    structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Portfolios by contacting:

         SunAmerica Fund Services, Inc.
         Mutual Fund Operations
         The SunAmerica Center
         733 Third Avenue, 3rd Floor
         New York, New York 10017-3204
         1-800-858-8850, extension 5125
         www.sunamericafunds.com

or

by calling your broker or financial advisor.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


DISTRIBUTOR: SunAmerica Capital Services                   AIG SunAmerica
                                                               Mutual Funds
INVESTMENT COMPANY ACT
File No. 811-07797

Distributed by:

SUNAMERICA CAPITAL SERVICES, INC.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NY 10017-3204
800-858-8850 EXT. 5125

For more complete information on any of
the mutual funds distributed by
SunAmerica Capital Services, including
charges and expenses, obtain a
prospectus from your financial adviser
or from the SunAmerica Sales Desk,
800-858-8850, ext. 5125. Read it
carefully before you invest. The funds'
daily net asset values are not
guaranteed and their shares are not
insured by the FDIC, the Federal Reserve
Board or any other agency. The
investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than your original cost.
Mutual fund shares are distributed by
SunAmerica Capital Services, Inc.

www.sunamericafunds.com                                   AIG  SunAmerica
                                                               Mutual Funds

SSSPR-1/02

                SUNAMERICA
                                        FOCUSED
                                     PORTFOLIOS
                                PROSPECTUS 2002


                               [GRAPHIC OMITTED]


                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

================================================================================

        JANUARY 30, 2002                                 PROSPECTUS
================================================================================


        SUNAMERICA STYLE SELECT SERIES


               FOCUSED GROWTH PORTFOLIO

               FOCUSED VALUE PORTFOLIO

               FOCUSED GROWTH AND INCOME PORTFOLIO

               FOCUSED INTERNATIONAL PORTFOLIO

               FOCUSED TECHNET PORTFOLIO



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

TABLE OF CONTENTS
================================================================================



FUND HIGHLIGHTS ......................................................   2

SHAREHOLDER ACCOUNT INFORMATION ......................................  13

MORE INFORMATION ABOUT THE PORTFOLIOS ................................  22

     INVESTMENT STRATEGIES ...........................................  22

     GLOSSARY ........................................................  24

          INVESTMENT TERMINOLOGY .....................................  24

          RISK TERMINOLOGY ...........................................  25

FUND MANAGEMENT ......................................................  26

INFORMATION ABOUT ADVISERS ...........................................  27

FINANCIAL HIGHLIGHTS .................................................  32




                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------


                                    Q&A
     --------------------------------------------------------------------
     When deemed appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

     A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser of the Portfolios will invest in up to ten securities, and each Portfolio will hold up to a total of 30 securities. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Portfolio.

     The "GROWTH" ORIENTED philosophy to which the Focused Growth and Focused TechNet Portfolios subscribe, and to which the Focused Growth and Income and Focused International Portfolios partly subscribe-that of investing in securities believed to offer the potential for long-term growth of capital focuses on securities considered to have a historical record of above-average earnings growth; to have significant growth potential for earnings growth; to have above-average earnings growth or the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

     The "VALUE" ORIENTED philosophy to which the Focused Value Portfolio subscribes, and to which the Focused Growth and Income and Focused International Portfolios partly subscribe-that of investing in securities believed to be undervalued in the market-reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

     The strategy of "INTERNATIONAL" INVESTING that the Focused International Portfolio follows, involves investing in at least three countries outside of the United States, and may incorporate, in any combination, elements of value investing, growth investing, and country allocation.

     "COUNTRY ALLOCATION" is an investment strategy by which an Adviser purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks. This research may include, but is not limited to, data and forecasts about general regional economic strength, political and economic stability, and valuation of currency.

     MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.
     --------------------------------------------------------------------

The following questions and answers are designed to give you an overview of SunAmerica Style Select Series, Inc. (the "Fund"), and to provide you with information about the Fund's separate Portfolios and their investment goals, principal investment strategies, and principal investment techniques. Each goal may be changed without shareholder approval, although you will receive notice of any change. There can be no assurance that any Portfolio's investment goal will be met or that the net return on an investment in a Portfolio will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided under "More Information About the Portfolios," on pages 22-23, and the glossary that follows on pages 24-25.

Q:   WHAT ARE THE PORTFOLIOS' INVESTMENT GOALS, PRINCIPAL STRATEGIES AND
     TECHNIQUES?

A:

                              PRINCIPAL                  PRINCIPAL
                INVESTMENT   INVESTMENT                 INVESTMENT
   FUND            GOAL       STRATEGY                  TECHNIQUES
   ----         ----------   ----------                 ----------

FOCUSED GROWTH   long-term   growth and     active trading of equity securities
PORTFOLIO*       growth of   focus          selected on the basis of growth
                 capital                    criteria, without regard to market
                                            capitalization

FOCUSED VALUE    long-term   value and      active trading of equity securities
PORTFOLIO        growth of   focus          selected on the basis of value
                 capital                    criteria, without regard to market
                                            capitalization

FOCUSED          long-term   growth, value  active trading of equity securities
GROWTH AND       growth of   and focus      selected to achieve a blend of
INCOME           capital and                growth companies, value companies
PORTFOLIO        current                    and companies that the Advisers
                 income                     believe have elements of growth and
                                            value, issued by large-cap
                                            companies, including those that
                                            offer the potential for a reasonable
                                            level of current income. Each
                                            Adviser may emphasize either a
                                            growth orientation or a value
                                            orientation at any particular time.

FOCUSED          long-term   international  active trading of equity securities
INTERNATIONAL    growth of   and focus      and other securities with equity
PORTFOLIO        capital                    characteristics  of non-U.S. issuers
                                            located in countries throughout the
                                            world and selected without regard to
                                            market capitalization at the time of
                                            purchase. Under normal market
                                            conditions at least 65% of the
                                            Portfolios Assets will be invested
                                            in securities of non-U.S. issuers.

FOCUSED          long-term   growth and     active trading of equity securities
TECHNET          growth of   focus          of companies that demonstrate the
PORTFOLIO        capital                    potential for long-term growth of
                                            capital and that the Advisers
                                            believe will benefit significantly
                                            from technological advances or
                                            improvements, without regard to
                                            market capitalization

  *  Previously named the Focus Portfolio.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT HOW THE PORTFOLIOS ARE ADVISED

Each Portfolio provides investors with access to three different professional Advisers, each with a distinct methodology within a particular investment style. Each Adviser manages a separate portion of a Portfolio.

ADDITIONAL INFORMATION ABOUT THE FOCUSED TECHNET PORTFOLIO'S PRINCIPAL INVESTMENT TECHNIQUES

The Portfolio will invest in up to thirty companies whose principal businesses the Advisers believe will significantly benefit from advances or improvements in technology ("technology companies"). Technology companies include companies in many industries that rely extensively on technology in their product development or operations, are expected to benefit from technological advances and improvements, or may be experiencing growth in sales and earnings driven by technology related research, products or services.

The broad industry categories in which technology companies may be found include computer software and hardware, network and capital broadcasting, internet and internet-related businesses, the development, production, sale, and distribution of goods or services used in the broadcast and media industries, communications services or equipment, the design, manufacture, or sale of electric components, defense and data storage and retrieval, healthcare and biotechnology. The relative size of the Portfolio's investment within these industries will vary from time to time, and at times, one of these industries may not be represented in the Portfolio's holdings.

Under normal market conditions, all of the Portfolio's holdings will be in technology companies. Among these, the Portfolio will significantly invest in internet and internet-related businesses. These companies include e-commerce enterprises as well as those that develop services and products for the internet. The Advisers may rotate the Portfolio's holdings out of internet or internet-related companies for temporary defensive purposes or if market conditions warrant.

MARKET CAPITALIZATION RANGES

Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the market capitalization ranges prescribed by the Style Box categories designed by Morningstar, Inc. Morningstar, Inc. may change the Style Box market capitalization ranges over time as market conditions and broad market valuations vary. The Portfolios' market capitalization ranges will change as the Morningstar categories vary. Currently, these market capitalization ranges are as follows: $1.4 billion or less for the Small-Cap category; between $1.4 billion and $8.7 billion for the Mid-Cap category; and $8.7 billion or more for the Large-Cap category.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS?

A: The following section describes the principal risks of each Portfolio, while the chart on pages 22-23 describes various additional risks.

     RISKS OF INVESTING IN EQUITY SECURITIES--ALL FUNDS

     All of the Portfolios invest primarily in equity securities. As with any equity fund, the value of your investment in any of these Portfolios may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for any of these Portfolios may underperform the market generally.

     RISKS OF NON-DIVERSIFICATION--ALL FUNDS

     Each Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     ADDITIONAL PRINCIPAL RISKS--ALL FUNDS

     Shares of the Portfolios are not bank deposits and are not guaranteed or insured by any bank or SunAmerica or SunAmerica's affiliates, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Portfolio will be able to achieve its investment goals. If the value of the assets of a Portfolio goes down, you could lose money.

     ADDITIONAL RISKS SPECIFIC TO THE FOCUSED TECHNET PORTFOLIO AND FOCUSED INTERNATIONAL PORTFOLIO

     Stocks of small-cap companies, and to a lesser extent, mid-cap companies, may be more volatile than, and not as readily marketable as, those of larger companies.

     ADDITIONAL RISK SPECIFIC TO FOCUSED TECHNET PORTFOLIO

     Technology companies may react similarly to certain market pressures and events. They may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, and obsolescence of existing technology. As a result, the Portfolio's returns may be considerably more volatile than a fund that does not have significant investments in technology companies.

     ADDITIONAL RISKS SPECIFIC TO THE FOCUSED INTERNATIONAL PORTFOLIO

     While investing internationally may reduce your risk by increasing the diversification of your overall portfolio, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q:   HOW HAVE THE PORTFOLIOS PERFORMED HISTORICALLY?

A: The Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future. Performance information for Class I of the Focused Value Portfolio and for the Focused International Portfolio is not shown because they have not been in existence for a full calendar year.

FOCUSED GROWTH PORTFOLIO (CLASS B)

[Data below represents bar chart in printed piece.]

  '99        '00        '01
------     -------   -------
57.63%     -19.61%   -14.86%

During the 3-year period shown in the bar chart, the highest return for a quarter ended was 31.61% (quarter ended December 31, 1999) and the lowest return for a quarter was -16.71% (quarter ended December 31, 2000).

                                                                            Class A, Class B
Average Annual Total Returns                                                  and Class II         Class Z
(as of the calendar year                                      Past One            Since             Since
ended December 31, 2001)                                        Year            Inception         Inception*****
Focused Growth Portfolio*                      Class A         -19.20%            6.79%              N/A
                                               Class B         -19.12%            7.15%              N/A
                                               Class II        -16.57%            7.54%              N/A
                                               Class Z         -14.08%            N/A               -2.87%
Russell 1000 Growth**                                          -20.42%           -1.54%            -10.31%
S&P 500 Index***                                               -11.88%            1.66%             -4.68%
Morningstar Large-Cap Growth Category****                      -23.63%            0.57%             -7.42%

    * Includes sales charges.

   ** The Russell 1000 Growth Index  measures the  performance  of those Russell
      1000 companies with higher price-to-book ratios and higher reinvested growth value.

  *** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

 **** Developed by Morningstar, the Morningstar Large-Cap Growth Category currently reflects a group of 998 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

***** Class A, B and II shares commenced offering on June 8, 1998. Class Z shares commenced offering on July 7, 1999.

--------------------------------------------------------------------------------

FOCUSED VALUE PORTFOLIO  (CLASS B)

[Data below represents bar chart in printed piece]

 '00         '01
------      -----
30.47%      9.35%

During the 2-year period shown in the bar chart, the highest return for a quarter was 12.94% (quarter ended December 31, 2001) and the lowest return for a quarter was -10.64% (quarter ended September 30, 2001).


Average Annual Total Returns
(as of the calendar year                              Past One      Since
ended December 31, 2001)                                Year      Inception****
Focused Value Portfolio*                  Class A       3.68%       18.06%
                                          Class B       4.35%       19.47%
                                          Class II      7.18%       19.99%
Russell 1000 Value Index**                             -5.59%        0.33%
Morningstar Large-Cap Value Category***                -5.37%        1.53%


    * Includes sales charges.

   ** The Russell  1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

  *** Developed  by  Morningstar,   the  Morningstar  Large-Cap  Value  Category
      currently reflects a group of 814 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

 **** Class A, B and II shares commenced offering on November 1, 1999. Class I shares commenced offering on approximately November 16, 2001.

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

The Risk/Return Bar Charts and Tables illustrate the risks of investing in the Portfolios by showing changes in the Portfolios' performance from calendar year to calendar year, and compare the Portfolios' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Portfolio will perform in the future.

FOCUSED GROWTH AND INCOME PORTFOLIO  (CLASS B)

[Data below represents bar chart in printed piece.]

    '98        '99      '00       '01
  ------     ------   -------   -------
  12.38%     57.18%   -16.71%   -20.15%

During the 4-year period shown in the bar chart, the highest return for a quarter was 45.62% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.62% (quarter ended December 31, 2001).

                                                                      Class A, Class B
Average Annual Total Returns                                            and Class II
(as of the calendar year                                 Past One           Since        Class Z Since
ended December 31, 2001)                                   Year           Inception         Inception****
Focused Growth and Income Portfolio*         Class A      -24.23%          3.39%             N/A
                                             Class B      -24.15%          3.73%             N/A
                                             Class II     -21.69%          3.90%             N/A
                                             Class Z      -19.12%          N/A             -24.23%
S&P 500 Index**                                           -11.88%          7.02%           -16.01%
Morningstar Large-Cap Blend Category***                   -11.68%          5.37%           -16.86%

   *  Includes sales charges.

   ** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

  *** Developed  by  Morningstar,   the  Morningstar  Large-Cap  Blend  Category
      currently reflects a group of 1,231 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

 **** Class A, B and C  shares  commenced  offering  on  October  15,  1997.  On
      December 1, 1998, the Class C shares were redesignated Class II shares. Class Z shares commenced offering on October 6, 2000.

--------------------------------------------------------------------------------

FOCUSED TECHNET PORTFOLIO  (CLASS B)

[Data below represents bar chart in printed piece.]

                 '01
              -------
              -55.88%

During the 1-year period shown in the bar chart, the highest return for a quarter ended was 42.77% (quarter ended December 31, 2001) and the lowest return for a quarter was -47.28% (quarter ended September 30, 2001).

                                                                Class A, Class B
Average Annual Total Returns                                      and Class II         Class Z
(as of the calendar year                          Past One            Since             Since
ended December 31, 2001)                            Year            Inception         Inception****
Focused TechNet Portfolio*            Class A      -58.38%           -46.30%             N/A
                                      Class B      -58.09%           -45.90%             N/A
                                      Class II     -56.92%           -44.94%             N/A
                                      Class Z      -55.42%             N/A             -63.60%
NASDAQ 100 Index**                                 -32.65%           -40.75%           -46.65%
Morningstar Technology Category***                 -38.21%           -41.98%           -50.16%

    * Includes sales charges.

   ** The NASDAQ 100(R) is a widely recognized, unmanaged index of common stock prices.

  *** Developed by Morningstar,  the Morningstar  Technology  Category currently reflects a group of 362 mutual funds that have median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

 **** Class A, B and II shares commenced offering on May 1, 2000. Class Z shares commenced offering on October 3, 2000.

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------


Q:   WHAT ARE THE PORTFOLIOS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios.


                                                                                   FOCUSED GROWTH PORTFOLIO
                                                                         --------------------------------------------
                                                                         Class A    Class B    Class II    Class Z(7)
                                                                         -------    -------    --------    ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

   Maximum Sales Charge (Load) ....................................       5.75%      4.00%       2.00%        None

   Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1) .........................       5.75%      None        1.00%        None

   Maximum Deferred Sales Charge (Load)
   (as a percentage of amount redeemed)(2) ........................       None       4.00%       1.00%        None

   Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends ................................       None       None        None         None

   Redemption Fee(3) ..............................................       None       None        None         None

   Exchange Fee ...................................................       None       None        None         None

   Maximum Account Fee ............................................       None       None        None         None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

   Management Fees ................................................       0.85%      0.85%       0.85%        0.85%

   Distribution (12b-1) Fees(4) ...................................       0.35%      1.00%       1.00%        None

   Other Expenses .................................................       0.36%      0.36%       0.36%        0.42%
                                                                          ----       ----        ----         ----

Total Annual Fund Operating Expenses ..............................       1.56%      2.21%       2.21%        1.27%
                                                                          ====       ====        ====         ====

Expense Reimbursement .............................................         --         --          --           --

Net Expenses(6) ...................................................       1.56%      2.21%       2.21%        1.27%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 14 for more information on the CDSCs.

(3)  A $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) "Other Expenses," "Total Annual Fund Operating Expenses" and "Expense Reimbursement" are estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors. The expense waiver and fee reimbursements do not apply to Focused Growth Portfolio.

(7) Class I and Class Z shares are offered exclusively to participants in certain employee retirement plans and other programs.

--------------------------------------------------------------------------------

                                                                                                       FOCUSED
           FOCUSED VALUE PORTFOLIO                 FOCUSED GROWTH AND INCOME PORTFOLIO        INTERNATIONAL PORTFOLIO (5)
--------------------------------------------    ------------------------------------------   ----------------------------
Class A   Class B   Class II   Class I(5)(7)    Class A   Class B    Class II   Class Z(7)   Class A   Class B   Class II
-------   -------   --------   -------------    -------   -------    --------   ----------   -------   -------   --------



 5.75%     4.00%     2.00%        None           5.75%     4.00%      2.00%       None        5.75%     4.00%     2.00%


 5.75%     None      1.00%        None           5.75%     None       1.00%       None        5.75%     0.00%     1.00%


 None      4.00%     1.00%        None           None      4.00%      1.00%       None        None      4.00%     1.00%


 None      None      None         None           None      None       None        None        None      None      None

 None      None      None         None           None      None       None        None        None      None      None

 None      None      None         None           None      None       None        None        None      None      None

 None      None      None         None           None      None       None        None        None      None      None




 1.00%     1.00%     1.00%        1.00%          1.00%     1.00%      1.00%       1.00%       1.25%     1.25%     1.25%

 0.35%     1.00%     1.00%        None           0.35%     1.00%      1.00%       None        0.35%     1.00%     1.00%

 0.39%     0.40%     0.38%        0.95%          0.40%     0.40%      0.40%       6.32%       0.35%     0.35%     0.35%
 ----      ----      ----         ----           ----      ----       ----        ----        ----      ----      ----

 1.74%     2.40%     2.38%        1.95%          1.75%     2.40%      2.40%       6.32%       1.95%     2.60%     2.60%
 ====      ====      ====         ====           ====      ====       ====        ====        ====      ====      ====

 0.19%     0.20%     0.18%        0.50%          0.30%     0.30%      0.30%       5.44%         --        --        --

 1.55%     2.20%     2.20%        1.45%          1.45%     2.10%      2.10%       0.88%       1.95%     2.60%     2.60%

================================================================================

Fund Highlights
--------------------------------------------------------------------------------

                                                                                  FOCUSED TECHNET PORTFOLIO
                                                                         ------------------------------------------
                                                                         Class A   Class B    Class II   Class Z(7)
                                                                         ------    -------    --------   ----------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
   Maximum Sales Charge (Load) ....................................       5.75%     4.00%      2.00%       None

   Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)(1) .........................       5.75%     None       1.00%       None

   Maximum Deferred Sales Charge (Load)
   (as a percentage of amount redeemed)(2) ........................       None      4.00%      1.00%       None

   Maximum Sales Charge (Load)
   Imposed on Reinvested Dividends ................................       None      None       None        None

   Redemption Fee(3) ..............................................       None      None       None        None

   Exchange Fee ...................................................       None      None       None        None

   Maximum Account Fee ............................................       None      None       None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

   Management Fees ................................................       1.25%     1.25%      1.25%       1.25%

   Distribution and Service (12b-1) Fees(4) .......................       0.35%     1.00%      1.00%       None

   Other Expenses .................................................       0.55%     0.55%      0.50%       4.51%
                                                                          ----      ----       ----        ----

Total Annual Fund Operating Expenses ..............................       2.15%     2.80%      2.75%       5.76%
                                                                          ====      ====       ====        ====

Expense Reimbursement .............................................       0.18%     0.18%      0.13%       4.36%

Net Expenses(6) ...................................................       1.97%     2.62%      2.62%       1.40%

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (CDSC) on redemptions made within two years of purchase. The CDSC on Class B shares applies only if shares are redeemed within six years of their purchase. The CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See page 14 for more information on the CDSCs.

(3)  A $15.00 fee is imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) "Other Expenses," "Total Annual Fund Operating Expenses" and "Expense Reimbursement" are estimated.

(6) The Board of Directors, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreement subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Board of Directors, without the approval of the Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

If you redeemed your investment at the end of the periods indicated:

                                                                 1 year      3 years      5 years    10 years
FOCUSED GROWTH PORTFOLIO
     (Class A shares) ..................................         $  725      $1,039       $1,376      $2,325
     (Class B shares)* .................................            624         991        1,385       2,380
     (Class II shares) .................................            422         784        1,273       2,619
     (Class Z shares) ..................................            129         403          697       1,534

FOCUSED VALUE PORTFOLIO
     (Class A shares) ..................................         $  724      $1,036       $1,371      $2,314
     (Class B shares)* .................................            623         988        1,380       2,370
     (Class II shares) .................................            421         781        1,268       2,609
     (Class I shares) ..................................            148         459          792       1,735

FOCUSED GROWTH AND INCOME PORTFOLIO
     (Class A shares) ..................................         $  714      $1,007       $1,322      $2,210
     (Class B shares)* .................................            613         958        1,329       2,265
     (Class II shares) .................................            411         751        1,218       2,507
     (Class Z shares) ..................................             90         281           488      1,084

FOCUSED INTERNATIONAL PORTFOLIO
     (Class A shares) ..................................         $  762      $1,152       $1,567      $2,719
     (Class B shares)* .................................            663       1,108        1,580       2,776
     (Class II shares) .................................            460         900        1,466       3,005

FOCUSED TECHNET PORTFOLIO
     (Class A shares) ..................................         $  763      $1,158       $1,576      $2,739
     (Class B shares)* .................................            665       1,114        1,590       2,796
     (Class II shares) .................................            462         906        1,476       3,024
     (Class Z shares) ..................................            143         443          766       1,680

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

If you did not redeem your shares:

                                                                 1 year      3 years      5 years    10 years
FOCUSED GROWTH PORTFOLIO
     (Class A shares) ..................................         $  725      $1,039       $1,376      $2,325
     (Class B shares)* .................................            224         691        1,185       2,380
     (Class II shares) .................................            322         784        1,273       2,619
     (Class Z shares) ..................................            129         403          697       1,534

FOCUSED VALUE PORTFOLIO
     (Class A shares) ..................................         $  724      $1,036       $1,371      $2,314
     (Class B shares)* .................................            223         688        1,180       2,370
     (Class II shares) .................................            321         781        1,268       2,609
     (Class I shares) ..................................            148         459           712      1,735

FOCUSED GROWTH AND INCOME PORTFOLIO
     (Class A shares) ..................................         $  714      $1,007       $1,322      $2,210
     (Class B shares)* .................................            213         658        1,129       2,265
     (Class II shares) .................................            311         751        1,218       2,507
     (Class Z shares) ..................................             90         281          488       1,084

FOCUSED INTERNATIONAL PORTFOLIO
     (Class A shares) ..................................         $  762      $1,152       $1,567      $2,719
     (Class B shares)* .................................            263         808        1,380       2,776
     (Class II shares) .................................            360         900        1,466       3,005

FOCUSED TECHNET PORTFOLIO
     (Class A shares) ..................................         $  763      $1,158       $1,576      $2,739
     (Class B shares)* .................................            265         814        1,390       2,796
     (Class II shares) .................................            362         906        1,476       3,024
     (Class Z shares) ..................................            143         443          766       1,680

------------------
* Class B shares generally convert to Class A shares approximately eight years after purchase, as described in the section entitled "Shareholder Account Information" on page 13. Therefore, expense information for years 9 and 10 is the same for both Class A and B shares.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELECTING A SHARE CLASS

Each Portfolio offers a number of classes of shares through this Prospectus, including Class A, Class B Class II, Class I and Class Z shares.

Each class of shares has its own cost structure or requirements, so you can choose the one best suited to your investment needs. Your broker or financial adviser can help you determine which class is right for you.

        CLASS A                   CLASS B                   CLASS II                  CLASS I                   CLASS Z
o Front-end sales         o No front-end sales      o Front-end sales         o Offered exclusively to  o Offered exclusively to
  charges, as described     charge; all your money    charge, as described      certain institutions.     certain SunAmerica
  below. There are          goes to work for you      below.                                              affiliated companies'
  several ways to reduce    right away.                                       o Also offered to the       retirement plans (the
  these charges, also                               o Higher annual expenses    SunAmerica Aggressive     "Plan").
  described below.        o Higher annual expenses    than Class A shares.      Growth, Moderate
                            than Class A shares.                                Growth and              o No sales charges.
o Lower annual expenses                             o Deferred sales charge     Conservative Growth
  than Class B or Class   o Deferred sales charge     on shares you sell        LifeStage Funds, which  o Lower annual expenses
  II shares.                on shares you sell        within eighteen months    are funds-of-funds.       than Class A, B, I or
                            within six years of       of purchase, as                                     II Shares.
                            purchase, as described    described below.        o No sales charges.
                            below.
                                                    o No conversion to        o Lower annual expenses
                          o Automatic conversion      Class A.                  than Class A, B, or II
                            to Class A shares                                   Shares.
                            approximately eight
                            years after purchase.

                          o Purchases in an amount
                            over $500,000
                            generally will not be
                            permitted. You should
                            consult with your
                            financial adviser to
                            determine whether
                            other share classes
                            are more beneficial
                            given your
                            circumstances.


CALCULATION OF SALES CHARGES

Class A. Sales Charges are as follows:                    Sales Charge                 Concession to Dealers
                                               -------------------------------------------------------------
                                                      % OF         % OF NET                    % OF
                                                    OFFERING        AMOUNT                   OFFERING
YOUR INVESTMENT                                       PRICE        INVESTED                    PRICE
                                               -------------------------------------------------------------
Less than $50,000 .............................       5.75%          6.10%                     5.00%
$50,000 but less than $100,000 ................       4.75%          4.99%                     4.00%
$100,000 but less than $250,000 ...............       3.75%          3.90%                     3.00%
$250,000 but less than $500,000 ...............       3.00%          3.09%                     2.25%
$500,000 but less than $1,000,000 .............       2.10%          2.15%                     1.35%
$1,000,000 or more ............................       None           None                      1.00%

INVESTMENTS OF $1 MILLION OR MORE: Class A shares are available with no front-end sales charge. However, a 1% CDSC is imposed on shares you sell within one year of purchase and a 0.50% CDSC is charged on shares you sell after the first year and within the second year after purchase.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Class B: Shares are offered at their net asset value per share, without any front-end sales charge. However, there is a CDSC on shares you sell within six years of buying them. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

Class B deferred charges:

       Years after purchase year                 CDSC on shares being sold
           1st year or 2nd year                             4.00%
           3rd and 4th year                                 3.00%
           5th year                                         2.00%
           6th year                                         1.00%
           7th year and thereafter                          None

If you purchased Class B shares of a Portfolio prior to January 2, 2002, the CDSC schedule applicable at the time you originally purchased the shares will continue to apply. Any Class B shares purchased on or after January 2, 2002 will be subject to the CDSC schedule described above.

CLASS II. Sales Charges are as follows:                   Sales Charge                 Concession to Dealers
                                               -------------------------------------------------------------
                                                      % OF         % OF NET                    % OF
                                                    OFFERING        AMOUNT                   OFFERING
                                                      PRICE        INVESTED                    PRICE
                                               -------------------------------------------------------------
                                                      1.00%          1.01%                     1.00%

There is also a CDSC of 1% on shares you sell within 18 months after you buy them.

DETERMINATION OF CDSC: Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. There is no CDSC on shares you purchase through reinvestment of dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares available, we will sell shares that have the lowest CDSC.

If you acquired your Class B or Class II shares in connection with the reorganization of a North American Fund into your Portfolio, the CDSC schedule applicable at the time you originally purchased your shares will continue to apply (even if you exchange your shares for shares of another fund distributed by SunAmerica Capital Services, Inc.). Any Class B or Class II shares that you purchase subsequent to the reorganization will be subject to the CDSC schedule described above. See the Statement of Additional Information for information on the CDSC schedule imposed by North American Funds that may continue to be applicable to your shares.

FOR PURPOSES OF THE CDSC, WE COUNT ALL PURCHASES YOU MAKE DURING A CALENDAR MONTH AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH.

SALES CHARGE REDUCTIONS AND WAIVERS

WAIVERS FOR CERTAIN INVESTORS. Various individuals and institutions may purchase CLASS A shares without front-end sales charges, including:

     o financial planners, institutions, broker-dealer representatives or registered investment advisers utilizing Portfolio shares in fee-based investment products under an agreement with the SunAmerica Capital Services, Inc. (this waiver may also apply to front-end sales charges of Class II shares)

     o  participants   in  certain   retirement   plans  that  meet   applicable
        conditions, as described in the Statement of Additional Information

     o Fund Directors and other individuals, and their families, who are affiliated with any Portfolio or any of SunAmerica Mutual Funds distributed by SunAmerica Capital Services, Inc.

     o selling brokers and their employees and sales representatives and their families

We will generally waive the CDSC for CLASS B or CLASS II shares in the following cases:

     o  within one year of the shareholder's death or becoming disabled

     o taxable distributions or loans to participants made by qualified retirement plans or retirement accounts (not including rollovers) for which SunAmerica Fund Services, Inc. serves as a fiduciary and in which the plan participant or accountholder has attained the age of 59-1/2 at the time the redemption is made

     o Fund Directors and other individuals and their families who are affiliated with any Portfolio or any of SunAmerica Mutual Funds distributed by SunAmerica Capital Services, Inc.

     o to make payments through the Systematic Withdrawal Plan (subject to certain conditions)

We will generally waive the front-end sales charge for Class II shares purchased through certain financial intermediaries that maintain omnibus accounts and have executed an agreement with the SunAmerica Capital Services, Inc. to sell Class II shares with no front-end sales charge.

--------------------------------------------------------------------------------

REDUCING YOUR CLASS A SALES CHARGES. There are several special purchase plans that allow you to combine multiple purchases of Class A shares of SunAmerica Mutual Funds to take advantage of the breakpoints in the sales charge schedule. For information about the "Rights of Accumulation," "Letter of Intent," "Combined Purchase Privilege," and "Reduced Sales Charges for Group Purchases," contact your broker or financial advisor, or consult the Statement of Additional Information.

TO UTILIZE: IF YOU THINK YOU MAY BE ELIGIBLE FOR A SALES CHARGE REDUCTION OR CDSC WAIVER, CONTACT YOUR BROKER OR FINANCIAL ADVISOR.

REINSTATEMENT PRIVILEGE. If you sell shares of a Portfolio, within one year after the sale you may invest some or all of the proceeds in the same share class of the same Portfolio within one year without a sales charge. A shareholder may use the reinstatement privilege only one time after selling such shares. If you paid a CDSC when you sold your shares, we will credit your account with the dollar amount of the CDSC at the time of sale. This may impact the amount of gain or loss recognized on the previous sale, for tax purposes. All accounts involved must be registered in the same name(s).

DISTRIBUTION AND SERVICE FEES

Each class of shares (other than Class I and Class Z) of each Portfolio has its own 12b-1 plan that provides for distribution and account maintenance and service fees (payable to SunAmerica Capital Services, Inc.) based on a percentage of average daily net assets, as follows:

                                                      ACCOUNT MAINTENANCE AND
       CLASS               DISTRIBUTION FEE                 SERVICE FEE
         A                       0.10%                         0.25%
         B                       0.75%                         0.25%
        II                       0.75%                         0.25%

Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition, SunAmerica Capital Services, Inc. is paid a fee of 0.25% of average daily net assets of Class I shares in compensation for providing additional shareholder services to Class I shareholders.

OPENING AN ACCOUNT (CLASSES A, B AND II)

1.  Read this prospectus carefully.

2. Determine how much you want to invest. The minimum initial investments for the Portfolios are as follows:

       o  non-retirement account: $500

       o  retirement account: $250

       o dollar cost averaging: $500 to open; you must invest at least $25 a month

     The minimum subsequent investments for the Portfolios are as follows:

       o  non-retirement account: $100

       o  retirement account: $25

3. Complete the appropriate parts of the Account Application, carefully following the instructions. If you have questions, please contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

4. Complete the appropriate parts of the Supplemental Account Application. By applying for additional investor services now, you can avoid the delay and inconvenience of having to submit an additional application if you want to add services later.

5. Make your initial investment using the chart on the next page. You can initiate any purchase, exchange or sale of shares through your broker or financial advisor.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

BUYING SHARES (CLASSES A, B AND II)

OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
BY CHECK
 ................................................................................

  o Make   out   a   check   for   the    o  Make out a check for the investment
    investment amount,  payable to the       amount   payable  to  the  specific
    specific  Portfolio or  SunAmerica       Portfolio  or   SunAmerica   Funds.
    Funds. An account cannot be opened       Shares  cannot be purchased  with a
    with  a  SunAmerica  Money  Market       SunAmerica  Money  Market  Fund  or
    Fund or SunAmerica Municipal Money       SunAmerica  Municipal  Money Market
    Market Fund check.                       Fund check.

  o Deliver   the   check   and   your    o  Include  the stub  from  your  Fund
    completed Account Application (and       statement or a note  specifying the
    Supplemental  Account Application,       Portfolio  name,  your share class,
    if  applicable)  to your broker or       your account number and the name(s)
    financial  advisor,  or mail  them       in which the account is registered.
    to:
                                          o  Indicate the  Portfolio and account
     SunAmerica Fund Services, Inc.          number in the memo  section of your
     Mutual Fund Operations, 3rd Floor       check.
     Mutual Fund Operations, 3rd Floor
     The SunAmerica Center                o  Deliver  the check and your stub or
     733 Third Avenue                        note to your  broker  or  financial
     New York, New York 10017-3204           advisor, or mail them to:

  o All  purchases  must  be  in  U.S.       NON-RETIREMENT ACCOUNTS:
    dollars.    Cash   will   not   be       SunAmerica Fund Services, Inc.
    accepted.  A  $25.00  fee  will be       c/o NFDS
    charged  for all  checks  returned       P.O. Box 219373
    due to insufficient funds.               Kansas City, Missouri 64121-9373

                                             RETIREMENT ACCOUNTS:
                                             SunAmerica Fund Services, Inc.
                                             Mutual Fund Operations, 3rd Floor
                                             The SunAmerica Center
                                             733 Third Avenue
                                             New York, New York 10017-3204

BY WIRE
 ................................................................................

  o Deliver your completed application    o Instruct   your  bank  to  wire  the
    to  your   broker   or   financial      amount of your investment to:
    advisor  or fax  it to  SunAmerica
    Fund     Services,     Inc.     at      State Street Bank & Trust Company
    212-551-5585.                           Boston, MA
                                            ABA #0110-00028
  o Obtain  your  account   number  by      DDA # 99029712
    referring to your  statement or by
    calling  your broker or  financial      Specify  the  Portfolio  name,  your
    advisor   or    Shareholder/Dealer      share    class,    your    Portfolio
    Services    at     1-800-858-8850,      number,  account   number  and   the
    extension 5125.                         name(s)  in which  the   account  is
                                            registered. Your bank  may  charge a
  o Instruct  your  bank to  wire  the      fee to wire funds.
    amount of your investment to:

     State Street Bank & Trust Company
     Boston, MA
     ABA #0110-00028
     DDA # 99029712

    Specify  the  Portfolio name, your
    choice  of share  class,  your new
    Portfolio   number   and   account
    num-ber  and the  name(s) in which
    the  account is  registered.  Your
    bank  may  charge  a fee  to  wire
    funds.

TO OPEN OR ADD TO AN ACCOUNT USING DOLLAR COST AVERAGING, SEE "ADDITIONAL INVESTOR SERVICES."

--------------------------------------------------------------------------------

SELLING SHARES (CLASSES A, B AND II)

HOW                                        REQUIREMENTS

THROUGH YOUR BROKER OR FINANCIAL ADVISER
 ................................................................................

  o  Accounts of any type.                 o  Call your broker or financial
                                              advisor to place your order to
  o  Sales of any amount.                     sell shares.


BY MAIL
 ................................................................................

  o  Accounts of any type.                 o  Write a letter of instruction
                                              indicating the Portfolio name,
  o  Include all signatures and any           your share class, your account
     additional documents that may be         number, the name(s) in which the
     required (see next page).                account is registered and the
                                              dollar value or number of shares
  o  Mail the materials to:                   you wish to sell.

     SunAmerica Fund Services, Inc.        o  Sales of $100,000 or more require
     Mutual Fund Operations, 3rd Floor        the letter of instruction to have
     The SunAmerica Center                    a signature guarantee.
     733 Third Avenue
     New York, New York 10017-3204         o  A check will normally be mailed on
                                              the next business day to the
                                              name(s) and address in which the
                                              account is registered, or
                                              otherwise according to your letter
                                              of instruction.

BY PHONE
 ................................................................................

  o  Most accounts.                        o  Call Shareholder/Dealer Services
                                              at 1-800-858-8850, extension 5125
  o  Sales of less than $100,000.             between 8:30 a.m. and 7:00 p.m.
                                              (Eastern time) on most business
                                              days. State the Port-folio name,
                                              the name of the person requesting
                                              the redemption, your share class,
                                              your account number, the name(s)
                                              in which the account is registered
                                              and the dollar value or number of
                                              shares you wish to sell.

                                           o  A check will be mailed to the
                                              name(s) and address in which the
                                              account is registered, or to a
                                              different address indicated in a
                                              written authorization previously
                                              provided to the Portfolio by the
                                              shareholder(s) on the account.


BY WIRE
 ................................................................................

  o  Request by mail to sell any amount    o  Request by phone to sell less than
     (accounts of any type). A                $100,000.
     signature guarantee may be
     required in certain circumstances.    o  Proceeds will normally be wired on
                                              the next business day. A $15 fee
                                              will be deducted from your
                                              account.


TO SELL SHARES THROUGH A SYSTEMATIC WITHDRAWAL PLAN, SEE "ADDITIONAL INVESTOR SERVICES."

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

SELLING SHARES IN WRITING (CLASSES A, B AND II). In certain circumstances, you will need to make your request to sell shares in writing. Corporations, executors, administrators, trustees or guardians may need to include additional items with a request to sell shares. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

     o    your address of record has changed within the past 30 days

     o    you are selling shares worth $100,000 or more

     o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

     o    a broker or securities dealer

     o    a federal savings, cooperative or other type of bank

     o    a savings and loan or other thrift institution

     o    a credit union

     o    a securities exchange or clearing agency


A notary public CANNOT provide a signature guarantee.

OPENING AN ACCOUNT, BUYING AND SELLING SHARES (CLASS I)

Class I shares of the Portfolios are offered exclusively for sale to certain trust institutions, bank trust departments, group plans and employee plans that have an agreement with SunAmerica Capital Services, Inc. to sell Class I shares. Class I shares are also offered to the SunAmerica Aggressive Growth, Moderate Growth and Conservative Growth Funds. Inquiries regarding the purchase, redemption or exchange of Class I shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.

OPENING AN ACCOUNT (CLASS Z)

Class Z shares of the Portfolios are offered exclusively for sale to participants in the Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Portfolio shares through the Plan will be of Class Z shares.

Inquiries regarding the purchase, redemption or exchange of Class Z shares or the making or changing of investment choices in the Plan should be directed to the Plan's administrator.

--------------------------------------------------------------------------------

TRANSACTION POLICIES (ALL PORTFOLIOS AND CLASSES)

VALUATION OF SHARES. The net asset value per share (NAV) for each Portfolio and class is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets of each class by the number of such class's outstanding shares. The NAVfor each Portfolio also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Portfolio. As a result, the value of the Portfolio's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When you buy Class A, B or II shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares Class A, B or II shares, you receive the NAV minus any applicable CDSCs. When you buy Class I or Z shares, you pay the NAV. When you sell Class I or Z shares, you receive NAV.

EXECUTION OF REQUESTS. Each Portfolio is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives your request in good order. If the Fund or SunAmerica Capital Services, Inc. receives your order before the Portfolio's close of business (generally 4:00 p.m., Eastern time), you will receive that day's closing price. If the Fund or SunAmerica Capital Services, Inc. receives your order after that time, you will receive the next business day's closing price. If you place your order through a broker or financial advisor, you should make sure the order is transmitted to the Portfolio before its close of business. The Fund and SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Portfolio may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Portfolio's shares may change on days when you will not be able to purchase or redeem your shares.

If a Portfolio determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment of redemption proceeds wholly or partly in cash, the Portfolio may pay the redemption price by a distribution in kind of securities from the Portfolio in lieu of cash. However, the Focused Growth Portfolio and the Focused Growth and Income Portfolio have each made an election which requires them to pay a certain portion of redemption proceeds in cash.

At various times, a Portfolio may be requested to redeem shares for which it has not yet received good payment. The Portfolio may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days from the date of receipt of payment.

TELEPHONE TRANSACTIONS. For your protection, telephone requests are recorded in order to verify their accuracy. In addition, Shareholder/Dealer Services will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are not taken, the Portfolio is responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

EXCHANGES. You may exchange shares of a Portfolio for shares of the same class of any other fund distributed by SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund. Before making an exchange, you should review a copy of the prospectus of the fund into which you would like to exchange. All exchanges are subject to applicable minimum investment requirements. A Systematic Exchange Program is described under "Additional Investor Services."

If you exchange shares that were purchased subject to a CDSC, the CDSC schedule will continue to apply following the exchange. In determining the CDSC applicable to shares being sold after an exchange, we will take into account the length of time you held those shares prior to the exchange. Your CDSC schedule will not change if you exchange Class B shares of a Portfolio that you purchased prior to January 2, 2002 for another fund's Class B shares (which currently have a different CDSC schedule). Also, if you exchange shares acquired in connection with the reorganization of a North American Fund into your Portfolio for another fund's shares, the CDSC schedule applicable at the time you originally purchased the shares of the North American Fund will continue to apply.

To protect the interests of other shareholders, we may cancel the exchange privileges of any investors that, in the opinion of the Fund, are using market timing strategies or making excessive exchanges. A Portfolio may change or cancel its exchange privilege at any time, upon 60 days' written notice to its shareholders. A Portfolio may also refuse any exchange order without notice.

CERTIFICATED SHARES. Most shares are electronically recorded. If you wish to have certificates for your shares, please call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 for further information. You may sell or exchange certificated shares only by returning the certificates to the Portfolios, along with a letter of instruction and a signature guarantee. The Portfolios do not issue certificates for fractional shares.

MULTI-PARTY CHECKS. A Portfolio may agree to accept a "multi-party check" in payment for Portfolio shares. This is a check made payable to the investor by another party and then endorsed over to the Portfolio by the investor. If you use a multi-party check to purchase shares, you may experience processing delays. In addition, the Portfolio is not responsible for verifying the authenticity of any endorsement and assumes no liability for any losses resulting from a fraudulent endorsement.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INVESTOR SERVICES (CLASSES A, B AND II)

To select one or more of these additional services, complete the relevant part(s) of the Supplemental Account Application. To add a service to an existing account, contact your broker or financial advisor, or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125.

DOLLAR COST AVERAGING lets you make regular investments from your bank account to any fund of your choice distributed by SunAmerica Capital Services, Inc. You determine the frequency and amount of your investments, and you can terminate your participation at any time.

SYSTEMATIC WITHDRAWAL PLAN may be used for routine bill payment or periodic withdrawals from your account up to a maximum amount of 12% per year based on the value of the account at the time the Plan is established. To use:

     o  Make sure you have at least $5,000 worth of shares in your account.

     o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges and taxes).

     o Specify the payee(s) and amount(s). The payee may be yourself or any other party (which may require a signature guarantee), and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule. Each withdrawal must be at least $50.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o  Make sure your dividends and capital gains are being reinvested.

You  cannot  elect  the  systematic   withdrawal  plan  if  you  have  requested
certificates for your shares.

SYSTEMATIC EXCHANGE PROGRAM may be used to exchange shares of a Portfolio periodically for the same class of shares of one or more other funds distributed by SunAmerica Capital Services, Inc. except for SunAmerica Senior Floating Rate Fund, Inc. To use:

     o Specify the fund(s) from which you would like money withdrawn and into which you would like money invested.

     o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

     o  Specify the amount(s). Each exchange must be worth at least $50.

     o Accounts must be registered identically; otherwise a signature guarantee will be required.

ASSET PROTECTION PLAN (OPTIONAL). Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Portfolio. The benefits of this optional coverage payable at death will be related to the amounts paid to purchase Portfolio shares and to the value of the Portfolio shares held for the benefit of the insured persons. However, to the extent the purchased shares are redeemed prior to death, coverage with respect to these shares will terminate.

Purchasers of the Asset Protection Plan are required to authorize periodic redemptions of Portfolio shares to pay the premiums for this coverage. These redemptions will not be subject to CDSCs, but will have the same tax consequences as any other Portfolio redemptions.

The Asset Protection Plan will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Portfolio are initially purchased or transferred. In addition, coverage cannot be made available unless Anchor National knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides Anchor National with information regarding the beneficial owners of the shares. In addition, coverage is available only to shares purchased on behalf of natural persons between 21 and 75 years of age; coverage is not available with respect to shares purchased for a retirement account. Other restrictions on the coverage apply. This coverage may not be available in all states and may be subject to additional restrictions or limitations. Purchasers of shares should also make themselves familiar with the impact on the Asset Protection Plan coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions.

Anchor National is a SunAmerica company.

Please call 1-800-858-8850, extension 5660 for more information, including the cost of the Asset Protection Plan option.

RETIREMENT PLANS. SunAmerica Mutual Funds offer a range of qualified retirement plans, including IRAs, Simple IRAs, Roth IRAs, SEPs, SARSEPs, 401(k) plans, 403(b) plans, 529 plans, Individual (K) plans and other pension and profit-sharing plans. Using these plans, you can invest in any fund distributed by SunAmerica Capital Services, Inc. with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Retirement Plans at 1-800-858-8850, extension 5134.

--------------------------------------------------------------------------------

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

     o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)

     o  after any changes of name or address of the registered owner(s)

     o in all other circumstances, quarterly or annually, depending upon the Portfolio

Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Portfolios generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid quarterly by the Focused Growth and Income Portfolio and annually by the other Portfolios. Capital gains distributions, if any, are paid at least annually by the Portfolios.

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Portfolio and share class on which they were paid. Alternatively, dividends and distributions may be reinvested in any fund distributed by SunAmerica Capital Services, Inc, except SunAmerica Senior Floating Rate Fund, Inc. Or, you may receive amounts in excess of $10.00 in cash if you elect in writing not less than five business days prior to the payment date. You will need to complete the relevant part of the Account Application to elect one of these other options. For existing accounts, contact your broker or financial advisor or call Shareholder/Dealer Services at 1-800-858-8850, extension 5125 to change dividend and distribution payment options. The per share dividends on Class I shares will generally be higher than the per share dividends on Class A, Class B and Class II shares of the same Portfolio shares as a result of the fact that Class I shares are not subject to any distribution fee. Additionally, the per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B, Class I and Class II of the same Portfolio shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

TAXABILITY OF DIVIDENDS. As long as a Portfolio meets the requirements for being a tax-qualified regulated investment company, which each Portfolio has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Dividends you receive from the Portfolio, whether reinvested or taken as cash, are generally considered taxable. The Portfolio intends to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Portfolio holds its assets).

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The IRS Form 1099 that is mailed to you every January details your dividends and their federal income tax category, although you should verify your tax liability with your tax professional.

As qualified plans, the employee retirement plans that invest in Class I or Class Z generally pay no federal income tax. Individual participants in the plans should consult their plan documents and their own tax advisors for information on the tax consequences associated with participating in the plans.

"BUYING INTO A DIVIDEND." You should note that if you purchase shares just before a distribution, you will be taxed for that distribution like other shareholders, even though that distribution represents simply a return of part of your investment. You may wish to defer your purchase until after the record date for the distribution, so as to avoid this tax impact.

TAXABILITY OF TRANSACTIONS. Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions. If you hold Class B shares, you will not have a taxable event when they convert into Class A shares.

OTHER TAX CONSIDERATIONS. If you are not a resident or a citizen of the United States or if you are a foreign entity, ordinary income dividends paid to you (which include distributions of net short-term capital gains) will generally be subject to a 30% United States withholding tax, unless a lower treaty rate applies.

By law, each Portfolio must withhold 30% in the years 2002 and 2003, 29% in the years 2004 and 2005 and 28% in the year 2006 and later years of your distributions and redemption proceeds if you have not provided a taxpayer identification number or social security number.

This section summarizes some of the consequences under current United States federal income tax law of an investment in a Portfolio. It is not a substitute for professional tax advice. Consult your tax advisor about the potential tax consequences of an investment in a Portfolio under all applicable laws.

SMALL ACCOUNTS (OTHER THAN CLASS I OR CLASS Z). If you draw down an account so that its total value is less than $500 ($250 for retirement plan accounts), you may be asked to purchase more shares within 60 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds.
Alternatively, you may be charged a $2.00 monthly charge to maintain your account. Your account will not be closed if its drop in value is due to Portfolio performance or the effects of sales charges.

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MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------


     ======================================================================
                                   INVESTMENT
                                   STRATEGIES
     ----------------------------------------------------------------------
     Each Portfolio has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Portfolio's investment approach. Following this chart is a glossary that further describes the investment and risk terminology used in the chart. Please review the glossary in conjunction with this chart.
     ----------------------------------------------------------------------

===========================================================================================================
                                                            FOCUSED                    FOCUSED
                                                            GROWTH                      VALUE
                                                           PORTFOLIO                  PORTFOLIO
------------------------------------------------------------------------------------------------------------
What is the Portfolio's investment goal?            Long-term growth            Long-term growth
                                                    of capital                  of capital

------------------------------------------------------------------------------------------------------------
What principal investment strategies does           growth and focus            value and focus
the Portfolio use to implement its
investment goal?

------------------------------------------------------------------------------------------------------------
What are the Portfolio's principal investment       active trading of equity    active trading of equity
techniques?                                         securities without regard   securities that the Advisers
                                                    to market capitalization    believe are undervalued
                                                                                in the market, without
                                                                                regard to market
                                                                                capitalization

------------------------------------------------------------------------------------------------------------
What are the Portfolio's other significant          o Foreign securities        o Foreign securities
securities (non-principal) investments?

------------------------------------------------------------------------------------------------------------
What other types of securities may the Portfolio    o Short-term investments    o Short-term investments
normally invest in as part of efficient portfolio   o Defensive instruments     o Defensive instruments
management and which may produce some               o Special situations        o Options and futures
income?                                                                         o Special situations

------------------------------------------------------------------------------------------------------------
What risks may affect the Portfolio?                PRINCIPAL RISKS:            PRINCIPAL RISKS:
                                                    o Stock market volatility   o Stock market volatility
                                                    o Securities selection      o Securities selection
                                                    o Non-diversification       o Non-diversification
                                                    NON-PRINCIPAL RISKS:        NON-PRINCIPAL RISKS:
                                                    o Foreign exposure          o Foreign exposureo
                                                    o Derivatives               o Derivatives
                                                    o Hedging                   o Hedging

------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

==========================================================================================
     FOCUSED GROWTH                   FOCUSED                    FOCUSED
       AND INCOME                  INTERNATIONAL                 TECHNET
        PORTFOLIO                    PORTFOLIO                  PORTFOLIO
------------------------------------------------------------------------------------------
Long-term growth of           Long-term growth of         Long-term growth
capital and current income    capital                     of capital

------------------------------------------------------------------------------------------
growth, value and focus       international and focus     growth and focus


------------------------------------------------------------------------------------------
active trading of large-cap   active trading of foreign   active trading of up to thirty
companies that offer the      securities that offer the   equity securities of companies
potential for long-term       potential for long-term     that offer potential for
growth of capital and         growth of capital           long-term growth of capital
reasonable level of current                               and that the Advisers believe
income                                                    will benefit significantly from
                                                          technological advances or
                                                          improvements, without
                                                          regard to market
                                                          capitalization

------------------------------------------------------------------------------------------
o Foreign securities          o Foreign securities        o Foreign securities
                                companies

------------------------------------------------------------------------------------------
o Short-term investments      o Short-term investments    o Short-term investments
o Defensive instruments       o Defensive instruments     o Defensive instruments
o Options and futures         o Options and futures       o Special situations
o Special situations          o Special situations
                              o Currency transactions

------------------------------------------------------------------------------------------
PRINCIPAL RISKS:              PRINCIPAL RISKS:            PRINCIPAL RISKS:
o Stock market volatility     o Stock market volatility   o Stock market volatility
o Securities selection        o Securities selection      o Securities selection
o Non-diversification         o Non-diversification       o Non-diversification
NON-PRINCIPAL RISKS:          o Foreign exposure          o Small and mid
o Foreign exposure            o Currency volatility         market capitalization
o Derivatives                 o Emerging markets          o Technology companie
o Hedging                     o Small and mid             NON-PRINCIPAL RISKS:
                                market capitalization     o Foreign exposure
                              NON-PRINCIPAL RISKS:        o Derivatives
                              o Derivatives               o Hedging
                              o Hedging                   o Emerging markets

------------------------------------------------------------------------------------------

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MORE INFORMATION ABOUT THE PORTFOLIOS
--------------------------------------------------------------------------------

GLOSSARY

            INVESTMENT TERMINOLOGY

            GROWTH OF CAPITAL is growth of the value of an investment.

            ACTIVE TRADING means that a Portfolio may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Portfolio may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Portfolio and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

            EQUITY SECURITIES include common and preferred stocks, convertible securities, warrants and rights.

            CONVERTIBLE SECURITIES are bonds or preferred stocks that may be exchanged for common stock of the same or a different company.

            LARGE-CAP   COMPANIES   are  those  with   market  caps  within  the
            Morningstar, Inc. Large-Cap category, as described on page 3. Currently, this range is $8.7 billion or higher.

            MID-CAP COMPANIES are those with market caps within the Morningstar, Inc. Mid-Cap category, as described on page 3. Currently, this range is between $1.4 billion and $8.7 billion.

            SMALL-CAP   COMPANIES   are  those  with   market  caps  within  the
            Morningstar, Inc. Small-Cap category, as described on page 3. Currently, this range is $1.4 billion or less.

            SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Portfolio with sufficient liquidity to meet redemptions and cover expenses.

            DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Portfolio will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Portfolio takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Portfolio may not achieve its investment goal.

            FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

            It may be necessary under certain foreign laws, less expensive, or more expedient to invest in FOREIGN INVESTMENT COMPANIES, which invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses, and the Adviser will not invest in such investment companies unless, in its judgment, the potential benefits justify the payment of any associated fees and expenses.

            CURRENCY TRANSACTIONS include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.

            OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.

            A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

            LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

--------------------------------------------------------------------------------

RISK TERMINOLOGY

STOCK MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Portfolio's portfolio.

SECURITIES SELECTION: A strategy used by a Portfolio, or securities selected by its Adviser, may fail to produce the intended return.

SMALL AND MID MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

NON-DIVERSIFICATION:   By  concentrating  in  a  smaller  number  of  stocks,  a
Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

CURRENCY VOLATILITY: The value of a Portfolio's foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Portfolio's non-dollar securities.

DERIVATIVES: Derivatives are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

EMERGING MARKETS: An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------

MANAGER. SunAmerica Asset Management Corp. selects the Advisers for the Portfolios, may manage certain portions of Portfolios, provides various administrative services, and supervises the daily business affairs of each Portfolio. The Advisers are responsible for decisions to buy and sell securities for the Portfolios, selection of broker-dealers and negotiation of commission rates for their respective portion of the relevant Portfolio. SunAmerica may terminate any agreement with any Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Fund with unaffiliated Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Advisers for new or existing Portfolios, change the terms of particular agreements with unaffiliated Advisers or continue the employment of existing unaffiliated Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of a Portfolio have the right to terminate an agreement with an Adviser for that Portfolio at any time by a vote of the majority of the outstanding voting securities of such Portfolio. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose the Advisers' fees only in the aggregate for each Portfolio. For the fiscal year ended October 31, 2001, each Portfolio paid SunAmerica an annual fee equal to 1.00% of average daily net assets except the Focused Growth Portfolio, which paid a fee equal to 0.85% of average daily net assets and the Focused TechNet Portfolio, which paid a fee equal to 1.25% of average daily net assets. The annual rate of the investment advisory fee payable by the Focused International Portfolio to SunAmerica is 1.25% of the average daily net assets. Payments to subadvisers for their services are made by SunAmerica, not by the Portfolios.

SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $28.5 billion as of December 31, 2001. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., North American Funds Variable Product Series I, North American Funds Variable Product Series II, SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

ADDITIONAL INFORMATION ABOUT THE ADVISERS

SunAmerica, as the Portfolios' investment manager, will initially allocate the assets of each Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Portfolio and its shareholders.

With respect to each Portfolio, SunAmerica intends to periodically review the asset allocation in each Portfolio to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Portfolio by more than 5%. If such a condition exists, SunAmerica will then determine what actions, if any, to take to rebalance and reallocate assets among the Advisers. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Portfolio with a relatively lower total return.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Portfolio's shares. The Distributor, a SunAmerica company, receives the initial and deferred sales charges, all or a portion of which may be re-allowed to other broker-dealers. In addition, the Distributor receives fees under each Portfolio's Class A, Class B and Class II 12b-1 plans.

The Distributor, at its expense, may from time to time provide additional compensation to broker-dealers (including in some instances, affiliates of the Distributor) in connection with sales of shares of a Portfolio. This compensation may include (i) full re-allowance of the front-end sales charge on Class A shares; (ii) additional compensation with respect to the sale of Class A, Class B or Class II shares; or (iii) financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Portfolios, and/or other broker-dealer sponsored special events. In some instances, this compensation will be made available only to certain broker-dealers whose representatives have sold a significant number of shares of the Portfolio. Compensation may also include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. In addition, the following types of non-cash compensation may be offered through sales contests:
(i) travel mileage on major air carriers; (ii) tickets for entertainment events (such as concerts or sporting events); or (iii) merchandise (such as clothing, trophies, clocks, pens or other electronic equipment). Broker-dealers may not use sales of the Portfolios' shares to qualify for this compensation to the extent receipt of such compensation may be prohibited by applicable law or the rules of any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Dealers who receive bonuses or other incentives may be deemed to be underwriters under the Securities Act of 1933.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Portfolios' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Portfolio for its services at the annual rate of 0.22% of average daily net assets of Class A, Class B, Class II and Class I shares. For Class Z, the Administrator receives reimbursements from the Portfolios of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z Shares.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017 and 2929 Allen Parkway, Houston, TX 77019.

================================================================================

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

The Advisers and Portfolio Managers for each Portfolio are described below:

PORTFOLIO                       PORTFOLIO MANAGEMENT ALLOCATED AMONG THE FOLLOWING ADVISERS
--------                        -----------------------------------------------------------
Focused Growth Portfolio        Fred Alger Management, Inc. ("Alger")
                                Jennison Associates LLC ("Jennison")
                                Marsico Capital Management, LLC ("Marsico")

Focused TechNet Portfolio       Dresdner RCM Global Investors LLC ("Dresdner")
                                SunAmerica Van
                                Wagoner Capital Management, Inc.
                                ("Van Wagoner")

Focused Growth and Income       SunAmerica
  Portfolio                     Marsico Capital Management, LLC ("Marsico")
                                Harris Associates L.P. ("Harris")

Focused Value Portfolio         American Century Investment Management, Inc.
                                ("American Century")
                                EQSF Advisers, Inc. (investment adviser to the Third Avenue Funds and referred to as "Third Avenue")
                                Thornburg Investment Management, Inc. ("Thornburg")

Focused International           Massachusetts Financial Services Company ("MFS")
  Portfolio                     Harris
                                State Street Research and Management Company ("State Street Research")

================================================================================

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

DESCRIPTION OF THE ADVISERS

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. AMERICAN CENTURY is a Delaware corporation with principal offices at the American Century Tower, 4500 Main Street, Kansas City, Missouri 64111. As of December 31, 2001, American Century had approximately $88.9 billion in total assets under management.

DRESDNER RCM GLOBAL INVESTORS LLC. DRESDNER is an indirect wholly owned subsidiary of Dresdner Bank AG, an international banking organization, and is located at Four Embarcadero Center, San Francisco, California 94111. As of December 31, 2001, Dresdner had approximately $62.3 billion in total assets under management and advice.

EQSF ADVISERS, INC. (Third Avenue) THIRD AVENUE is located at 767 Third Avenue, New York, New York 10017. Third Avenue has been an investment adviser and manager for mutual funds since its organization in 1986. As of December 31, 2001, Third Avenue had approximately $3.3 billion in assets under management.

FRED ALGER MANAGEMENT, INC. ALGER is a New York corporation wholly owned by its principals and located at 30 Montgomery Street, 11th Floor, Jersey City, New Jersey 07302. Since 1964, Alger has provided investment management services to large corporate pension plans, state and local governments, insurance companies, mutual funds and high net-worth individuals. As of December 31, 2001, Alger had approximately $13.6 billion in assets under management.

HARRIS ASSOCIATES L.P. HARRIS is a wholly owned subsidiary of CDCIXIS Asset Management, a leading French institutional money management company, and is located at Two North LaSalle Street, Chicago, Illinois. Harris manages money in three distinct business segments: separate accounts, mutual funds and alternative investments, and is the investment adviser to the Oakmark Mutual Funds. As of December 31, 2001, Harris had approximately $20.8 billion in assets under management.

JENNISON ASSOCIATES LLC. JENNISON is a Delaware limited liability company located at 466 Lexington Avenue, New York, New York 10017. As of December 31, 2001, Jennison had approximately $62 billion in assets under management for institutional and mutual fund clients.

MARSICO CAPITAL MANAGEMENT, LLC. MARSICO is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, Colorado 80202. As of December 31, 2001, Marsico had approximately $11.9 billion in assets under management.

MASSACHUSETTS FINANCIAL SERVICES COMPANY. MFS is a Delaware corporation and a wholly owned subsidiary of Sun Life Assurance Company of Canada. MFS is located at 500 Boylston Street, Boston, MA02116, and as of December 31, 2001, MFS had approximately $137 billion in assets under management.

STATE STREET RESEARCH AND MANAGEMENT COMPANY. STATE STREET RESEARCH is a subsidiary of MetLife, Inc. located at 1 Financial Center, Boston, MA 02111-2690 and as of December 31, 2001 had approximately $46.2 billion in assets under management.

SUNAMERICA ASSET MANAGEMENT CORP. See page 26.

THORNBURG INVESTMENT MANAGEMENT, INC. THORNBURG is a Delaware corporation with principal offices at 119 East Marcy Street, Santa Fe, New Mexico 87501, and has been in the investment management business since 1982. As of December 31, 2001, Thornburg had approximately $4.8 billion in assets under management.

VAN WAGONER CAPITAL MANAGEMENT, INC. VAN WAGONER is a privately owned company located at 345 California Street, San Francisco, California 94104. As of December 31, 2001, Van Wagoner had approximately $1 billion in assets under management.

--------------------------------------------------------------------------------

                                     NAME, TITLE AND AFFILIATION
PORTFOLIO                            OF PORTFOLIO MANAGER                       EXPERIENCE
---------                            ---------------------------                ---------
FOCUSED GROWTH PORTFOLIO             Fred Alger                                 Mr. Alger founded Alger in 1964. He served
                                     Chairman and President                     as President and Portfolio Manager until
                                     (Alger)                                    1995. Mr. Alger resumed these responsibilities
                                                                                in 2001.

                                     Dan Chung                                  Mr. Chung joined Alger in 1994 and
                                     Chief Investment Officer                   advanced through ranks from Research
                                     and Portfolio Manager                      Associate to Associate Analyst, Analyst, Senior
                                     (Alger)                                    Technology Analyst and Portfolio Manager.
                                                                                He currently serves as Alger's Chief
                                                                                Investment Officer.

                                     Spiros "Sig" Segalas                       Mr. Segalas is a founding member of
                                     Portfolio Manager (Jennison)               Jennison, which was established in 1969, and
                                                                                he has been a Director and Equity Portfolio
                                                                                Manager ever since. In addition, Mr. Segalas
                                                                                has served as President and Chief Investment
                                                                                Officer of Jennison since 1993 and
                                                                                1973, respectively.

                                     Thomas F. Marsico                          Mr. Marsico has been the Chairman and
                                     Portfolio Manager (Marsico)                Chief Executive Officer of Marsico since he
                                                                                formed Marsico in 1997. From 1988 through
                                                                                1997, Mr. Marsico served as the portfolio
                                                                                manager of the Janus Twenty Fund and, from
                                                                                1991 through 1997, Mr. Marsico served as
                                                                                the portfolio manager of the Janus
                                                                                Growth & Income Fund.

FOCUSED TECHNET PORTFOLIO            Walter C. Price, Jr.                       Mr. Price joined Dresdner in 1974 as a
                                     Portfolio Manger (Dresdner)                Senior Portfolio Securities Analyst and
                                                                                became a principal in 1978. He has been a
                                                                                Managing Director and Portfolio Manager
                                                                                with the firm since 1985. Mr. Price has
                                                                                analytical responsibility for much of
                                                                                Dresdner's technology area.

                                     Huachen Chen                               Mr. Chen joined Dresdner in 1985 as a
                                     Portfolio Manager (Dresdner)               Securities Analyst. He became a principal in
                                                                                1994 and currently has research and money
                                                                                management responsibilities for the
                                                                                technology area.

                                     Donna Calder                               Ms. Calder joined SunAmerica as a Portfolio
                                     Portfolio Manager (SunAmerica)             Manager in February 1998. Ms. Calder
                                                                                served as a General Partner of Manhattan
                                                                                Capital Partners, L.P. from November 1991
                                                                                through August 1995. She also has served as
                                                                                a Portfolio Manager with Oppenheimer
                                                                                Management and E.F. Hutton & Company.

                                     Soohwan Kim, CFA                           Soohwan Kim joined SunAmerica as a
                                     Senior Technology Analyst                  Senior Research Analyst in July of 1999.
                                     (SunAmerica)                               Previously, he was Vice President and Analyst
                                                                                at Citibank Global Asset Management. From
                                                                                1992 to 1993, he served as an Economist
                                                                                with the Union Bank of Switzerland.

================================================================================

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

                                     NAME, TITLE AND AFFILIATION
PORTFOLIO                            OF PORTFOLIO MANAGER                       EXPERIENCE
---------                            ---------------------------                ---------
FOCUSED TECHNET PORTFOLIO            Garrett Van Wagoner, CFA                   Mr. Van Wagoner is Portfolio Manager and
  (CONTINUED)                        Portfolio Manager (Van Wagoner)            President of the Van Wagoner Funds. Prior to
                                                                                founding Van Wagoner Capital Management,
                                                                                Inc. in 1995, Mr. Van Wagoner managed
                                                                                Govett Smaller Companies Fund for three
                                                                                years. He also worked with Bessemer Trust,
                                                                                N.A. and has over 20 years' experience of
                                                                                equity portfolio management.

                                     Raiford Garrabrant, CFA                    Mr. Garrabrant is a Research Analyst and
                                     Portfolio Manager and Research Analyst     Portfolio Manager for Van Wagoner Capital
                                     (Van Wagoner)                              Management, Inc. responsible for covering
                                                                                companies with market capitalizations of
                                                                                $500 million and below. Prior to joining
                                                                                Van Wagoner Capital Management, Inc.,
                                                                                he was the Assistant Portfolio Manager for
                                                                                the Govett Smaller Companies Fund and
                                                                                assisted Mr. Van Wagoner in managing this
                                                                                fund in 1994 and 1995. Mr. Garrabrant also
                                                                                worked with First Citizen's Bank and Trust as
                                                                                a Financial Analyst and has over eight years
                                                                                of research and portfolio management
                                                                                experience.

                                     William Putnam                             Mr. Putnam is a Research Analyst and
                                     Portfolio Manager and                      Portfolio Manager for Van Wagoner Capital
                                     Research Analyst (Van Wagoner)             Management, Inc. responsible for covering
                                                                                companies with market capitalizations of
                                                                                $500 million and below. Prior to joining Van
                                                                                Wagoner Capital Management, Inc. he was
                                                                                Manager of Institutional Equities at Instinet
                                                                                Corporation and has over 10 years of
                                                                                investment experience.

FOCUSED GROWTH AND                   William C. Nygren, CFA                     Mr. Nygren is a Partner of Harris Associates
  INCOME PORTFOLIO                   Partner and Portfolio Manager              and is also a Portfolio Manager. Mr. Nygren
                                     (Harris)                                   has been with Harris Associates since 1983
                                                                                and has over 20 years of investment
                                                                                experience. From 1990 to 1998, Mr. Nygren
                                                                                was the Director of Research of Harris
                                                                                Associates.

                                     Thomas E. Marsico                          See above.
                                     Portfolio Manager (Marsico)

                                     Francis Gannon                             Mr. Gannon has been a Senior Vice President
                                     Portfolio Manager                          of SunAmerica since October 1999 and
                                     (SunAmerica)                               Portfolio Manager with the firm since 1996.
                                                                                He joined SunAmerica as an equity analyst
                                                                                in 1993.

                                     Edward S. Loeb, CFA                        Mr. Loeb is a Partner of and Portfolio Manager
                                     Partner and Portfolio Manager              for Harris, as well as its
                                     (Harris)                                   Director of Institutional Portfolios.
                                                                                Mr. Loeb has been with Harris
                                                                                since 1989 and has over 13 years of
                                                                                investment experience.

                                     Michael J. Mangan, CPA                     Mr. Mangan is a Portfolio Manager for Harris
                                     Portfolio Manager                          and has been with Harris since 1997.
                                     (Harris)                                   Prior to that, Mr. Mangan was a Portfolio
                                                                                Manager with Stein Roe & Farnham and a
                                                                                Senior Auditor with Continental Bank. Mr.
                                                                                Mangan has over 13 years of investment
                                                                                experience.

--------------------------------------------------------------------------------

                                     NAME, TITLE AND AFFILIATION
PORTFOLIO                            OF PORTFOLIO MANAGER                       EXPERIENCE
---------                            ---------------------------                ---------
FOCUSED VALUE PORTFOLIO              Phil Davidson                              Mr. Davidson has been a Vice President and
                                     Vice President and Portfolio Manager       Portfolio Manager with American Century
                                     (American Century)                         since 1993.

                                     Martin J. Whitman                          Mr. Whitman has been Chief Investment
                                     Chairman, CEO and Portfolio Manager        Officer of Third Avenue since 1991 and
                                     (Third Avenue)                             Chairman and CEO since 1986.
                                                                                Mr. Whitman also has been Chairman and
                                                                                CEO of Third Avenue Trust (and its
                                                                                predecessors) since 1990 and was President
                                                                                from 1991 to 1998.

                                     Curtis Jensen                              Mr. Jensen has been Portfolio Manager of the
                                     Portfolio Manager                          Third Avenue Small-Cap Value Fund since
                                     (Third Avenue)                             June 2001. Prior to that, he had been
                                                                                Co-Portfolio Manager since 1997. Mr. Jensen
                                                                                has been a Senior Research Analyst at Third
                                                                                Avenue since 1995.

                                     William V. Fries, CFA                      Mr. Fries has been a Managing Director and
                                     Managing Director and                      Portfolio Manager at Thornburg since 1995.
                                     Portfolio Manager                          Previously he had been affiliated with USAA
                                     (Thornburg)                                Investment Management Company for over
                                                                                20 years.

FOCUSED INTERNATIONAL PORTFOLIO      David A. Antonelli                         Mr. Antonelli is a Senior Vice President and
                                     Senior Vice President                      Director of International Equity Research of
                                     (MFS)                                      MFS. He is responsible for the hiring, train-
                                                                                ing, and industry assignments of the team of
                                                                                international equity research analysts and
                                                                                coordinates coverage of global industries with
                                                                                the U.S. director of research. In his director
                                                                                role, Mr. Antonelli also oversees the process
                                                                                of portfolio management of the international
                                                                                research and emerging market portfolios of
                                                                                MFS' mutual funds, variable annuities,
                                                                                institutional accounts, and offshore funds. He
                                                                                also manages MFS' international small-cap
                                                                                portfolios and the international portions of
                                                                                the global growth portfolios. Mr. Antonelli
                                                                                joined MFS in 1991 as a research analyst
                                                                                following foreign stocks, with a concentration
                                                                                in continental Europe. He was named Vice
                                                                                President in 1995, portfolio manager in
                                                                                1997, and Senior Vice President and Director
                                                                                of International Equity Research in 1999.

                                     David G. Herro, CFA                        Mr. Herro is a Director of International
                                     Partner, Managing Director-                Equities and Portfolio Manager for Harris.
                                     International Equities and                 Mr. Herro joined Harris in 1992 and
                                     Portfolio Manager                          has been managing international porfolios
                                     (Harris)                                   since 1986.

                                     Eleanor Marsh                              Ms. Marsh joined State Street in March of
                                     Vice President                             2000. As Vice President and Portfolio
                                     (State Street Research)                    Manager, she has been responsible for the
                                                                                Portfolio's day-to-day portfolio management
                                                                                since December 2001. Ms. Marsh leads the
                                                                                State Street Research's International Equity
                                                                                Team, which provides assistance in the
                                                                                management of the Portfolio. Prior to joining
                                                                                the State Street Research, she held portfolio
                                                                                management and analyst positions at
                                                                                Evergreen Investment Management Company
                                                                                since 1994.

================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Portfolio is intended to help you understand the Portfolio's financial performance since inception. Certain information reflects financial results for a single Portfolio share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Portfolio's financial statements, are incorporated by reference in the Fund's Statement of Additional Information
(SAI), which is available upon request. No financial highlights information is presented for the Focused International Portfolio since it has not commenced operations as of the end of the fiscal year.

FOCUSED GROWTH PORTFOLIO

                                NET        NET GAIN         TOTAL     DIVIDENDS  DISTRI-
                 NET ASSET    INVEST-  (LOSS) ON INVEST-     FROM      FROM NET  BUTIONS
                   VALUE,      MENT       MENTS (BOTH      INVEST-      INVEST-   FROM     TOTAL
PERIOD           BEGINNING    INCOME     REALIZED AND        MENT        MENT    CAPITAL  DISTRI-
ENDED            OF PERIOD  (LOSS)(1)     UNREALIZED)     OPERATIONS    INCOME    GAINS   BUTIONS
-----            ---------  ---------  -----------------  ----------  ---------  -------  -------
                                                CLASS A
                                                -------
06/08/98-
10/31/98 .......   $12.50    $(0.01)         $0.11          $0.10        $--     $  --     $  --
10/31/99 .......    12.60     (0.12)          6.75           6.63         --        --        --
10/31/00 .......    19.23     (0.19)          2.54           2.35         --     (0.09)    (0.09)
10/31/01 .......    21.49     (0.11)         (6.16)         (6.27)        --     (0.59)    (0.59)

                                                CLASS B
                                                -------
06/08/98-
10/31/98 .......    12.50     (0.04)          0.10           0.06         --        --        --
10/31/99 .......    12.56     (0.23)          6.72           6.49         --        --        --
10/31/00 .......    19.05     (0.34)          2.52           2.18         --     (0.09)    (0.09)
10/31/01 .......    21.14     (0.22)         (0.64)         (6.26)        --     (0.59)    (0.59)

                                                CLASS C
                                                -------
05/22/00-
10/3/00(5) .....    21.70     (0.16)         (0.40)         (0.56)        --        --        --

                                                CLASS II
                                                --------
06/08/98-
10/31/98 .......    12.50     (0.04)          0.10           0.06         --        --        --
10/31/99 .......    12.56     (0.23)          6.72           6.49         --        --        --
10/31/00 .......    19.05     (0.35)          2.53           2.18         --     (0.09)    (0.09)
10/31/01 .......    21.14     (0.22)         (6.04)         (6.26)        --     (0.59)    (0.59)

                                                CLASS Z
                                                -------
7/7/99-
10/31/99 .......    18.18         --          1.09           1.09         --        --        --
10/31/00 .......    19.27     (0.09)          2.53           2.44         --     (0.09)    (0.09)
10/31/01 .......    21.62     (0.07)         (6.20)         (6.27)        --     (0.59)    (0.59)


                                                                     RATIO OF NET
                 NET ASSET             NET ASSETS      RATIO OF       INVESTMENT
                   VALUE,                END OF        EXPENSES      INCOME (LOSS)
PERIOD             END OF     TOTAL      PERIOD       TO AVERAGE      TO AVERAGE     PORTFOLIO
ENDED              PERIOD   RETURN(2)    (000'S)      NET ASSETS      NET ASSETS     TURNOVER
-----            ---------  ---------  ----------  --------------  ----------------  --------
                                                CLASS A
                                                -------
06/08/98-
10/31/98 .......   $12.60       0.80%   $ 29,770   1.45%(3)(4)(6)  (0.21)%(3)(4)(6)     106%
10/31/99 .......    19.23      52.62     169,734   1.45(4)(6)      (0.70)(4)(6)         161
10/31/00 .......    21.49      12.23     401,754   1.54(4)(6)      (0.81)(4)(6)         228
10/31/01 .......    14.63     (29.87)    284,538   1.56(6)         (0.66)(6)            178

                                                CLASS B
                                                -------
06/08/98-
10/31/98 .......    12.56       0.48      45,817   2.10(3)(4)(6)   (0.92)%(3)(4)(6)     106
10/31/99 .......    19.05      51.67     271,531   2.10(4)(6)      (1.34)(4)(6)         161
10/31/00 .......    21.14      11.45     641,205   2.19(4)(6)      (1.46)(4)(6)         228
10/31/01 .......    14.29     (30.33)    475,315   2.21(6)         (1.31)(6)            178

                                                CLASS C
                                                -------
05/22/00-
10/3/00(5) .....    21.14      (1.26)      6,188   2.20(3)(4)(6)   (1.61)(3)(4)(6)      228

                                                CLASS II
                                                --------
06/08/98-
10/31/98 .......    12.56       0.48      35,387   2.10(3)(4)(6)   (0.93)%(3)(4)(6)     106
10/31/99 .......    19.05      51.67     261,536   2.10(4)(6)      (1.34)(4)(6)         161
10/31/00 .......    21.14      11.45     793,146   2.20(4)(6)      (1.46)(4)(6)         228
10/31/01 .......    14.29     (30.33)    544,620   2.21(6)         (1.30)(6)            178

                                                CLASS Z
                                                -------
7/7/99-
10/31/99 .......    19.27       6.00       2,522   0.93(3)(4)(6)   (0.09)(3)(4)(6)      161
10/31/00 .......    21.62      12.67      12,523   1.12(4)(6)      (0.38)(4)(6)         228
10/31/01 .......    14.76     (29.68)      9,321   1.27(6)         (0.38)(6)            178

------------------
(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):

                                      10/31/98   10/31/99   10/31/00   10/31/01
                                      --------   --------   --------   --------
     A ............................    0.32%       0.18%      0.05%       --
     B ............................    0.32%       0.16%      0.04%       --
     C ............................      --          --       1.70%       --
     II ...........................    0.32%       0.17%      0.04%       --
     Z ............................      --        2.23%      0.13%       --

(5) Effective December 1, 2000 Class C shares were redesigned into Class II shares.

(6) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursements if applicable.

--------------------------------------------------------------------------------

FOCUSED TECHNET PORTFOLIO

                                NET        NET GAIN         TOTAL     DIVIDENDS  DISTRI-
                 NET ASSET    INVEST-  (LOSS) ON INVEST-     FROM      FROM NET  BUTIONS
                   VALUE,      MENT       MENTS (BOTH      INVEST-      INVEST-   FROM     TOTAL
PERIOD           BEGINNING    INCOME     REALIZED AND        MENT        MENT    CAPITAL  DISTRI-
ENDED            OF PERIOD  (LOSS)(1)     UNREALIZED)     OPERATIONS    INCOME    GAINS   BUTIONS
-----            ---------  ---------  -----------------  ----------  ---------  -------  -------
                                                CLASS A
                                                -------
5/22/00-
10/31/00 .......   $12.50    $(0.11)         $ 3.13          $3.02       $--      $--       $--
10/31/01 .......    15.52     (0.08)         (11.49)        (11.57)       --       --        --

                                                CLASS B
                                                -------
5/22/00-
10/31/00 .......    12.50     (0.17)           3.14           2.97        --       --        --
10/31/01 .......    15.47     (0.13)         (11.41)        (11.54)       --       --        --

                                                CLASS C
                                                -------
5/22/00-
10/31/00(6) ....    12.50     (0.17)           3.14           2.97        --       --        --

                                                CLASS II
                                                --------
5/22/00-
10/31/00 .......    12.50     (0.17)           3.14           2.97        --       --        --
10/31/01 .......    15.47     (0.13)         (11.42)        (11.55)       --       --        --

                                                CLASS Z
                                                -------
10/03/00 .......    17.33     (0.01)          (1.79)         (1.80)       --       --        --
10/31/01 .......    15.53     (0.05)         (11.49)        (11.54)       --       --        --


                                                                       RATIO OF NET
                 NET ASSET             NET ASSETS      RATIO OF         INVESTMENT
                   VALUE,                END OF        EXPENSES        INCOME (LOSS)
PERIOD             END OF     TOTAL      PERIOD       TO AVERAGE        TO AVERAGE      PORTFOLIO
ENDED              PERIOD   RETURN(2)    (000'S)      NET ASSETS        NET ASSETS      TURNOVER
-----            ---------  ---------  ----------  --------------  -------------------  --------
                                                CLASS A
                                                -------
5/22/00-
10/31/00 .......   $15.52     24.16%    $89,371    1.97%(3)(4)(5)  (1.30)%(3)(4)(5)(7)    176%
10/31/01 .......     3.95    (74.55)     28,327    1.97(4)(7)      (1.12)(4)(7)           449

                                                CLASS B
                                                -------
5/22/00-
10/31/00 .......    15.47     23.76      70,073    2.62(3)(4)(5)   (1.97)(3)(4)(5)(7)     176
10/31/01 .......     3.93    (74.60)     20,658    2.62(4)(7)      (1.77)(4)(7)           449

                                                CLASS C
                                                -------
5/22/00-
10/31/00(6) ....    15.47     23.76         630    2.62(3)(4)(5)    1.99(3)(4)(5)(7)      176

                                                CLASS II
                                                --------
5/22/00-
10/31/00 .......    15.47     23.76      86,105    2.62(3)(5)(7)   (1.97)(3)(4)(5)(7)     176
10/31/01 .......     3.92    (74.66)     26,869    2.62(4)(7)      (1.77)(4)(7) 449

                                                CLASS Z
                                                -------
10/03/00 .......    15.53    (10.13)        563    1.40(3)(4)(5)   (0.76)(3)(4)(5)(7)     176
10/31/01 .......     3.99    (74.31)        637    1.40(4)(7)      (0.65)(4)(7) 449

------------------
(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):

                                                           10/31/00    10/31/01
                                                           --------    --------
     A ...............................................       0.30%       0.18%
     B ...............................................       0.31%       0.16%
     II ..............................................       0.31%       0.13%
     Z ...............................................      45.91%       4.36%

(5) The ratio reflects an expense cap which is net of custody credits (0.02%) or waivers/reimbursements if applicable.

(6) Effective December 1, 2000 Class C shares were redesigned into Class II shares.

(7) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waivers/reimbursement if applicable.

================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOCUSED GROWTH AND INCOME PORTFOLIO

                                NET        NET GAIN         TOTAL     DIVIDENDS  DISTRI-
                 NET ASSET    INVEST-  (LOSS) ON INVEST-     FROM      FROM NET  BUTIONS
                   VALUE,      MENT       MENTS (BOTH      INVEST-      INVEST-   FROM     TOTAL
PERIOD           BEGINNING    INCOME     REALIZED AND        MENT        MENT    CAPITAL  DISTRI-
ENDED            OF PERIOD  (LOSS)(1)     UNREALIZED)     OPERATIONS    INCOME    GAINS   BUTIONS
-----            ---------  ---------  -----------------  ----------  ---------  -------  -------
                                                CLASS A
                                                -------
10/15/97-
10/31/97 .......   $12.50    $ 0.01          $(0.53)        $(0.52)     $  --    $  --     $  --
10/31/98 .......    11.98      0.03            1.04           1.07      (0.01)      --     (0.01)
10/31/99 .......    13.04     (0.04)           4.30           4.26         --    (0.18)    (0.18)
10/31/00 .......    17.12     (0.13)           3.51           3.38         --    (0.98)    (0.98)
10/31/01 .......    19.52     (0.05)          (6.18)         (6.23)        --    (0.44)    (0.44)

                                                CLASS B
                                                -------
10/15/97-
10/31/97 .......    12.50       --            (0.54)         (0.54)        --       --        --
10/31/98 .......    11.96    (0.07)            1.08           1.01      (0.01)      --     (0.01)
10/31/99 .......    12.96    (0.13)            4.25           4.12         --    (0.18)    (0.18)
10/31/00 .......    16.90    (0.26)            3.46           3.20         --    (0.98)    (0.98)
10/31/01 .......    19.12    (0.15)           (6.03)         (6.18)        --    (0.44)    (0.44)

                                                CLASS II
                                                --------
10/15/97-
10/31/97 .......    12.50       --            (0.53)         (0.53)        --       --        --
10/31/98 .......    11.97    (0.07)            1.06           0.99      (0.01)      --     (0.01)
10/31/99 .......    12.95    (0.14)            4.26           4.12         --    (0.18)    (0.18)
10/31/00 .......    16.89    (0.26)            3.46           3.20         --    (0.98)    (0.98)
10/31/01 .......    19.11    (0.15)           (6.03)         (6.18)        --    (0.44)    (0.44)

                                                CLASS Z
                                                -------
10/03/00 .......    20.28    (0.01)           (0.76)         (0.77)        --       --        --
10/31/01 .......    19.51     0.03            (6.18)         (6.15)        --    (0.44)    (0.44)

                                                                     RATIO OF NET
                 NET ASSET             NET ASSETS      RATIO OF       INVESTMENT
                   VALUE,                END OF        EXPENSES      INCOME (LOSS)
PERIOD             END OF     TOTAL      PERIOD       TO AVERAGE      TO AVERAGE     PORTFOLIO
ENDED              PERIOD   RETURN(2)    (000'S)      NET ASSETS      NET ASSETS     TURNOVER
-----            ---------  ---------  ----------  --------------  ----------------  --------
                                                CLASS A
                                                -------
10/15/97-
10/31/97 .......   $11.98      (4.16)%   $23,593   1.78%(3)(4)(6)   1.35%(3)(4)(6)         2%
10/31/98 .......    13.04       8.95       9,799   1.78(4)(6)       0.22(4)(6)            98
10/31/99 .......    17.12      33.10      29,281   1.54(4)(5)(6)   (0.26)(4)(5)(6)       165
10/31/00 .......    19.52      19.88      62,164   1.45(4)(6)      (0.62)(4)(6)          121
10/31/01 .......    12.85     (32.51)     39,280   1.45(4)(6)      (0.33)(4)(6)          203

                                                CLASS B
                                                -------
10/15/97-
10/31/97 .......    11.96      (4.32)        941   2.43(3)(4)(6)    0.29(3)(4)(6)          2
10/31/98 .......    12.96       8.43      16,157   2.43(4)(6)      (0.52)(4)(6)           98
10/31/99 .......    16.90      32.21      39,636   2.20(4)(5)(6)   (0.87)(4)(5)(6)       165
10/31/00 .......    19.12      19.03      83,480   2.10(4)(6)      (1.27)(4)(6)          121
10/31/01 .......    12.50     (32.94)     59,653   2.10(4)         (0.99)(4)             203

                                                CLASS II
                                                --------
10/15/97-
10/31/97 .......    11.97      (4.24)        143   2.43(3)(4)(6)    0.54(3)(4)(6)          2
10/31/98 .......    12.95       8.26       2,490   2.43(4)(6)      (0.53)(4)(6)           98
10/31/99 .......    16.89      32.24      15,619   2.16(4)(5)(6)   (0.97)(4)(5)(6)       165
10/31/00 .......    19.11      19.04      69,826   2.10(4)(6)      (1.26)(4)(6)          121
10/31/01 .......    12.49     (32.96)     50,468   2.10(4)(6)      (0.98)(4)(6)          203

                                                CLASS Z
                                                -------
10/03/00 .......    19.51       3.80         148   0.88(3)(4)(6)   (0.42)(3)(4)(6)       121
10/31/01 .......    12.92     (32.11)        493   0.88(4)          0.20(4)              203

------------------
(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):

                           10/31/97   10/31/98   10/31/99   10/31/00   10/31/01
                           --------   --------   --------   --------   --------
     A ...............       0.58%      0.62%      0.37%      0.34%      0.30%
     B ...............       1.26%      0.67%      0.44%      0.32%      0.30%
     II ..............       3.12%      2.11%      0.60%      0.35%      0.30%
     Z ...............         --         --         --      26.87%      5.44%

(5) The ratio reflects an expense cap which is net of custody credits (0.01%) or waivers/reimbursements if applicable.

(6) The ratio reflects an expense cap which is net of custody credits of less than (0.01%) or waivers/reimbursement if applicable.

--------------------------------------------------------------------------------

FOCUSED VALUE PORTFOLIO

                                NET        NET GAIN         TOTAL     DIVIDENDS  DISTRI-
                 NET ASSET    INVEST-  (LOSS) ON INVEST-     FROM      FROM NET  BUTIONS
                   VALUE,      MENT       MENTS (BOTH      INVEST-      INVEST-   FROM     TOTAL
PERIOD           BEGINNING    INCOME     REALIZED AND        MENT        MENT    CAPITAL  DISTRI-
ENDED            OF PERIOD  (LOSS)(1)     UNREALIZED)     OPERATIONS    INCOME    GAINS   BUTIONS
-----            ---------  ---------  -----------------  ----------  ---------  -------  -------
                                                        CLASS A
                                                        -------
11/01/99-
10/31/00 .......   $12.50    $ 0.03          $3.73          $3.76        $--     $  --     $  --
10/31/01 .......    16.26      0.02           1.10           1.12         --     (0.71)    (0.71)

                                                        CLASS B
                                                        -------
11/01/99-
10/31/00 .......    12.50     (0.07)          3.73           3.66         --        --        --
10/31/01 .......    16.16     (0.09)          1.11           1.02         --     (0.71)    (0.71)
                                                        CLASS II
                                                        --------
11/01/99-
10/31/00 .......    12.50     (0.08)          3.74           3.66         --        --        --
10/31/01 .......    16.16     (0.09)          1.10           1.01         --     (0.71)    (0.71)


                                                                     RATIO OF NET
                 NET ASSET             NET ASSETS      RATIO OF       INVESTMENT
                   VALUE,                END OF        EXPENSES      INCOME (LOSS)
PERIOD             END OF     TOTAL      PERIOD       TO AVERAGE      TO AVERAGE     PORTFOLIO
ENDED              PERIOD   RETURN(2)    (000'S)      NET ASSETS      NET ASSETS     TURNOVER
-----            ---------  ---------  ----------  --------------  ----------------  --------
                                                CLASS A
                                                -------
11/01/99-
10/31/00 .......   $16.26     30.08%    $ 40,755   1.55%(3)(4)(5)       0.19%(3)(5)     220%
10/31/01 .......    16.67      6.95      136,063   1.55(4)(6)           0.13(6)         245

                                                CLASS B
                                                -------
11/01/99-
10/31/00 .......    16.16     29.28       33,418   2.20(3)(4)(5)       (0.52)(3)(5)     220
10/31/01 .......    16.47      6.35      190,304   2.20(4)(6)          (0.51)(6)        245

                                                CLASS II
                                                --------
11/01/99-
10/31/00 .......    16.16     29.28       73,484   2.20(3)(4)(5)       (0.53)(3)(5)     220
10/31/01 .......    16.46      6.29      213,088   2.20(4)(6)          (0.52)(6)        245

------------------
(1)  Calculated based upon average shares outstanding

(2)  Total return is not annualized and does not reflect sales load

(3)  Annualized

(4)  Net of the following expense reimbursements (based on average net assets):

                                                           10/31/00    10/31/01
                                                           --------    --------
     A ..............................................       0.50%        0.19%
     B ..............................................       0.59%        0.20%
     II .............................................       0.50%        0.18%

(5) The ratio reflects an expense cap which is net of custody credits (0.01%) or waivers/reimbursements if applicable.

(6) The ratio reflects an expense cap which is net of custody credits of less than (0.01%) or waivers/reimbursement if applicable.

================================================================================

FOR MORE INFORMATION
--------------------------------------------------------------------------------


The following documents contain more information about the Portfolios and are available free of charge upon request:


     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Portfolio's performance during the last applicable period.

     STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Portfolios' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.


You may obtain copies of these documents or ask questions about the Portfolios by contacting:

        SunAmerica Fund Services, Inc.
        Mutual Fund Operations
        The SunAmerica Center
        733 Third Avenue, 3rd Floor
        New York, New York 10017-3204
        1-800-858-8850, extension 5125
        www.sunamericafunds.com

or

by calling your broker or financial advisor.

Information about the Portfolios (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Portfolios is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS
DISTRIBUTOR: SunAmerica Capital Services

INVESTMENT COMPANY ACT
File No. 811-07797

DISTRIBUTED BY:

SUNAMERICA CAPITAL SERVICES, INC.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NY 10017-3204
800-858-8850 EXT. 5125



For more complete information on any of the mutual funds distributed by SunAmerica Capital Services, including charges and expenses, obtain a prospectus from your financial adviser or from the SunAmerica Sales Desk, 800-858-8850, ext. 5660. Read it carefully before you invest. The funds' daily net asset values are not guaranteed and their shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than your original cost.

www.sunamericafunds.com



                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS
FOCPR-1/02

SUNAMERICA

                                [GRAPHIC OMITTED]

                            THE RETIREMENT SPECIALIST

         MUTUAL FUNDS

         PROSPECTUS 2002





                                                       SUNAMERICA CLASS Y SHARES



                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

--------------------------------------------------------------------------------
JANUARY 30, 2002                                                      PROSPECTUS
--------------------------------------------------------------------------------




         SUNAMERICA MUTUAL FUNDS

                  FOCUSED GROWTH AND INCOME PORTFOLIO
                  SUNAMERICA GNMA FUND
                  SUNAMERICA GROWTH OPPORTUNITIES FUND

                  (CLASS Y SHARES)









The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

                                TABLE OF CONTENTS
================================================================================

FUND HIGHLIGHTS ...........................................................    2

SHAREHOLDER ACCOUNT INFORMATION ...........................................    9

MORE INFORMATION ABOUT THE FUNDS ..........................................   12

     INVESTMENT STRATEGIES ................................................   12

     GLOSSARY .............................................................   14

          INVESTMENT TERMINOLOGY ..........................................   14

          RISK TERMINOLOGY ................................................   15

FUND MANAGEMENT ...........................................................   16

INFORMATION ABOUT ADVISERS ................................................   17

FINANCIAL HIGHLIGHTS ......................................................   18




                                                               AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

                                     Q & A
--------------------------------------------------------------------------------
When deemed appropriate by an Adviser, a Portfolio may engage in ACTIVE TRADING when it frequently trades its portfolio securities to achieve its investment goal.

A FOCUS strategy is one in which an Adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers' "highest confidence" stocks exceeds that of their more diversified portfolios. Each Adviser of the Focused Growth and Income Portfolio will invest in up to ten securities and the Portfolio will hold up to 30 securities. Each Adviser may invest in additional financial instruments for the purpose of cash management or to hedge a security in the Fund.

The "GROWTH" ORIENTED philosophy to which the Growth Opportunities Fund subscribes, and to which the Focused Growth and Income Portfolio partly subscribes--that of investing in securities believed to offer the potential for long-term growth of capital focuses on securities considered to have a historical record of above-average earnings growth; to have significant potential for earnings growth; to have the ability to sustain earnings growth; to offer proven or unusual products or services; or to operate in industries experiencing increasing demand.

The "VALUE" ORIENTED philosophy to which the Focused Growth and Income Portfolio partly subscribes--that of investing in securities believed to be undervalued in the market--reflects a contrarian approach, in that the potential for superior relative performance is believed to be highest when stocks of fundamentally solid companies are out of favor. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have low price-earnings ratios and may have generally been overlooked by the market.

MARKET CAPITALIZATION represents the total market value of the outstanding securities of a corporation.

The strategy of "FIXED INCOME INVESTING" in which the GNMA Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant, the strength of the underlying issuer. The GNMA Fund will utilize this strategy in seeking to achieve its investment goal as described in the chart.

THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) is a government owned corporation and a federal agency. GNMA guarantees, with the full faith and credit of the U.S. government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the Fund itself are not guaranteed or insured by the U.S. government or by any government entity.
--------------------------------------------------------------------------------

The following questions and answers are designed to provide you with information about three SunAmerica Mutual Funds and their investment goals, principal investment strategies, and principal investment techniques. The goal of the Focused Growth and Income Portfolio and Growth Opportunities Fund may be changed without shareholder approval, although you will receive notice of any change; the goal of the GNMA Fund may not be changed without shareholder approval. There can be no assurance that any Fund's investment goal will be met or that the net return on an investment in a Fund will exceed what could have been obtained through other investment or savings vehicles. More complete investment information is provided under "More Information About the Funds," on pages 12-13, and the glossary that follows on page 14.

Q:  WHAT ARE THE FUNDS' INVESTMENT GOALS, PRINCIPAL STRATEGIES AND TECHNIQUES?

A:

                                   PRINCIPAL                PRINCIPAL
                 INVESTMENT        INVESTMENT               INVESTMENT
   FUND             GOAL            STRATEGY                TECHNIQUES
   ----          ----------        ----------               ----------

FOCUSED          long-term         growth, value    active trading of equity
GROWTH AND       growth of         and focus        securities selected to
INCOME           capital and                        achieve a  blend of growth
PORTFOLIO        current                            companies, value companies
                 income                             and companies that the
                                                    Advisers believe have
                                                    elements of growth and
                                                    value, issued by large-cap
                                                    companies, including those
                                                    that offer the potential for
                                                    a reasonable level of
                                                    current income. Each Adviser
                                                    may emphasize either a
                                                    growth orientation or a
                                                    value orientation at any
                                                    particular time

GNMA FUND        current           fixed income     active trading of
                 income, with      investing        mortgage-backed securities
                 capital                            of high credit quality
                 appreciation                       issued or guaranteed by the
                 as a secondary                     Government National Mortgage
                 objective                          Association (GNMA) without
                                                    regard to the maturities of
                                                    such securities. Under
                                                    normal market conditions, at
                                                    least 65% of the Fund's
                                                    total assets will be
                                                    invested in such securities

GROWTH           capital           growth           active trading of common
OPPORTUNITIES    appreciation                       stocks that demonstrate the
FUND                                                potential for capital
                                                    appreciation, issued
                                                    generally by mid-cap
                                                    companies

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FOCUSED GROWTH AND INCOME PORTFOLIO

The Focused Growth and Income Portfolio provides investors with access to three different professional Advisers, each with a distinct methodology within a particular investment style. Each Adviser manages a separate portion of the Portfolio.

MARKET CAPITALIZATION RANGES

Companies are determined to be large-cap companies, mid-cap companies, or small-cap companies based upon the market capitalization ranges prescribed by the Style Box categories designed by Morningstar, Inc. Morningstar, Inc. may change the Style Box market capitalization ranges over time as market conditions and broad market valuations vary. The market capitalization ranges applicable to the Focused Growth and Income Portfolio or the Growth Opportunities Fund will change as the Morningstar categories vary. Currently, these market capitalization ranges are as follows: $1.4 billion or less for the Small-Cap category; between $1.4 billion and $8.7 billion for the Mid-Cap category; and $8.7 billion or more for the Large-Cap category.

Q:   WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

A: The following section describes the principal risks of each Fund, while the chart on pages 12-13 describes various additional risks.

     PRINCIPAL RISKS--ALL FUNDS

     Shares of the Funds are not bank deposits and are not guaranteed or insured by any bank or SunAmerica or SunAmerica's affiliates, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Fund will be able to achieve its investment goals. If the value of the assets of a Fund goes down, you could lose money.

     RISKS OF INVESTING IN EQUITY SECURITIES--FOCUSED GROWTH AND INCOME PORTFOLIO AND GROWTH OPPORTUNITIES FUND

     The Focused Growth and Income Portfolio and Growth Opportunities Fund invest primarily in equity securities. As with any equity fund, the value of your investment in either of these Funds may fluctuate in response to stock market movements. You should be aware that the performance of different types of equity stocks may decline under varying market conditions--for example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. In addition, individual stocks selected for any of these Funds may underperform the market generally.

     RISKS OF NON-DIVERSIFICATION--FOCUSED GROWTH AND INCOME PORTFOLIO

     The Focused Growth and Income Portfolio is non-diversified, which means that it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By concentrating in a smaller number of stocks, the Portfolio's risk is increased because the effect of each stock on the Portfolio's performance is greater.

     RISKS OF INVESTING IN BONDS--GNMA FUND

     The bond  market as a whole could go up or down  (sometimes  dramatically).
     Interest rates and bond prices typically move inversely to each other, therefore, as with any bond fund, the value of your investment in the Fund may go up or down in response to changes in interest rates. Also, defaults (or even the potential for future default) by bond issuers may cause the value of your investment in the Fund to go down.

     RISK OF PREPAYMENT--GNMA FUND

     The Fund will invest significantly in mortgage-backed securities, which entails the risk that the underlying principal may be "prepaid" at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities. Generally, long term bonds are more interest rate sensitive than short term bonds.

     RISK OF MID-CAP COMPANIES--GROWTH OPPORTUNITIES FUND

     Stocks of mid-cap companies may be more volatile than, and not as readily marketable as, those of larger companies.

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

Q:   HOW HAVE THE FUNDS PERFORMED HISTORICALLY?

A: The Risk/Return Bar Charts and Tables illustrate the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year, and compare the Funds' average annual returns to those of an appropriate market index. Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Fund will perform in the future. The returns shown in the bar chart are for either Class A shares or Class B shares of the Funds. Class Y shares would have had substantially similar annual returns as those shown for Class A shares or Class B shares because the Class Y shares are invested in the same portfolio of securities as those of the Class A shares or Class B shares. The annual returns of the Class Y shares would differ from those of the Class A shares or Class B shares only to the extent that the Classes do not have the same fees and expenses. Class Y shares commenced offering on January 30, 2002.

FOCUSED GROWTH AND INCOME PORTFOLIO (CLASS B)

[Data below represents bar chart in printed piece.]

 '98       '99        '00       '01
------    ------    -------   -------
12.38%    57.18%    -16.71%   -20.15%

During the 4-year period shown in the bar chart, the highest return for a quarter was 45.62% (quarter ended December 31, 1999) and the lowest return for a quarter was -17.62% (quarter ended December 31, 2001).

Average Annual Total Returns
(as of the calendar year                              Past One       Since
ended December 31, 2001)                                Year       Inception****
Focused Growth and Income Portfolio*       Class B     -24.15%       3.73%
S&P 500(R)Index**                                      -11.88%       7.02%
Morningstar Large-Cap Blend Category***                -13.68%       5.37%

     * Includes sales charge.

    ** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

   *** Developed by Morningstar, the Morningstar Large-Cap Blend Category currently reflects a group of 1,231 mutual funds that have portfolios with median market capitalizations, price/earnings ratios, and price/book ratios similar to those of the Portfolio.

  **** Commenced offering on October 15, 1997.

--------------------------------------------------------------------------------

GNMA FUND  (CLASS B)

[Data below represents bar chart in printed piece.]

 '92     '93      '94    '95     '96     '97    '98       '99     '00      '01
-----   -----   ------  ------  -----   -----   -----   ------   ------   -----
4.27%   2.44%   -1.64%  17.30%  3.47%   9.47%   7.89%   -0.80%   10.62%   6.76%

During the 10-year period shown in the bar chart, the highest return for a quarter was 5.86% (quarter ended June 30, 1995) and the lowest return for a quarter was -1.91% (quarter ended March 31, 1996).

Average Annual Total Returns
(as of the calendar year                    Past One    Past Five    Past Ten
ended December 31, 2001)                      Year        Years        Years****
GNMA Fund*                        Class B     1.79%       6.40%        5.85%
Salomon Brothers GNMA Index**                 8.25%       7.48%        7.20%
Lipper GNMA Category***                       7.53%       6.54%        6.40%

    *  Includes sales charge.

   ** The Salomon Brothers GNMA Index is comprised of 126 issues of 15 and 30-year fixed-rate pass-through mortgage-backed securities.

  *** The Lipper GNMA Category is comprised of funds that invest at least 65 percent of their assets in Government NationalMortgage Association securities.

 ****  Commenced offering on April 25, 1983.

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH OPPORTUNITIES FUND  (CLASS A)

[Data below represents bar chart in printed piece.]

 '92     '93      '94    '95     '96     '97    '98       '99     '00      '01
------  ------  ------  ------  ------  ------  ------  ------   ------   ------
12.45%  10.80%  -4.79%  35.05%  12.48%  13.68%  23.15%  89.03%   -2.56%  -33.08%

During the 10-year period shown in the bar chart, the highest return for a quarter was 55.18% (quarter ended December 31, 1999) and the lowest return for a quarter was -26.35% (quarter ended December 31, 2001).

Average Annual Total Returns
(as of the calendar year                             Past One    Past Five    Past Ten
ended December 31, 2001)                               Year        Years        Years*****
Growth Opportunities Fund*                Class A     -36.94%      10.22%       11.35%
S&P 500(R)Index**                                     -11.88%      10.70%       12.93%
Morningstar Mid-Cap Growth Category***                -21.28%       8.44%       10.30%
Russell Mid-Cap(R)Growth Index****                    -20.16%       9.02%       11.11%

    *  Includes sales charge.

   ** The S&P 500(R) is the Standard & Poor's 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices.

  *** Developed by Morningstar, the Morningstar Mid-Cap Growth Category currently reflects a group of 688 mutual funds that have portfolios with median capitalizations, price/earnings ratios, and price/book ratios similar to those of the Fund.

 **** The Russell Mid-Cap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

*****  Commenced offering on January 28, 1987.

--------------------------------------------------------------------------------

Q:   WHAT ARE THE FUNDS' EXPENSES?

A: The following tables describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Funds.



                                                           FOCUSED GROWTH              GROWTH
                                                             AND INCOME     GNMA    OPPORTUNITIES
                                                             PORTFOLIO      FUND        FUND
                                                           --------------   ----    -------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) .......................        None        None        None

     Maximum Sales Charge (Load) Imposed on Purchases
     (as a percentage of offering price) ...............        None        None        None

     Maximum Deferred Sales Charge (Load)
     (as a percentage of amount redeemed) ..............        None        None        None

     Maximum Sales Charge (Load)
     Imposed on Reinvested Dividends ...................        None        None        None

     Redemption Fee ....................................        None        None        None

     Exchange Fee ......................................        None        None        None

     Maximum Account Fee ...............................        None        None        None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

     Management Fees ...................................        1.00%       0.50%       0.75%

     Distribution (12b-1) Fees .........................        None        None        None

     Other Expenses(1) .................................        0.54%       0.54%       0.43%
                                                                ----        ----        ----

Total Annual Fund Operating Expenses(1) ................        1.54%       1.04%       1.18%
                                                                ====        ====        ====

Expense Reimbursement(1) ...............................        0.34%         --          --

Net Expenses(2) ........................................        1.20%       1.04%       1.18%


(1) "Other Expenses," "Total Annual Fund Operating Expenses" and "Expense Reimbursement" are estimated.

(2) The Boards of Directors of each Fund, including a majority of the Independent Directors, approved the Investment Advisory and Management Agreements subject to the net expense ratios set forth above. The agreed upon net expense ratios shown above are determined by deducting a fixed percentage from the Funds' Class A shares net expense ratio and will change periodically as the net expense ratio of the Funds' Class A shares change. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses be higher than the net expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the Boards of Directors, without the approval of the Boards of Directors, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Directors, including a majority of the Independent Directors.

================================================================================

FUND HIGHLIGHTS
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table your costs would be:

                                           1 year   3 years   5 years   10 years
Focused Growth and Income Portfolio ....   $  122     381       660       1,455
GNMA Fund ..............................   $  106     331       574       1,271
Growth Opportunities Fund ..............   $  120     375       649       1,432

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

OPENING AN ACCOUNT, BUYING AND SELLING SHARES

Class Y shares are offered exclusively for sale to certain group plans including, but not limited to, state-sponsored tuition savings plans that have an agreement with SunAmerica Capital Services, Inc. to sell Class Y shares (a "Plan"). Class Y shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at net asset value without any sales or redemption charge. Class Y shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to their contributions in the Plan. All purchases of Fund shares through the Plan will be of Class Y shares. Inquiries regarding the purchase, redemption or exchange of Class Y shares or the making or changing of investment choices should be directed to your financial advisor or plan administrator.

TRANSACTION POLICIES

VALUATION OF SHARES. The net asset value per share (NAV) for each Fund is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing the net assets by the number of outstanding shares. The NAVfor each Fund also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund. As a result, the value of the Fund's shares may change on days when you will not be able to purchase or redeem your shares. Investments for which market quotations are readily available are valued at market at their price as of the close of regular trading on the New York Stock Exchange for the day. All other securities and assets are valued at fair value following procedures approved by the Directors.

BUY AND SELL PRICES. When the Plan buys Class Y shares, it pays the NAV. When the Plan sells Class Y shares, it receives NAV. The NAV per share at which shares of the Funds are purchased or redeemed by the Plan for the accounts of individual Plan participants might be more or less than the NAV per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

EXECUTION OF REQUESTS. Each Fund is open on those days when the New York Stock Exchange is open for regular trading. We execute buy and sell requests at the next NAV to be calculated after the Fund receives the Plan's request in good order. If the Fund or SunAmerica Capital Services, Inc. receives the Plan's order before the Fund's close of business (generally 4:00 p.m., Eastern time), the Plan will receive that day's closing price. If the Fund or SunAmerica Capital Services, Inc. receives the Plan's order after that time, the Plan will receive the next business day's closing price. The Fund and SunAmerica Capital Services, Inc. reserve the right to reject any order to buy shares.

During periods of extreme volatility or market crisis, a Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Each Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Fund's shares may change on days when you will not be able to purchase or redeem your shares.

If a Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash, the Fund may pay the redemption price by a distribution in kind of securities from the Fund in lieu of cash. However, the Focused Growth and Income Portfolio has made an election which requires it to pay a certain portion of redemption proceeds in cash.

At various times, a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares, which will not exceed 15 days from the date of receipt of payment.

TAX, DIVIDEND, DISTRIBUTION AND ACCOUNT POLICIES

ACCOUNT STATEMENTS. In general, you will receive account statements as follows:

     o after every transaction that affects your account balance (except a dividend reinvestment or automatic purchase from your bank account)

     o  after any changes of name or address of the registered owner(s)

     o in all other circumstances, quarterly or annually, depending upon the Fund

Every year you should also receive, if applicable, an IRS Form 1099 tax information statement, mailed by January 31.

DIVIDENDS. The Funds generally distribute most or all of their net earnings in the form of dividends. Income dividends, if any, are paid quarterly by the Focused Growth and Income Portfolio, annually by the Growth Opportunities Fund and monthly by the GNMA Fund. Capital gains distributions, if any, are paid at least annually by the Funds.

================================================================================

SHAREHOLDER ACCOUNT INFORMATION
--------------------------------------------------------------------------------

DIVIDEND REINVESTMENTS. Your dividends and distributions, if any, will be automatically reinvested in additional shares of the same Fund and share class on which they were paid. Contact your Plan administrator for more information.

TAXABILITY OF DIVIDENDS. As a qualified plan, the Plans that invest in Class Y generally pay no federal income tax. Individual participants in the Plans should consult their Plan documents and their own tax advisors for information on the tax consequences associated with participating in the Plans.

--------------------------------------------------------------------------------








                       This Page Intentionally Left Blank

================================================================================

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

                                                      FOCUSED GROWTH
                                                        AND INCOME
                                                        PORTFOLIO
--------------------------------------------------------------------------------
What is the Fund's investment goal?           Long-term growth
                                              of capital and current income

--------------------------------------------------------------------------------
What principal investment strategies does     growth, value and focus
the Fund use to implement its
investment goal?

--------------------------------------------------------------------------------
What are the Fund's principal investment      active trading of large-cap
techniques?                                   companies that offer the
                                              potential for long-term
                                              growth of capital and
                                              reasonable level of current
                                              income

--------------------------------------------------------------------------------
What are the Fund's other significant         o Foreign securities
(non-principal) investments?

--------------------------------------------------------------------------------
What other types of securities may the Fund   o Short-term investments
normally invest in as part of efficient       o Defensive instruments
portfolio management and which may produce    o Options and futures
some income?                                  o Special situations

--------------------------------------------------------------------------------
What risks may affect the Fund?               PRINCIPAL RISKS:
                                              o Market volatility
                                              o Securities selection
                                              o Non-diversification
                                              NON-PRINCIPAL RISKS:
                                              o Foreign exposure
                                              o Derivatives
                                              o Hedging

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   INVESTMENT
                                   STRATEGIES
--------------------------------------------------------------------------------
Each Fund has its own investment goal and a strategy for pursuing it. The chart summarizes information about each Fund's investment approach. Following this chart is a glossary that further describes the investment and risk terminology used in the chart. Please review the glossary in conjunction with this chart.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                     GROWTH
        GNMA                                     OPPORTUNITIES
        FUND                                          FUND
--------------------------------------------------------------------------------

Current income, with                          Capital appreciation
capital appreciation
as a secondary objective

--------------------------------------------------------------------------------
fixed income investing                        growth


--------------------------------------------------------------------------------
active trading in mortgage-                   active trading of stocks
backed securities guaranteed                  of mid-cap companies
by the Government National                    that offer the potential
Mortgage Association without                  for capital appreciation
regard to maturities of such
securities. Under normal market
conditions, at least 65% of the
Fund's total assets will be
invested in such securities.

--------------------------------------------------------------------------------
o U.S. Government securities                  o Small-cap stocks
o Short-term investments                      o Large-cap stocks
o When issued/delayed delivery
  transactions

--------------------------------------------------------------------------------
o Defensive instruments                       o Short-term investments
o Securities lending                            (up to 10%)
  (up to 33%)                                 o Defensive instruments
o Borrowing for temporary                     o Options and futures
  or emergency purposes                       o Special situations
  (up to 5%)

--------------------------------------------------------------------------------
PRINCIPAL RISKS:                              PRINCIPAL RISKS:
o Securities selection                        o Market volatility
o Interest rate fluctuations                  o Securities selection
o Prepayment                                  o Small and mid market
o NON-PRINCIPAL RISKS:                          capitalization
o Illiquidity                                 NON-PRINCIPAL RISKS:
o Hedging                                     o Technology companies
                                              o Derivatives
                                              o Hedging

--------------------------------------------------------------------------------

================================================================================

MORE INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

GLOSSARY          INVESTMENT TERMINOLOGY

                  GROWTH OF CAPITAL AND CAPITAL APPRECIATION are growth of the value of an investment.

                  ACTIVE TRADING means that a Fund may engage in frequent trading of portfolio securities to achieve its investment goal. In addition, because a Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and could affect your performance. During periods of increased market volatility, active trading may be more pronounced.

                  FIXED-INCOME SECURITIES provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed-income security is obligated to make payments on this security ahead of other payments to security holders. An INVESTMENT GRADE fixed-income security is rated in one of the top four ratings categories by a debt rating agency (or is considered of comparable quality by the Adviser).

                  LARGE-CAP COMPANIES are those with market caps within the Morningstar, Inc. Large-Cap category, as described on page 3. Currently, this range is $8.7 billion or higher.

                  MID-CAP COMPANIES are those with market caps within the Morningstar, Inc. Mid-Cap category, as described on page 3. Currently, this range is between $1.4 billion and $8.7 billion.

                  SMALL-CAP COMPANIES are those with market caps within the Morningstar, Inc. Small-Cap category, as described on page 3. Currently, this range is $1.4 billion or less.

                  U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

                  FOREIGN SECURITIES are issued by companies located outside of the United States, including emerging markets. Foreign securities may include American Depositary Receipts (ADRs) or other similar securities that convert into foreign securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs).

                  SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Fund with sufficient liquidity to meet redemptions and cover expenses.

                  DEFENSIVE INVESTMENTS include high quality fixed income securities and money market instruments. A Fund will make temporary defensive investments in response to adverse market, economic, political or other conditions. When a Fund takes a defensive position, it may miss out on investment opportunities that could have resulted from investing in accordance with its principal investment strategy. As a result, a Fund may not achieve its investment goal.

                  MORTGAGE-BACKED SECURITIES directly or indirectly provide funds for mortgage loans made to residential home buyers. These include securities that represent interests in pools of mortgage loans made by lenders such as commercial banks, savings and loan institutions, mortgage bankers and others.

                  THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) is a government owned corporation and a federal agency. GNMA guarantees, with the full faith and credit of the U.S. Government, full and timely payment of all monthly principal and interest payments on the mortgage-backed pass-through securities which it issues. Shares of the GNMA Fund itself are not guaranteed or insured by the U.S. government or any government entity.

                  OPTIONS AND FUTURES are contracts involving the right to receive or obligation to deliver assets or money depending on the performance of one or more underlying assets or a market or economic index.


--------------------------------------------------------------------------------
LARGE-CAP COMPANIES and MID-CAP COMPANIES generally have a substantial record of operations (i.e., in business for at least five years) and are listed for trading on the New York Stock Exchange or another national or international stock exchange or, in some cases, are traded over the counter. SMALL-CAP COMPANIES generally will be companies that have been in business for a shorter period of time.

The two best-known debt rating agencies are Standard & Poor's Rating Services, a Division of The McGraw-Hill Companies, Inc. and Moody's Investors Services, Inc. "Invest-ment grade" refers to any security rated "BBB" or above by Standard & Poor's or "Baa" or above by Moody's.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WHEN-ISSUED/DELAYED DELIVERY TRANSACTIONS generally involve the purchase or sale of a security with payment and delivery at some time in the future--i.e. beyond normal settlement.

SECURITIES LENDING involves a loan of securities by a Fund in exchange for cash or collateral. The Fund earns interest on the loan while retaining ownership of the security.

A Fund may BORROW for temporary or emergency purposes including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on a Fund's portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund's return.

A SPECIAL SITUATION arises when, in the opinion of the Adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. Investments in special situations may carry an additional risk of loss in the event that the anticipated development does not occur or does not attract the expected attention.

RISK TERMINOLOGY

MARKET VOLATILITY: The stock market as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Fund's portfolio.

SECURITIES SELECTION: A strategy used by a Fund, or securities selected by its Adviser, may fail to produce the intended return.

INTEREST RATE FLUCTUATIONS: Volatility of the bond market is due principally to changes in interest rates. As interest rates rise, bond prices typically fall; and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

SMALL AND MID MARKET CAPITALIZATION: Companies with smaller market capitalizations tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, the securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements. Mid-cap companies will be subject to these risks to a lesser extent.

TECHNOLOGY COMPANIES: The industries in which technology companies may be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in governmental regulation and policies.

NON-DIVERSIFICATION: By concentrating in a smaller number of stocks, a Fund's risk is increased because the effect of each stock on the Fund's performance is greater.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other asset-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

ILLIQUIDITY: Certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

DERIVATIVES: Derivatives, including options and futures, are subject to general risks relating to heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

HEDGING: Hedging is a strategy in which the Adviser uses a derivative security to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

================================================================================

FUND MANAGEMENT
--------------------------------------------------------------------------------

SUNAMERICA ASSET MANAGEMENT CORP. SunAmerica selects and manages the investments, provides various administrative services, and supervises the daily business affairs of each Fund, except for certain portions of the Focused Growth and Income Portfolio as to which SunAmerica has delegated portfolio management to two other Advisers.

For the most recent fiscal year of each Fund, the Funds paid SunAmerica an annual fee equal to the following percentage of average daily net assets:

         Focused Growth and Income Portfolio                 1.00%
         GNMA Fund                                           0.50%
         Growth Opportunities Fund                           0.75%

SunAmerica was organized in 1982 under the laws of Delaware, and managed, advised or administered assets in excess of $28.5 billion as of December 31, 2001. In addition to managing the Portfolios, SunAmerica serves as adviser, manager and/or administrator for Anchor Pathway Fund, Anchor Series Trust, Brazos Mutual Funds, Seasons Series Trust, SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Series Trust and SunAmerica Strategic Investment Series, Inc.

ADDITIONAL INFORMATION ABOUT THE ADVISERS TO THE FOCUSED GROWTH AND INCOME PORTFOLIO

SunAmerica, as the Focused Growth and Income Portfolio's investment manager, initially allocated the assets of the Focused Growth and Income Portfolio equally among the Advisers. SunAmerica will also allocate new cash from share purchases and redemption requests equally among the Advisers, unless SunAmerica determines, subject to the review of the Board, that a different allocation of assets would be in the best interests of the Fund and its shareholders.

With respect to the Focused Growth and Income Portfolio, SunAmerica intends to periodically review the asset allocation in the Fund to ensure that no portion of assets managed by an Adviser exceeds that portion managed by any other Adviser to the Fund by more than 5%. If such a condition exists, SunAmerica will then determine what actions, if any, to take to rebalance and reallocate assets among the Advisers. In some instances, the effect of the reallocation will be to shift assets from a better performing Adviser to a portion of the Fund with a relatively lower total return.

SunAmerica may terminate any agreement with any Adviser without shareholder approval. Moreover, SunAmerica has received an exemptive order from the Securities and Exchange Commission that permits SunAmerica, subject to certain conditions, to enter into agreements relating to the Focused Growth and Income Portfolio with unaffiliated Advisers approved by the Board of Directors without obtaining shareholder approval. The exemptive order also permits SunAmerica, subject to the approval of the Board but without shareholder approval, to employ new unaffiliated Advisers for new or existing Funds, change the terms of particular agreements with unaffiliated Advisers or continue the employment of existing unaffiliated Advisers after events that would otherwise cause an automatic termination of a subadvisory agreement. Shareholders of the Fund have the right to terminate an agreement with an Adviser for the Fund at any time by a vote of the majority of the outstanding voting securities of the Fund. Shareholders will be notified of any Adviser changes. The order also permits the Fund to disclose the Advisers' fees only in the aggregate for the Focused Growth and Income Portfolio.

Payments to Advisers for their services are made by SunAmerica, not by the Focused Growth and Income Portfolio.

DISTRIBUTOR. SunAmerica Capital Services, Inc. distributes each Fund's shares and incurs the expenses of distributing the Funds' Class Y shares under a Distribution Agreement with respect to the Funds, none of which are reimbursed by or paid for by the Funds. There is no distribution plan in effect for the Class Y shares.

ADMINISTRATOR. SunAmerica Fund Services, Inc. assists the Funds' transfer agent in providing shareholder services. The Administrator, a SunAmerica company, is paid a monthly fee by each Fund for its services at the annual rate of 0.22% of average daily net assets.

SunAmerica, the Distributor and Administrator are all located in The SunAmerica Center, 733 Third Avenue, New York, New York 10017.

================================================================================

INFORMATION ABOUT ADVISERS
--------------------------------------------------------------------------------

The Adviser and Portfolio Managers for each Fund are described below:

FUND                                          ADVISER
----                                          -------

FOCUSED GROWTH AND INCOME                     SunAmerica
  PORTFOLIO                                   Marsico Capital Management, LLC
                                              Harris Associates L.P.

GNMA FUND                                     SunAmerica

GROWTH OPPORTUNITIES                          SunAmerica
  FUND

DESCRIPTION OF THE ADVISERS

HARRIS ASSOCIATES L.P. HARRIS is a wholly owned subsidiary of CDCIXIS Asset Management, a leading French institutional money management company, and is located at Two North LaSalle Street, Chicago, Illinois. Harris manages money in three distinct business segments: separate accounts, mutual funds and alternative investments, and is the investment adviser to the Oakmark Mutual Funds. As of December 31, 2001, Harris had approximately $20.8 billion in assets under management.

MARSICO CAPITAL MANAGEMENT, LLC. MARSICO is a Delaware limited liability company located at 1200 17th Street, Suite 1300, Denver, Colorado 80202. As of December 31, 2001, Marsico had approximately $11.9 billion in assets under management. SUNAMERICA ASSET MANAGEMENT CORP. See page 16.

PORTFOLIO MANAGERS

                               NAME, TITLE AND AFFILIATION
  FUND                         OF PORTFOLIO MANAGER OR TEAM       EXPERIENCE
  -----                        ----------------------------       ----------
  FOCUSED GROWTH AND           William C. Nygren, CFA             Mr. Nygren is a Partner of Harris Associates
    INCOME PORTFOLIO           Partner and Portfolio Manager      and is also a Portfolio Manager. Mr. Nygren
                               (Harris)                           has been with Harris Associates since 1983
                                                                  and has over 20 years of investment
                                                                  experience. From 1990 to 1998, Mr. Nygren
                                                                  was the Director of Research of Harris
                                                                  Associates.

                               Thomas F. Marsico                  Mr. Marsico has been the Chairman and
                               Portfolio Manager (Marsico)        Chief Executive Officer of Marsico since he
                                                                  formed Marsico in 1997. From 1988 through
                                                                  1997, Mr. Marsico served as the portfolio
                                                                  manager of the Janus Twenty Fund and, from
                                                                  1991 through 1997, Mr. Marsico served as
                                                                  the portfolio manager of the Janus
                                                                  Growth & Income Fund.

                               Francis Gannon                     Mr. Gannon has been a Senior Vice President
                               Portfolio Manager                  of SunAmerica since October 1999 and
                               (SunAmerica)                       Portfolio Manager with the firm since 1996.
                                                                  He joined SunAmerica as an equity analyst
                                                                  in 1993.

  GNMA FUND                    Fixed Income Investment Team       The Team is composed of four portfolio
                               (SunAmerica)                       managers and research analysts. SunAmerica's
                                                                  investment discipline is based on fundamental
                                                                  research of earnings, revenues and market
                                                                  opportunities. Investment decisions are based
                                                                  upon a company's underlying fundamentals
                                                                  and strategic position, in light of industry and
                                                                  market outlook.

  GROWTH OPPORTUNITIES FUND    Domestic Equity Investment Team    The Team is composed of sixteen portfolio
                               (SunAmerica)                       managers, research analysts and traders.
                                                                  SunAmerica's investment discipline is based
                                                                  on fundamental research of earnings, revenues
                                                                  and market opportunities. Investment decisions
                                                                  are based upon a company's underlying
                                                                  fundamentals and strategic position, in light
                                                                  of industry and market outlook.

================================================================================

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The Financial Highlights table for each Fund is intended to help you understand the Fund's financial performance for the past 5 years or since inception. Certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Focused Growth and Income Portfolio and GNMA Fund (except for the period ended September 30, 2001, which is unaudited), has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are incorporated by reference in the Funds' Statement of Additional Information (SAI), which is available upon request. The information for the Growth Opportunities Fund for the fiscal years ended September 30, 2000 and 2001 has been audited by Ernst & Young, LLP, whose report, along with the Fund's financial statements, are incorporated by reference in the SAI, which is available upon request. The financial highlights for the Growth Opportunities Fund for prior fiscal periods have been audited by another independent accountant. Class Y shares would have had substantially similar total returns as those shown for Class A and Class B shares because the shares are invested in the same portfolio of securities as the Class A or Class B shares. The total returns of the Class Y shares would differ from those of the Class A or Class B shares only to the extent that Class A or Class B shares are subject to higher fees than Class Y shares. If these amounts were reflected, returns would be less than those shown.

FOCUSED GROWTH AND INCOME PORTFOLIO

                             NET
                             GAIN
                            (LOSS)
                              ON             DIVI-
                      NET   INVEST-  TOTAL   DENDS
                    INVEST-  MENTS    FROM   FROM   DISTRI-          NET               NET                    RATIO OF NET
          NET ASSET  MENT   (BOTH    INVEST-  NET   BUTIONS         ASSET             ASSETS     RATIO OF      INVESTMENT     PORT-
            VALUE,  INCOME REALIZED   MENT  INVEST-  FROM    TOTAL  VALUE,            END OF     EXPENSES     INCOME (LOSS)   FOLIO
PERIOD    BEGINNING (LESS) AND UN-   OPERA-  MENT   CAPITAL DISTRI- END OF   TOTAL    PERIOD    TO AVERAGE     TO AVERAGE     TURN-
ENDED     OF PERIOD   (1)  REALIZED) TIONS  INCOME   GAINS  BUTIONS PERIOD  RETURN(2) (000'S)   NET ASSETS     NET ASSETS     OVER
-----     ---------   ---  --------- -----  ------   -----  ------- ------  --------- -------   ----------     ----------     ----
                                                              CLASS B
                                                              -------
10/15/97-
10/31/97.. $12.50  $   --  $(0.54) $(0.54) $   --  $   --  $   --  $11.96   (4.32)%  $    941  2.43%(3)(4)(5)  0.29%(3)(4)(5)    2%
10/31/98..  11.96   (0.07)   1.08    1.01   (0.01)     --   (0.01)  12.96    8.43      16,157  2.43(4)(5)     (0.52)(4)(5)      98
10/31/99..  12.96   (0.13)   4.25    4.12      --   (0.18)  (0.18)  16.90   32.21      39,636  2.20(4)(6)     (0.87)(4)(6)     165
10/31/00..  16.90   (0.26)   3.46    3.20      --   (0.98)  (0.98)  19.12   19.03      83,480  2.10(4)(5)     (1.27)(4)(5)     121
10/31/01..  19.12   (0.15)  (6.03)  (6.18)     --   (0.44)  (0.44)  12.50  (32.94)     59,653  2.10(4)(5)     (0.99)(4)(5)     203

GNMA FUND

                                                              CLASS B
                                                              -------
3/31/97... $10.45  $ 0.57  $(0.08) $ 0.49  $(0.52) $   --  $(0.52) $10.42    4.82%   $ 18,929  2.07%           5.46%           426%
3/31/98...  10.42    0.55    0.63    1.18   (0.52)  (0.02)  (0.54)  11.06   11.54      18,837  2.13            5.09            529
3/31/99...  11.06    0.50    0.12    0.62   (0.46)  (0.50)  (0.96)  10.72    5.63      26,061  2.07            4.53            456
3/31/00...  10.72    0.46   (0.30)   0.16   (0.44)     --   (0.44)  10.44    1.55      22,376  2.03            4.41            910
3/31/01...  10.44    0.53    0.74    1.27   (0.55)  (0.01)  (0.56)  11.15   12.45      38,190  1.64(8)         5.11(8)         833
9/30/01(7)  11.15    0.21    0.38    0.59   (0.23)     --   (0.23)  11.51    5.66      72,357  1.64(3)(9)(8)   3.82(3)(9)(8)   170

GROWTH OPPORTUNITIES FUND

                                                              CLASS A
                                                              -------
9/30/97... $17.78  $(0.15) $ 3.83  $ 3.68  $   --  $(0.80) $(0.80) $20.66   21.54%   $ 46,051  1.64%          (0.84)%          332%
9/30/98...  20.66   (0.13)  (0.78)  (0.91)     --   (3.53)  (3.53)  16.22   (4.20)     38,437  1.62           (0.75)           377
9/30/99...  16.22   (0.19)   8.26    8.07      --   (1.17)  (1.17)  23.12   52.42      57,880  1.57           (0.93)           220
9/30/00...  23.12   (0.17)  21.77   21.60      --   (3.93)  (3.93)  40.79  102.04     206,531  1.43           (0.49)           139
9/30/01...  40.79   (0.14) (22.33) (22.47)     --   (2.90)  (2.90)  15.42  (58.23)     89,935  1.49           (0.57)           207

---------------
     (1) Calculated based upon average shares outstanding.
     (2) Total return is not annualized and does not reflect sales load.
     (3) Annualized.
     (4) Net of the following expense reimbursements (based on average net assets):

                  10/31/97    10/31/98    10/31/99    10/31/00    10/31/01
                  --------    --------    --------    --------    --------
                    1.26%       0.67%       0.44%       0.32%       0.30%

     (5) The ratio reflects an expense cap which is net of custody credits of less than 0.01% or waiver/reimbursements if applicable.
     (6) The ratio reflects an expense cap which is net of custody credits of (0.01%) or waivers/reimbursements if applicable.
     (7) Unaudited.
     (8) Net of the following expense reimbursements (based on average net assets):

                  3/31/97     3/31/00     3/31/01     9/30/01
                  -------     -------     -------     -------
                     --          --        0.33%       0.21%

     (9) The ratios reflect an expense cap of 1.64%, which are net of custody credits of (0.01%) or waivers/reimbursements if applicable.

================================================================================

FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Funds and are available free of charge upon request:

     ANNUAL AND SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The reports also contain a written analysis of market conditions and investment strategies that significantly affected a Fund's performance during the last applicable period.

     STATEMENTS OF ADDITIONAL INFORMATION (SAIS). Contain additional information about the Funds' policies, investment restrictions and business structure. This prospectus incorporates the SAIs by reference.

You may obtain copies of these documents or ask questions about the Funds by contacting:

         SunAmerica Fund Services, Inc.
         Mutual Fund Operations
         The SunAmerica Center
         733 Third Avenue, 3rd Floor
         New York, New York 10017-3204
         1-800-858-8850, extension 5125
         www.sunamericafunds.com
or

by calling your broker or financial advisor.

Information about the Funds (including the SAIs) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. Information about the Funds is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-0102.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.


DISTRIBUTOR: SunAmerica Capital Services                       AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

INVESTMENT COMPANY ACT
File Nos. 811-07797 (SunAmerica Style Select Series, Inc.)
          811-4708 (SunAmerica Income Funds)
          811-4801 (SunAmerica Equity Funds)

DISTRIBUTED BY:

SUNAMERICA CAPITAL SERVICES, INC.
THE SUNAMERICA CENTER
733 THIRD AVENUE
NEW YORK, NY 10017-3204
800-858-8850 EXT. 5125


For more complete information on any of the mutual funds distributed by SunAmerica Capital Services, Inc., including charges and expenses, obtain a prospectus from your financial adviser or from the SunAmerica Sales Desk, 800-858-8850, ext. 5125. Read it carefully before you invest. The funds' daily net asset values are not guaranteed and their shares are not insured by the FDIC, the Federal Reserve Board or any other agency. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be higher or lower than your original cost.

www.sunamericafunds.com                                        AIG  SUNAMERICA
                                                                    MUTUAL FUNDS

YSPRO-1/02